UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock INVESTMENTS

John Hancock
Investment Grade Bond Fund

Semiannual Report
11.30.13

A look at performance

Total returns for the period ended November 30, 2013

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13

Class A	–4.87	7.93	4.54	–5.19	–4.87	46.45	55.84	2.45	2.45

Class B	–5.97	7.82	4.40	–5.94	–5.97	45.74	53.77	1.82	1.82

Class C	–2.13	8.12	4.24	–2.04	–2.13	47.75	51.50	1.82	1.82

Class I2	–0.12	9.30	5.41	–0.55	–0.12	55.97	69.35	2.83	2.82

Index†	–1.61	5.33	4.71	–0.56	–1.61	29.64	58.47	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net/Gross (%)	0.96	1.71	1.71	0.63

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

6	Investment Grade Bond Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	11-30-03	$15,377	$15,377	$15,847

Class C3	11-30-03	15,150	15,150	15,847

Class I2	11-30-03	16,935	16,935	15,847

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 For certain types of investors, as described in the fund’s prospectus.

3 The contingent deferred sales charge is not applicable.

Semiannual report | Investment Grade Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$993.10	$4.65

Class B	1,000.00	989.40	8.38

Class C	1,000.00	989.40	8.38

Class I	1,000.00	994.50	3.20

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Investment Grade Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,020.40	$4.71

Class B	1,000.00	1,016.60	8.49

Class C	1,000.00	1,016.60	8.49

Class I	1,000.00	1,021.90	3.24

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.93%, 1.68%, 1.68% and 0.64% for Class A, Class B, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Investment Grade Bond Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	37.9%	Asset Backed Securities	3.0%

U.S. Government Agency	23.9%	Capital Preferred Securities	1.3%

U.S. Government	14.7%	Preferred Securities	0.6%

Collateralized Mortgage Obligations	9.9%	Foreign Government Obligations	0.1%

U.S. Government Agency Collateralized		Short-Term Investments & Other	2.2%
Mortgage Obligations	6.4%

Quality Composition[1,2]

U.S. Government Agency	23.9%	BBB	35.0%

U.S. Government	14.7%	BB	3.1%

U.S. Government Agency Collateralized		B	0.2%
Mortgage Obligations	6.4%
		CCC & Below	0.6%
AAA	1.9%
		Not Rated	0.1%
AA	3.5%
		Preferred Securities	0.6%
A	7.8%
		Short-Term Investments & Other	2.2%

1 As a percentage of net assets on 11-30-13.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc., ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Foreign investing, has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates and may be subject to early repayment and the market’s perception of issuer creditworthiness. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

10	Investment Grade Bond Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government & Agency Obligations 38.6%				$81,489,836

(Cost $81,974,950)

U.S. Government 14.7%				31,106,489

U.S. Treasury
Bond	3.625	08-15-43	4,595,000	4,439,919
Note	0.250	09-30-15	1,115,000	1,114,826
Note	0.625	08-15-16	250,000	251,016
Note	0.625	11-15-16	5,360,000	5,372,146
Note	1.250	10-31-18	920,000	915,975
Note	1.375	09-30-18	4,610,000	4,623,687
Note	1.875	06-30-20	10,205,000	10,147,597
Note	2.750	11-15-23	4,240,000	4,241,323

U.S. Government Agency 23.9%				50,383,347

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500	02-01-26	180,502	189,845
30 Yr Pass Thru	3.000	03-01-43	918,539	884,776
30 Yr Pass Thru	5.000	03-01-41	1,355,025	1,479,783
30 Yr Pass Thru	5.000	04-01-41	644,557	696,852
30 Yr Pass Thru	6.500	04-01-39	401,903	446,526
30 Yr Pass Thru	6.500	04-01-39	326,511	362,774
30 Yr Pass Thru	6.500	09-01-39	421,299	468,060

Federal National Mortgage Association
15 Yr Pass Thru	3.000	07-01-27	722,075	745,412
15 Yr Pass Thru	3.500	03-01-26	1,062,167	1,120,752
15 Yr Pass Thru	3.500	07-01-26	2,166,873	2,287,405
15 Yr Pass Thru	4.000	12-01-24	1,573,848	1,686,969
30 Yr Pass Thru	3.000	10-29-27	585,000	522,025
30 Yr Pass Thru	3.000	12-01-42	2,425,466	2,344,649
30 Yr Pass Thru	3.500	02-01-26	170,541	179,947
30 Yr Pass Thru	3.500	06-01-42	1,144,355	1,155,977
30 Yr Pass Thru	3.500	06-01-42	4,431,665	4,478,752
30 Yr Pass Thru	3.500	04-01-43	847,874	856,353
30 Yr Pass Thru	4.000	09-01-41	6,043,584	6,328,529
30 Yr Pass Thru	4.000	10-01-41	90,345	94,449
30 Yr Pass Thru	4.500	08-01-40	4,203,296	4,487,675
30 Yr Pass Thru	4.500	12-01-40	997,831	1,067,211
30 Yr Pass Thru	4.500	05-01-41	1,505,914	1,607,799
30 Yr Pass Thru	4.500	06-01-41	2,224,175	2,380,562
30 Yr Pass Thru	4.500	07-01-41	1,156,471	1,237,785
30 Yr Pass Thru	4.500	11-01-41	410,210	437,963
30 Yr Pass Thru	5.000	04-01-35	265,301	288,515
30 Yr Pass Thru	5.000	09-01-40	2,120,331	2,325,738
30 Yr Pass Thru	5.000	02-01-41	1,096,276	1,204,533
30 Yr Pass Thru	5.000	03-01-41	2,426,853	2,671,055

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value

U.S. Government Agency (continued)

Federal National Mortgage Association
30 Yr Pass Thru	5.000	04-01-41	415,600	$455,862
30 Yr Pass Thru	5.000	05-01-41	2,349,910	2,554,058
30 Yr Pass Thru	5.500	09-01-34	941,606	1,032,382
30 Yr Pass Thru	5.500	02-01-36	314,291	343,903
30 Yr Pass Thru (P)	5.850	03-01-14	138	147
30 Yr Pass Thru (P)	5.850	06-01-14	1,271	1,352
30 Yr Pass Thru	6.000	06-01-40	275,160	303,364
30 Yr Pass Thru	6.500	09-01-37	170,147	189,320
30 Yr Pass Thru	6.500	01-01-39	1,026,592	1,140,613
30 Yr Pass Thru	6.500	06-01-39	289,670	323,675

Corporate Bonds 37.9%				$79,945,642

(Cost $77,222,325)

Consumer Discretionary 3.2%				6,680,939

Auto Components 0.1%

BorgWarner, Inc.	4.625	09-15-20	251,000	264,701

Automobiles 1.6%

Ford Motor Credit Company LLC	5.000	05-15-18	436,000	485,639

Ford Motor Credit Company LLC	5.875	08-02-21	1,541,000	1,748,845

Ford Motor Credit Company LLC	8.000	12-15-16	345,000	410,089

Hyundai Capital Services, Inc. (S)	4.375	07-27-16	185,000	197,617

Nissan Motor Acceptance Corp. (S)	1.950	09-12-17	395,000	396,109

Hotels, Restaurants & Leisure 0.3%

Brinker International, Inc.	2.600	05-15-18	290,000	289,486

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	315,000	343,350

Internet & Catalog Retail 0.2%

QVC, Inc.	4.375	03-15-23	270,000	256,681

QVC, Inc.	5.125	07-02-22	180,000	179,113

Media 0.8%

CBS Corp.	7.875	07-30-30	560,000	688,741

Myriad International Holdings BV (S)	6.000	07-18-20	200,000	211,000

News America, Inc.	6.150	03-01-37	110,000	120,442

News America, Inc.	6.400	12-15-35	110,000	123,373

Time Warner Cable, Inc.	8.250	04-01-19	290,000	340,324

Time Warner Entertainment Company LP	8.375	03-15-23	190,000	219,584

Multiline Retail 0.2%

Macy’s Retail Holdings, Inc.	7.875	08-15-36	359,000	405,845

Consumer Staples 0.9%				1,952,387

Beverages 0.1%

Pernod-Ricard SA (S)	5.750	04-07-21	285,000	316,131

Food & Staples Retailing 0.5%

Safeway, Inc. (L)	4.750	12-01-21	105,000	106,701

Safeway, Inc.	5.000	08-15-19	730,000	781,704

Safeway, Inc.	7.250	02-01-31	175,000	180,981

Food Products 0.3%

Bunge, Ltd. Finance Corp.	8.500	06-15-19	455,000	566,870

12	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Energy 4.4%				$9,340,007

Energy Equipment & Services 0.1%

Rowan Companies, Inc.	4.875	06-01-22	285,000	291,786

Oil, Gas & Consumable Fuels 4.3%

Anadarko Petroleum Corp.	8.700	03-15-19	400,000	522,122

Boardwalk Pipelines LP	5.500	02-01-17	170,000	184,084

CNOOC Finance 2013, Ltd.	3.000	05-09-23	205,000	186,808

DCP Midstream LLC (S)	9.750	03-15-19	375,000	475,820

DCP Midstream Operating LP	2.500	12-01-17	340,000	342,808

DCP Midstream Operating LP	3.875	03-15-23	185,000	172,343

Ecopetrol SA	5.875	09-18-23	150,000	158,625

Energy Transfer Partners LP	5.200	02-01-22	110,000	116,984

Energy Transfer Partners LP	9.700	03-15-19	340,000	441,899

Enterprise Products Operating LLC	6.500	01-31-19	895,000	1,070,365

Enterprise Products Operating LLC (8.375% to
8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	185,000	203,963

Hess Corp.	8.125	02-15-19	630,000	791,441

Kerr-McGee Corp.	6.950	07-01-24	460,000	549,430

Kinder Morgan Energy Partners LP	7.750	03-15-32	115,000	140,859

Lukoil International Finance BV (S)	3.416	04-24-18	590,000	594,543

ONEOK Partners LP	3.200	09-15-18	280,000	289,383

Petrobras Global Finance BV	4.375	05-20-23	320,000	290,707

Petrohawk Energy Corp.	6.250	06-01-19	470,000	513,522

Petroleos Mexicanos	4.875	01-24-22	225,000	230,625

Plains Exploration & Production Company	6.750	02-01-22	555,000	606,296

Plains Exploration & Production Company	6.875	02-15-23	85,000	94,138

TransCanada Pipelines, Ltd. (6.350% to
5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	470,000	488,086

Williams Partners LP	5.250	03-15-20	535,000	583,370

Financials 18.0%				37,870,760

Capital Markets 2.7%

Jefferies Group, Inc.	6.875	04-15-21	715,000	807,950

Jefferies Group, Inc.	8.500	07-15-19	205,000	250,100

Macquarie Bank, Ltd. (S)	6.625	04-07-21	305,000	337,741

Macquarie Group, Ltd. (S)	6.000	01-14-20	225,000	249,215

Morgan Stanley	4.100	05-22-23	505,000	486,680

Morgan Stanley	5.500	01-26-20	395,000	446,324

Morgan Stanley	5.550	04-27-17	230,000	258,601

Morgan Stanley	5.750	01-25-21	675,000	769,002

Morgan Stanley	7.300	05-13-19	785,000	962,476

The Goldman Sachs Group, Inc.	5.250	07-27-21	965,000	1,061,339

The Goldman Sachs Group, Inc.	5.750	01-24-22	80,000	90,254

Commercial Banks 3.6%

Abbey National Treasury Services PLC	4.000	04-27-16	470,000	501,099

Barclays Bank PLC (Q)(S)	5.926	12-15-16	240,000	253,800

Barclays Bank PLC	6.750	05-22-19	540,000	656,201

Barclays Bank PLC (S)	10.179	06-12-21	450,000	596,043

BPCE SA (S)	5.700	10-22-23	500,000	515,740

ICICI Bank, Ltd. (S)	4.700	02-21-18	320,000	326,197

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Commercial Banks (continued)

ICICI Bank, Ltd. (S)	5.750	11-16-20	305,000	$310,643

Nordea Bank AB (S)	3.125	03-20-17	540,000	568,363

PNC Financial Services Group, Inc. (P)(Q)	4.459	01-24-14	195,000	195,000

PNC Financial Services Group, Inc. (4.850% to
6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	270,000	241,650

Royal Bank of Scotland Group PLC	6.400	10-21-19	270,000	314,830

Santander Holdings USA, Inc.	3.450	08-27-18	285,000	295,037

Sberbank of Russia (S)	6.125	02-07-22	300,000	317,250

SunTrust Banks, Inc.	3.500	01-20-17	245,000	259,735

SunTrust Banks, Inc.	7.250	03-15-18	280,000	335,266

Swedbank AB (S)	2.125	09-29-17	370,000	374,610

U.S. Bancorp	3.442	02-01-16	500,000	524,712

VTB Bank OJSC (9.500% to 12-6-22, then 10
Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	200,000	218,750

Wachovia Bank NA	5.850	02-01-37	235,000	266,908

Wells Fargo & Company, Series K (7.980% to
3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	545,000	611,763

Consumer Finance 0.6%

Capital One Financial Corp.	4.750	07-15-21	405,000	433,081

Discover Bank	7.000	04-15-20	280,000	329,755

Discover Financial Services	5.200	04-27-22	375,000	394,610

Diversified Financial Services 5.4%

Bank of America Corp.	3.300	01-11-23	225,000	212,807

Bank of America Corp.	5.000	05-13-21	560,000	612,825

Bank of America Corp.	5.700	01-24-22	310,000	352,367

Bank of America NA	5.300	03-15-17	125,000	139,329

Citigroup, Inc.	3.875	10-25-23	145,000	142,407

Citigroup, Inc.	5.500	09-13-25	315,000	333,287

Citigroup, Inc.	6.125	08-25-36	470,000	494,874

Citigroup, Inc.	8.500	05-22-19	400,000	519,719

Doric Nimrod Air Alpha 2013-1 Pass Through
Trust (S)	5.250	05-30-23	200,000	202,000

Doric Nimrod Air Alpha 2013-1 Pass Through
Trust (S)	6.125	11-30-19	200,000	207,000

Doric Nimrod Air Finance Alpha, Ltd. 2012-1
Class A Pass Through (S)	5.125	11-30-22	193,935	196,845

General Electric Capital Corp. (P)	0.721	08-15-36	360,000	302,937

General Electric Capital Corp.	4.375	09-16-20	220,000	240,038

General Electric Capital Corp.	5.550	05-04-20	680,000	787,978

General Electric Capital Corp.	5.875	01-14-38	70,000	79,206

General Electric Capital Corp. (6.375% to
11-15-17, then 3 month LIBOR + 2.289%)	6.375	11-15-67	150,000	162,750

General Electric Capital Corp. (7.125% until
6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	500,000	556,250

ING Bank NV (S)	5.800	09-25-23	175,000	182,340

ING US, Inc.	5.500	07-15-22	170,000	185,875

JPMorgan Chase & Company	4.625	05-10-21	745,000	802,136

JPMorgan Chase & Company (7.900% to
4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	390,000	430,950

Leucadia National Corp.	5.500	10-18-23	505,000	508,932

14	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Diversified Financial Services (continued)

Merrill Lynch & Company, Inc.	6.875	04-25-18	510,000	$608,748

Rabobank Nederland NV	3.875	02-08-22	705,000	711,311

Rabobank Nederland NV (11.000% to 6-30-19,
then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	904,000	1,195,540

The Bear Stearns Companies LLC	7.250	02-01-18	435,000	525,436

UBS AG	7.625	08-17-22	360,000	411,600

USB Realty Corp. (P)(Q)(S)	1.391	01-15-17	300,000	262,875

Insurance 2.9%

Aflac, Inc.	8.500	05-15-19	330,000	428,243

American International Group, Inc.	4.125	02-15-24	225,000	227,216

American International Group, Inc.	8.250	08-15-18	445,000	563,309

American International Group, Inc. (8.175% to
5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	195,000	234,098

AXA SA	8.600	12-15-30	280,000	343,738

CNA Financial Corp.	7.250	11-15-23	420,000	510,044

Hartford Financial Services Group, Inc.	6.000	01-15-19	71,000	82,775

Liberty Mutual Group, Inc. (S)	5.000	06-01-21	535,000	569,468

Lincoln National Corp. (6.050% to 4-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	320,000	318,400

Lincoln National Corp. (7.000% to 5-17-16,
then 3 month LIBOR + 2.358%)	7.000	05-17-66	110,000	112,750

MetLife, Inc.	6.400	12-15-36	270,000	276,750

Nippon Life Insurance Company (P)(S)	5.000	10-18-42	255,000	260,100

Pacific LifeCorp. (S)	6.000	02-10-20	155,000	174,112

Prudential Financial, Inc. (P)	5.200	03-15-44	90,000	86,175

Prudential Financial, Inc. (5.875% to 9-1-22,
then 3 month LIBOR + 4.175%)	5.875	09-15-42	355,000	358,550

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	380,000	469,154

The Chubb Corp. (6.375% until 4-15-17, then
3 month LIBOR + 2.250%)	6.375	03-29-67	310,000	336,815

The Hanover Insurance Group, Inc.	6.375	06-15-21	95,000	105,016

Unum Group	5.625	09-15-20	145,000	161,451

Unum Group	7.125	09-30-16	275,000	314,312

WR Berkley Corp.	5.375	09-15-20	230,000	251,514

Real Estate Investment Trusts 2.7%

BioMed Realty LP	6.125	04-15-20	80,000	88,770

DDR Corp.	7.875	09-01-20	95,000	117,849

Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	510,000	564,032

HCP, Inc.	5.375	02-01-21	200,000	219,665

Health Care REIT, Inc.	4.125	04-01-19	340,000	362,334

Health Care REIT, Inc.	4.950	01-15-21	155,000	165,553

Health Care REIT, Inc.	6.125	04-15-20	665,000	757,021

Healthcare Realty Trust, Inc.	6.500	01-17-17	345,000	388,674

Highwoods Realty LP	5.850	03-15-17	570,000	633,712

Host Hotels & Resorts LP	5.875	06-15-19	371,000	402,585

ProLogis International Funding II (S)	4.875	02-15-20	150,000	150,293

ProLogis LP	3.350	02-01-21	515,000	505,151

Realty Income Corp.	4.650	08-01-23	120,000	122,601

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value

Real Estate Investment Trusts (continued)

Ventas Realty LP	4.000	04-30-19	275,000	$291,526

Ventas Realty LP	4.750	06-01-21	535,000	567,063

WEA Finance LLC (S)	6.750	09-02-19	215,000	258,469

Health Care 0.4%				882,467

Health Care Providers & Services 0.2%

Medco Health Solutions, Inc.	7.125	03-15-18	290,000	348,525

Pharmaceuticals 0.2%

Mylan, Inc. (S)	7.875	07-15-20	470,000	533,942

Industrials 3.9%				8,226,403

Aerospace & Defense 0.5%

Embraer Overseas, Ltd. (S)	5.696	09-16-23	380,000	380,000

Textron, Inc.	5.600	12-01-17	340,000	376,907

Textron, Inc.	7.250	10-01-19	215,000	253,512

Airlines 1.5%

American Airlines 2013-2 Class A Pass Through
Trust (S)	4.950	01-15-23	300,000	314,250

British Airways PLC (S)	4.625	06-20-24	535,000	545,700

British Airways PLC (S)	5.625	06-20-20	130,000	134,550

Continental Airlines 1997-4 Class A Pass
Through Trust	6.900	01-02-18	263,229	281,971

Continental Airlines 1998-1 Class A Pass
Through Trust	6.648	09-15-17	75,528	80,059

Continental Airlines 1999-1 Class A Pass
Through Trust	6.545	02-02-19	126,424	137,170

Continental Airlines 2007-1 Class A Pass
Through Trust	5.983	04-19-22	331,087	361,712

Continental Airlines 2010-1 Class A Pass
Through Trust	4.750	01-12-21	93,670	99,759

Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821	08-10-22	497,835	560,064

Delta Air Lines 2010-1 Class A Pass
Through Trust	6.200	07-02-18	121,334	134,984

Delta Air Lines 2011-1 Class A Pass
Through Trust	5.300	04-15-19	205,947	223,453

Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027	11-01-19	228,256	253,409

US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	129,663	139,712

Building Products 0.3%

Voto-Votorantim Overseas Trading Operations
NV (S)	6.625	09-25-19	285,000	317,063

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	285,000	315,638

Industrial Conglomerates 0.4%

KOC Holding AS (S)	3.500	04-24-20	300,000	263,625

Odebrecht Finance, Ltd. (S)	7.125	06-26-42	400,000	371,500

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15	120,000	116,400

Road & Rail 0.6%

Penske Truck Leasing Company LP (S)	2.875	07-17-18	345,000	349,215

Penske Truck Leasing Company LP (S)	3.750	05-11-17	355,000	374,652

Ryder System, Inc.	3.500	06-01-17	500,000	526,690

16	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Trading Companies & Distributors 0.6%

Air Lease Corp.	3.375	01-15-19	340,000	$340,836

Air Lease Corp.	4.500	01-15-16	75,000	79,219

Air Lease Corp.	4.750	03-01-20	170,000	176,800

Air Lease Corp.	5.625	04-01-17	145,000	159,138

Glencore Funding LLC (S)	4.125	05-30-23	325,000	304,040

International Lease Finance Corp. (S)	7.125	09-01-18	220,000	254,375

Information Technology 0.5%				969,715

IT Services 0.3%

Fiserv, Inc.	4.625	10-01-20	635,000	656,692

Office Electronics 0.2%

Xerox Corp.	5.625	12-15-19	280,000	313,023

Materials 2.2%				4,640,172

Chemicals 1.1%

Braskem Finance, Ltd. (S)	7.000	05-07-20	455,000	486,850

CF Industries, Inc.	7.125	05-01-20	490,000	578,323

Incitec Pivot Finance LLC (S)	6.000	12-10-19	215,000	238,733

LyondellBasell Industries NV	5.000	04-15-19	580,000	651,038

Methanex Corp.	5.250	03-01-22	280,000	300,158

Metals & Mining 0.9%

Allegheny Technologies, Inc.	5.950	01-15-21	100,000	104,187

Allegheny Technologies, Inc.	9.375	06-01-19	320,000	395,295

Barrick Gold Corp.	4.100	05-01-23	295,000	265,848

Gerdau Trade, Inc. (S)	4.750	04-15-23	200,000	185,000

MMC Finance, Ltd. (S)	5.550	10-28-20	210,000	209,475

Xstrata Finance Canada, Ltd. (S)	3.600	01-15-17	540,000	564,412

Xstrata Finance Canada, Ltd. (S)	4.250	10-25-22	170,000	162,385

Paper & Forest Products 0.2%

Georgia-Pacific LLC	7.250	06-01-28	130,000	159,957

International Paper Company	9.375	05-15-19	255,000	338,511

Telecommunication Services 3.0%				6,320,477

Diversified Telecommunication Services 2.5%

American Tower Corp.	3.400	02-15-19	185,000	187,709

American Tower Corp.	4.700	03-15-22	320,000	322,243

BellSouth Telecommunications, Inc.	6.300	12-15-15	150,565	158,532

Crown Castle Towers LLC (S)	4.883	08-15-20	940,000	998,601

Crown Castle Towers LLC (S)	6.113	01-15-20	420,000	472,281

GTP Acquisition Partners I LLC (S)	2.364	05-15-18	460,000	453,086

Qwest Corp.	6.750	12-01-21	595,000	646,726

Telecom Italia Capital SA	6.999	06-04-18	285,000	315,037

Telecom Italia Capital SA	7.200	07-18-36	220,000	202,868

Telefonica Emisiones SAU	6.421	06-20-16	575,000	642,350

Verizon Communications, Inc.	4.500	09-15-20	355,000	381,144

Verizon Communications, Inc.	6.550	09-15-43	365,000	415,181

Wireless Telecommunication Services 0.5%

SBA Tower Trust (S)	2.933	12-15-17	320,000	321,376

SBA Tower Trust (S)	3.598	04-15-18	310,000	305,935

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value

Wireless Telecommunication Services (continued)

SBA Tower Trust (S)	5.101	04-17-17	280,000	$302,408

Verizon New York, Inc.	7.000	12-01-33	195,000	195,000

Utilities 1.5%				3,224,700

Electric Utilities 0.8%

Beaver Valley II Funding Corp.	9.000	06-01-17	147,000	148,296

Electricite de France SA (5.250% to 1-29-23,
then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	180,000	177,840

FPL Energy National Wind LLC (S)	5.608	03-10-24	112,052	111,892

NextEra Energy Capital Holdings, Inc. (6.650%
to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	145,000	148,625

Oncor Electric Delivery Company LLC	5.000	09-30-17	300,000	333,158

PNPP II Funding Corp.	9.120	05-30-16	55,000	57,689

PPL WEM Holdings PLC (S)	3.900	05-01-16	360,000	377,757

Southern California Edison Company
(6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (Q)	6.250	02-01-22	260,000	269,100

W3A Funding Corp.	8.090	01-02-17	156,571	156,599

Independent Power Producers & Energy Traders 0.1%

Constellation Energy Group, Inc.	5.150	12-01-20	265,000	284,994

Multi-Utilities 0.6%

Integrys Energy Group, Inc. (6.110% to
12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	555,000	559,856

Wisconsin Energy Corp. (6.250% to 5-15-17,
then 3 month LIBOR + 2.113%)	6.250	05-15-67	585,000	598,894

Collateralized Mortgage Obligations 16.3%				$34,370,406

(Cost $33,700,061)

Commercial & Residential 9.9%				20,983,154

Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01-14-29	470,000	529,956

Banc of America Commercial Mortgage
Trust, Inc. Series 2006-2, Class AM (P)	5.958	05-10-45	355,000	392,948
Series 2006-4, Class AM	5.675	07-10-46	675,000	743,254
Series 2006-3, Class A4 (P)	5.889	07-10-44	620,000	676,989

Banc of America Re-Remic Trust
Series 2013-DSNY, Class E (P)(S)	2.767	09-15-26	265,000	265,757

Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.866	01-25-35	689,959	670,108
Series 2005-7, Class 11A1 (P)	0.706	08-25-35	633,336	579,652

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1 (P)	5.750	10-25-34	333,343	334,309

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.392	07-15-44	185,000	189,321

Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P)(S)	6.078	07-10-46	380,000	400,800
Series 2012-CR2, Class XA IO	2.107	08-15-45	2,808,751	317,473
Series 2012-CR5, Class XA IO	2.075	12-10-45	4,048,933	434,746
Series 2012-LC4, Class B (P)	4.934	12-10-44	290,000	307,243
Series 2012-LC4, Class C (P)	5.823	12-10-44	555,000	595,253
Series 2013-300P, Class D (P)(S)	4.540	08-10-30	510,000	474,629
Series 2013-CR11, Class B (P)	5.333	10-10-46	440,000	462,423
Series 2013-LC13, Class B (P)(S)	5.009	08-10-46	410,000	426,206

18	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

Extended Stay America Trust
Series 2013-ESFL, Class DFL (P)(S)	3.309	12-05-31	435,000	$428,063

Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05-05-27	245,000	250,706
Series 2012-FBLU, Class D (S)	5.007	05-05-27	365,000	375,797

Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.018	07-10-38	530,000	581,527

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.769	11-08-29	480,000	478,820

GSR Mortgage Loan Trust
Series 2004-9, Class B1 (P)	3.113	08-25-34	290,816	174,155
Series 2006-AR1, Class 3A1 (P)	2.936	01-25-36	387,331	335,625

HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.106	08-19-45	1,499,177	79,417
Series 2005-2, Class X IO	2.215	05-19-35	6,143,535	376,612
Series 2005-8, Class 1X IO	2.194	09-19-35	1,520,511	102,429

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.035	10-25-36	3,860,610	246,598
Series 2005-AR18, Class 2X IO	1.672	10-25-36	4,866,796	169,280

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.056	04-15-45	565,000	625,769
Series 2007-LD12, Class AM (P)	6.192	02-15-51	765,000	852,853
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	825,000	849,327
Series 2012-HSBC,Class XA IO (S)	1.582	07-05-32	2,845,000	294,739
Series 2012-PHH, Class D (P)(S)	3.435	10-15-25	225,000	226,435
Series 2013-JWRZ, Class D (P)(S)	3.158	04-15-30	385,000	383,148

LB–UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	800,000	884,931

Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1 (P)	3.214	09-25-37	110,112	60,093
Series 2007-3, Class M2 (P)	3.214	09-25-37	44,256	5,073
Series 2007-3, Class M3 (P)	3.214	09-25-37	11,931	210

Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C7, Class C (P)	4.328	02-15-46	297,000	282,067

Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11-12-41	515,000	568,549

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.496	05-25-35	401,783	372,834

Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10-05-25	810,000	808,762

Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P)(S)	2.660	12-25-59	220,000	217,667

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.773	03-25-44	435,594	420,307

UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	320,000	334,189
Series 2012-C1, Class C (P)(S)	5.720	05-10-45	215,000	227,941

UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.955	05-10-63	3,861,511	351,193

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	245,000	268,382

Wells Fargo Commercial Mortgage Trust
Series 2013-1, Class 20B (P)(S)	2.800	03-18-28	720,000	666,063

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	19

		Maturity
	Rate (%)	date	Par value	Value

Commercial & Residential (continued)

WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.418	11-15-45	4,260,940	$535,247
Series 2013-C15, Class B (P)	4.636	08-15-46	130,000	131,513
Series 2013-C16, Class B (P)	5.152	09-15-46	205,000	215,766

U.S. Government Agency 6.4%				13,387,252

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	2,813,879	370,638
Series 290, Class IO	3.500	11-15-32	2,888,309	570,471
Series 3794, Class PI IO	4.500	02-15-38	423,932	47,726
Series 3830, Class NI IO	4.500	01-15-36	2,525,920	277,494
Series 3833, Class LI IO	2.005	10-15-40	2,065,202	114,095
Series 3908, Class PA	4.000	06-15-39	424,959	449,118
Series 4030, Class BI IO	5.000	01-15-42	510,040	92,068
Series 4060, Class HC	3.000	03-15-41	876,436	916,466
Series 4065, Class QA	3.000	08-15-41	624,965	643,935
Series 4088, Class CA	3.000	03-15-42	932,868	958,599
Series 4136, Class IH IO	3.500	09-15-27	2,298,914	333,201
Series K017, Class X1 IO	1.595	12-25-21	2,226,817	197,225
Series K018, Class X1 IO	1.602	01-25-22	2,864,438	255,829
Series K021, Class X1 IO	1.645	06-25-22	673,525	67,527
Series K022, Class X1 IO	1.431	07-25-22	5,286,533	454,631
Series K707, Class X1 IO	1.693	12-25-18	1,956,095	131,547
Series K708, Class X1 IO	1.642	01-25-19	4,444,402	299,166
Series K709, Class X1 IO	1.675	03-25-19	2,629,270	183,236
Series K710, Class X1 IO	1.913	05-25-19	2,017,971	165,726
Series K711, Class X1 IO	1.832	07-25-19	7,135,461	572,442

Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	396,510	63,979
Series 2009-78, Class IB IO	5.000	06-25-39	520,740	65,158
Series 2010-3, Class LI IO	5.000	02-25-25	2,334,595	197,360
Series 2010-68, Class CI IO	5.000	11-25-38	520,662	66,304
Series 2012-118, Class IB IO	3.500	11-25-42	1,199,027	274,758
Series 2012-120, Class PA	3.500	10-25-42	748,518	774,935
Series 2012-137, Class QI IO	3.000	12-25-27	2,458,739	364,980
Series 2012-137, Class WI IO	3.500	12-25-32	1,746,046	363,612
Series 2012-19, Class JA	3.500	03-25-41	1,398,397	1,456,712
Series 2012-67, Class KG	3.500	02-25-41	292,006	303,566
Series 2012-98, Class JP	3.500	03-25-42	911,399	949,956
Series 402, Class 3 IO	4.000	11-25-39	287,090	56,114
Series 402, Class 4 IO	4.000	10-25-39	450,152	79,655
Series 402, Class 7 IO	4.500	11-25-39	455,021	84,853
Series 407, Class 7 IO	5.000	03-25-41	392,979	77,934
Series 407, Class 8 IO	5.000	03-25-41	195,201	36,285
Series 407, Class 15 IO	5.000	01-25-40	478,026	83,150
Series 407, Class 21 IO	5.000	01-25-39	255,772	47,131
Series 407, Class C6 IO	5.500	01-25-40	1,023,629	193,527

Government National Mortgage Association
Series 2012-114, Class IO	1.031	01-16-53	1,659,020	155,221
Series 2013-42, Class IO	3.500	03-20-43	903,923	145,522
Series 2013-42, Class YI IO	3.500	03-20-43	2,784,196	445,400

20	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Asset Backed Securities 3.0%				$6,344,853

(Cost $6,094,329)

Asset Backed Securities 3.0%				6,344,853
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.886	09-25-34	234,268	229,430

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.636	05-25-35	405,000	368,451

Argent Securities, Inc.
Series 2004-W6, Class M1 (P)	0.716	05-25-34	261,950	255,539

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.406	07-25-36	562,495	514,719

CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03-20-43	734,450	746,897

Credit-Based Asset Servicing and
Securitization LLC
Series 2005-CB2, Class M1 (P)	0.826	04-25-36	365,211	352,802

CSMC Trust
Series 2006-CF2, Class M1 (P)(S)	0.636	05-25-36	470,000	452,795

Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01-25-42	871,506	943,683

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.626	11-25-35	485,000	445,070

Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.636	12-25-35	265,000	257,087

MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.866	08-25-37	88,670	87,110

Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.916	09-25-35	152,899	141,691

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.616	03-25-35	240,000	229,615

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4 (P)	4.934	08-25-35	420,000	405,503

Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05-20-41	321,401	344,843

Westgate Resorts LLC
Series 2012-3A, Class A (S)	2.500	03-20-25	283,241	283,207
Series 2012-3A, Class B (S)	4.500	03-20-25	85,313	85,354
Series 2013-1A, Class B (S)	3.750	08-20-25	203,345	201,057

Foreign Government Obligations 0.1%				$234,631

(Cost $219,429)

South Korea 0.1%				234,631
Korea Development Bank	4.000	09-09-16	220,000	234,631

Capital Preferred Securities 1.3%				$2,800,825

(Cost $2,706,732)

Financials 1.3%				2,800,825

Capital Markets 0.3%

State Street Capital Trust IV (P)	1.254	06-15-37	695,000	536,193

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	21

		Maturity
	Rate (%)	date	Par value	Value

Financials (continued)

Commercial Banks 0.4%

Allfirst Preferred Capital Trust (P)	1.744	07-15-29	205,000	$168,100

Fifth Third Capital Trust IV (6.500% to 4-15-17,
then 3 month LIBOR + 1.368%)	6.500	04-15-37	595,000	594,256

PNC Financial Services Group, Inc. (6.750% to
8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	135,000	141,413

Insurance 0.6%

MetLife Capital Trust IV (7.875% to 12-15-32,
then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	95,000	108,538

MetLife Capital Trust X (9.250% to 4-8-38,
then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	250,000	320,000

ZFS Finance USA Trust II (6.450% to 6-15-16
then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	675,000	725,625

ZFS Finance USA Trust V (6.500% to 5-9-17,
then 3 month LIBOR + 2.285%) (S)	6.500	05-09-37	195,000	206,700

			Shares	Value

Preferred Securities 0.6%				$1,230,590

(Cost $1,151,944)

Financials 0.4%				920,261

Commercial Banks 0.4%

PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month
LIBOR + 4.067%)			15,450	395,211

U.S. Bancorp (6.000% to 4-15-17, then 3 month LIBOR + 4.861%)			12,325	336,966

Wells Fargo & Company, Series L, 7.500%			167	188,084

Industrials 0.2%				310,329

Aerospace & Defense 0.2%

United Technologies Corp., 7.500%			4,748	310,329

		Yield (%)	Shares	Value

Securities Lending Collateral 0.0%				$100,408

(Cost $100,402)

John Hancock Collateral Investment Trust (W)		0.1849 (Y)	10,033	100,408

			Par value	Value

Short-Term Investments 0.9%				$1,790,000

(Cost $1,790,000)

Repurchase Agreement 0.9%				1,790,000

Barclays Tri-Party Repurchase Agreement dated 11-29-13 at 0.070% to be repurchased at $1,790,010 on 12-2-13, collateralized by $1,744,500
U.S. Treasury Note, 2.125% due 12-31-15 (valued at $1,825,911,
including interest)			1,790,000	1,790,000

Total investments (Cost $204,960,172)† 98.7%				$208,307,191

Other assets and liabilities, net 1.3%				$2,758,133

Total net assets 100.0%				$211,065,324

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

22	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

Notes to Schedule of Investments

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

(L) A portion of this security is on loan as of 11-30-13.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 11-30-13.

† At November 30, 2013, the aggregate cost of investment securities for federal income tax purposes was $205,819,656. Net unrealized appreciation aggregated $ 2,487,535, of which $ 5,761,694 related to appreciated investment securities and $ 3,274,159 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	23

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $204,859,770) including
$96,078 of securities loaned)	$208,206,783
Investments in affiliated issuers, at value (Cost $100,402)	100,408

Total investments, at value (Cost $204,960,172)	208,307,191
Cash	738,843
Cash held at broker for futures contracts	68,854
Receivable for investments sold	360,449
Receivable for fund shares sold	824,492
Dividends and interest receivable	1,751,057
Receivable for securities lending income	72
Receivable for futures variation margin	1,500
Other receivables and prepaid expenses	53,317

Total assets	212,105,775

Liabilities

Payable for investments purchased	551,462
Payable for fund shares repurchased	233,265
Payable upon return of securities loaned	100,170
Distributions payable	48,143
Payable to affiliates
Accounting and legal services fees	3,900
Transfer agent fees	23,104
Distribution and service fees	28,327
Trustees’ fees	12,939
Other liabilities and accrued expenses	39,141

Total liabilities	1,040,451

Net assets	$211,065,324

Net assets consist of

Paid-in capital	$208,357,980
Accumulated distributions in excess of net investment income	(719,896)
Accumulated net realized gain (loss) on investments and futures contracts	71,156
Net unrealized appreciation (depreciation) on investments and
futures contracts	3,356,084

Net assets	$211,065,324

24	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($166,753,431 ÷ 15,912,218 shares)[1]	$10.48
Class B ($9,095,941 ÷ 867,812 shares)[1]	$10.48
Class C ($25,037,680 ÷ 2,388,724 shares)[1]	$10.48
Class I ($10,178,272 ÷ 971,099 shares)	$10.48

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.97

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	25

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 11-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$3,770,162
Dividends	41,597
Securities lending	958

Total investment income	3,812,717

Expenses

Investment management fees	439,312
Distribution and service fees	404,652
Accounting and legal services fees	22,368
Transfer agent fees	160,784
Trustees’ fees	5,455
State registration fees	38,878
Printing and postage	15,689
Professional fees	28,832
Custodian fees	15,838
Registration and filing fees	14,396
Other	7,503

Total expenses	1,153,707
Less expense reductions	(6,131)

Net expenses	1,147,576

Net investment income	2,665,141

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(507,592)
Investments in affiliated issuers	232
Futures contracts	(297,290)

(804,650)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(4,244,202)
Investments in affiliated issuers	8
Futures contracts	68,480

(4,175,714)

Net realized and unrealized loss	(4,980,364)

Decrease in net assets from operations	($2,315,223)

26	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$2,665,141	$5,732,209
Net realized gain (loss)	(804,650)	3,478,875
Change in net unrealized appreciation (depreciation)	(4,175,714)	593,814

Increase (decrease) in net assets resulting from operations	(2,315,223)	9,804,898

Distributions to shareholders
From net investment income
Class A	(2,816,741)	(5,841,314)
Class B	(131,243)	(317,398)
Class C	(363,420)	(942,402)
Class I	(204,534)	(504,652)
From net realized gain
Class A	—	(384,234)
Class B	—	(26,393)
Class C	—	(76,726)
Class I	—	(37,741)

Total distributions	(3,515,938)	(8,130,860)

From fund share transactions	(25,824,655)	37,480,291

Total increase (decrease)	(31,655,816)	39,154,329

Net assets

Beginning of period	242,721,140	203,566,811

End of period	$211,065,324	$242,721,140

Undistributed (accumulated distributions in excess of) net
investment income	($719,896)	$130,901

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	27

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$10.73	$10.62	$10.48	$10.01	$8.95	$9.53
Net investment income[2]	0.13	0.28	0.34	0.39	0.51	0.49
Net realized and unrealized gain (loss)
on investments	(0.21)	0.22	0.22	0.52	1.07	(0.58)
Total from investment operations	(0.08)	0.50	0.56	0.91	1.58	(0.09)
Less distributions
From net investment income	(0.17)	(0.37)	(0.41)	(0.44)	(0.52)	(0.49)
From net realized gain	—	(0.02)	(0.01)	—	—	—
Total distributions	(0.17)	(0.39)	(0.42)	(0.44)	(0.52)	(0.49)
Net asset value, end of period	$10.48	$10.73	$10.62	$10.48	$10.01	$8.95
Total return (%)[3,4]	(0.69)[5]	4.80	5.45	9.29	17.99	(0.73)

Ratios and supplemental data

Net assets, end of period (in millions)	$167	$183	$150	$123	$121	$99
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93[6]	0.96	1.00	0.97	1.08	1.20[7]
Expenses net of fee waivers	0.93[6]	0.96	0.98	0.96	1.08	1.20[7]
Expenses net of fee waivers and credits	0.93[6]	0.96	0.98	0.96	1.07	1.20[7]
Net investment income	2.54[6]	2.62	3.29	3.82	5.22	5.53
Portfolio turnover (%)	31	70	85	105	87	109

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

28	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$10.73	$10.62	$10.48	$10.01	$8.95	$9.53
Net investment income[2]	0.09	0.20	0.26	0.32	0.44	0.42
Net realized and unrealized gain (loss)
on investments	(0.20)	0.22	0.22	0.52	1.07	(0.58)
Total from investment operations	(0.11)	0.42	0.48	0.84	1.51	(0.16)
Less distributions
From net investment income	(0.14)	(0.29)	(0.33)	(0.37)	(0.45)	(0.42)
From net realized gain	—	(0.02)	(0.01)	—	—	—
Total distributions	(0.14)	(0.31)	(0.34)	(0.37)	(0.45)	(0.42)
Net asset value, end of period	$10.48	$10.73	$10.62	$10.48	$10.01	$8.95
Total return (%)[3,4]	(1.06)[5]	4.02	4.66	8.48	17.12	(1.47)

Ratios and supplemental data

Net assets, end of period (in millions)	$9	$12	$10	$8	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68[6]	1.71	1.75	1.72	1.83	1.95[7]
Expenses net of fee waivers	1.68[6]	1.71	1.73	1.71	1.83	1.95[7]
Expenses net of fee waivers and credits	1.68[6]	1.71	1.73	1.71	1.82	1.95[7]
Net investment income	1.79[6]	1.88	2.53	3.07	4.52	4.79
Portfolio turnover (%)	31	70	85	105	87	109

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$10.73	$10.62	$10.48	$10.01	$8.95	$9.53
Net investment income[2]	0.09	0.20	0.27	0.31	0.43	0.43
Net realized and unrealized gain (loss)
on investments	(0.20)	0.22	0.21	0.53	1.08	(0.59)
Total from investment operations	(0.11)	0.42	0.48	0.84	1.51	(0.16)
Less distributions
From net investment income	(0.14)	(0.29)	(0.33)	(0.37)	(0.45)	(0.42)
From net realized gain	—	(0.02)	(0.01)	—	—	—
Total distributions	(0.14)	(0.31)	(0.34)	(0.37)	(0.45)	(0.42)
Net asset value, end of period	$10.48	$10.73	$10.62	$10.48	$10.01	$8.95
Total return (%)[3,4]	(1.06)[5]	4.02	4.67	8.48	17.13	(1.47)

Ratios and supplemental data

Net assets, end of period (in millions)	$25	$34	$34	$24	$21	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	1.68[6]	1.71	1.75	1.72	1.83	1.95[7]
Expenses net of fee waivers	1.68[6]	1.71	1.73	1.71	1.83	1.95[7]
Expenses net of fee waivers and credits	1.68[6]	1.71	1.73	1.71	1.82	1.95[7]
Net investment income	1.79[6]	1.88	2.54	3.06	4.44	4.87
Portfolio turnover (%)	31	70	85	105	87	109

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

See notes to financial statements	Semiannual report | Investment Grade Bond Fund	29

CLASS I SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$10.73	$10.62	$10.48	$10.01	$8.95	$9.53
Net investment income[2]	0.15	0.32	0.38	0.43	0.49	0.52
Net realized and unrealized gain (loss)
on investments	(0.21)	0.22	0.21	0.52	1.13	(0.58)
Total from investment operations	(0.06)	0.54	0.59	0.95	1.62	(0.06)
Less distributions
From net investment income	(0.19)	(0.41)	(0.44)	(0.48)	(0.56)	(0.52)
From net realized gain	—	(0.02)	(0.01)	—	—	—
Total distributions	(0.19)	(0.43)	(0.45)	(0.48)	(0.56)	(0.52)
Net asset value, end of period	$10.48	$10.73	$10.62	$10.48	$10.01	$8.95
Total return (%)[3]	(0.55)[4]	5.14	5.81	9.71	18.45	(0.45)

Ratios and supplemental data

Net assets, end of period (in millions)	$10	$14	$9	$3	$4	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65[5]	0.63	0.65	0.60	0.68	1.12[6]
Expenses net of fee waivers and credits	0.64[5]	0.63	0.64	0.57	0.68	1.12[6]
Net investment income	2.84[5]	2.93	3.62	4.18	5.03	6.09
Portfolio turnover (%)	31	70	85	105	87	109

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Not annualized.
5 Annualized.
6 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

30	Investment Grade Bond Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Investment Grade Bond Fund is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital and maintenance of liquidity.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant

Semiannual report | Investment Grade Bond Fund	31

observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

U.S. Government & Agency
Obligations	$81,489,836	—	$81,489,836	—
Corporate Bonds	79,945,642	—	79,945,642	—
Collateralized Mortgage
Obligations	34,370,406	—	34,370,406	—
Asset Backed Securities	6,344,853	—	6,143,796	$201,057
Foreign Government
Obligations	234,631	—	234,631	—
Capital Preferred Securities	2,800,825	—	2,800,825	—
Preferred Securities	1,230,590	$1,230,590	—	—
Securities Lending Collateral	100,408	100,408	—	—
Short-Term Investments	1,790,000	—	1,790,000	—

Total Investments
in Securities	$208,307,191	$1,330,998	$206,775,136	$201,057
Other Financial
Instruments
Futures	$9,065	$9,065	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for

32	Investment Grade Bond Fund | Semiannual report

financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering its securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Semiannual report | Investment Grade Bond Fund	33

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2013 were $394. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays monthly. The fund typically declares and pays capital gain distributions, if any, at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated

34	Investment Grade Bond Fund | Semiannual report

with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any, are identified in the Fund’s investments. Margin for exchange-traded and exchange cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2013, the fund used futures contracts to manage duration of the fund. During the six months ended November 30, 2013, the fund held futures contracts with notional values ranging from $1.7 million to $4.7 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2013.

						UNREALIZED
OPEN	NUMBER OF		EXPIRATION			APPRECIATION
CONTRACTS	CONTRACTS	POSITION	DATE	NOTIONAL BASIS	NOTIONAL VALUE	(DEPRECIATION)

Ultra Long U.S.	12	Long	Mar-2014	$1,660,435	$1,669,500	$9,065
Treasury Bond Futures

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable for	Futures†	$9,065	—
futures

†Reflects cumulative appreciation/depreciation on futures as disclosed above. Only the year end variation margin is separately disclosed in the Statements of Assets and Liabilities.

Semiannual report | Investment Grade Bond Fund	35

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013.

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Net realized gain (loss)	($297,290)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013.

RISK	STATEMENT OF OPERATIONS LOCATION	FUTURES CONTRACTS

Interest rate contracts	Change in net unrealized	$68,480
	appreciation (depreciation)

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.400% of the first $1.5 billion of the fund’s average daily net assets and (b) 0.385% of the fund’s average daily net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock Funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

Accordingly, these expense reductions amounted to $4,741, $285, $788, and $317 for Class A, Class B, Class C, and Class I shares, respectively for the six months ended November 30, 2013.

36	Investment Grade Bond Fund | Semiannual report

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.39% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $705,599 for the six months ended November 30, 2013. Of this amount, $92,239 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $606,564 was paid as sales commissions to broker-dealers and $6,796 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $4,893, $15,351 and $3,816 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable

Semiannual report | Investment Grade Bond Fund	37

costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other retail share classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$212,330	$125,751
Class B	51,055	7,580
Class C	141,267	20,981
Class I	—	6,472
Total	$404,652	$160,784

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,594,326	$27,158,158	6,907,284	$74,831,260
Distributions reinvested	251,589	2,628,361	532,053	5,760,551
Repurchased	(4,027,559)	(42,053,519)	(4,444,290)	(48,109,083)

Net increase (decrease)	(1,181,644)	($12,267,000)	2,995,047	$32,482,728

Class B shares

Sold	12,351	$129,653	361,406	$3,909,840
Distributions reinvested	10,120	105,725	25,168	272,509
Repurchased	(276,901)	(2,884,416)	(246,679)	(2,669,969)

Net increase (decrease)	(254,430)	($2,649,038)	139,895	$1,512,380

Class C shares

Sold	205,605	$2,152,946	1,290,929	$13,977,535
Distributions reinvested	28,929	302,234	77,866	842,882
Repurchased	(979,192)	(10,222,662)	(1,452,087)	(15,722,757)

Net decrease	(744,658)	($7,767,482)	(83,292)	($902,340)

Class I shares

Sold	185,916	$1,940,070	1,507,877	$16,334,380
Distributions reinvested	15,829	165,370	42,820	463,876
Repurchased	(502,113)	(5,246,575)	(1,146,143)	(12,410,733)

Net increase (decrease)	(300,368)	($3,141,135)	404,554	$4,387,523

Total net increase (decrease)	(2,481,100)	($25,824,655)	3,456,204	$37,480,291

38	Investment Grade Bond Fund | Semiannual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $21,763,369 and $54,716,595, respectively, for the six months ended November 30, 2013. Purchases and sales of U.S. Treasury obligations aggregated $44,629,426 and $37,588,451 respectively, for the six months ended November 30, 2013.

Semiannual report | Investment Grade Bond Fund	39

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

40	Investment Grade Bond Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	55SA 11/13
MF167886	1/14

John Hancock

Government Income Fund

Semiannual Report

11.30.13

A look at performance

Total returns for the period ended November 30, 2013

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13

Class A	–5.86	3.52	3.59	–5.02	–5.86	18.91	42.22	1.60	1.48

Class B	–7.03	3.32	3.43	–5.86	–7.03	17.72	40.11	0.90	0.81

Class C	–3.29	3.67	3.27	–1.93	–3.29	19.75	38.02	0.90	0.81

Index†	–2.14	3.13	4.33	–0.79	–2.14	16.67	52.73	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-14 for Class A, Class B, and Class C shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C
Net (%)	0.98	1.81	1.81
Gross (%)	1.12	1.87	1.87

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays U.S. Government Bond Index.

See the following page for footnotes.

6	Government Income Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B2	11-30-03	$14,011	$14,011	$15,273

Class C2	11-30-03	13,802	13,802	15,273

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays U.S. Government Bond Index is an unmanaged index of U.S. Treasury and government agency bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 The contingent deferred sales charge is not applicable.

Semiannual report | Government Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$994.40	$4.90

Class B	1,000.00	990.50	8.83

Class C	1,000.00	990.50	8.88

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Government Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,020.20	$4.96

Class B	1,000.00	1,016.20	8.95

Class C	1,000.00	1,016.10	9.00

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.98%, 1.77%, and 1.78% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Government Income Fund	9

Portfolio summary

Portfolio Composition[1]

U.S. Government Agency	59.7%	Collateralized Mortgage Obligations	4.7%

U.S. Government	20.8%	Asset Backed Securities	1.3%

U.S. Government Agency Collateralized		Corporate Bonds	0.6%
Mortgage Obligations	10.7%
		Short-Term Investments & Other	2.2%

Quality Composition[1,2]

U.S. Government Agency	59.7%	A	1.7%

U.S. Government	20.8%	BBB	1.6%

U.S. Government Agency Collateralized		BB	1.0%
Mortgage Obligations	10.7%
		B	0.5%
AAA	0.3%
		CCC	0.9%
AA	0.6%
		Short-Term Investments & Other	2.2%

1 As a percentage of net assets on 11-30-13.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing has additional risks, such as currency and market volatility, and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Fund distributions generally depend on income from underlying investments, and may vary or cease altogether in the future. Please see the fund’s prospectuses for additional risks.

10	Government Income Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government & Agency Obligations 80.5%				$252,150,154

(Cost $254,649,948)

U.S. Government 20.8%				65,102,051

U.S. Treasury
Bond	3.750	08-15-41	$2,750,000	2,742,696
Note	0.250	09-30-15	2,275,000	2,274,645
Note	1.250	10-31-18	5,425,000	5,401,266
Note	1.375	09-30-18	29,300,000	29,386,992
Note	1.500	08-31-18	12,500,000	12,626,950
Note	1.875	06-30-20	3,250,000	3,231,719
Note	2.625	11-15-20	3,000,000	3,111,564

Treasury Inflation Protected Securities
Inflation Indexed Note	1.875	07-15-15	6,018,700	6,326,219

U.S. Government Agency 59.7%				187,048,103

Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500	02-01-26	726,887	764,510
30 Yr Pass Thru	6.500	09-01-39	731,970	813,213
30 Yr Pass Thru (P)	2.379	09-01-41	5,074,094	5,265,040
30 Yr Pass Thru	3.000	03-01-43	1,295,624	1,247,999
30 Yr Pass Thru	3.500	05-01-42	14,896,860	15,017,897
30 Yr Pass Thru	5.000	04-01-41	1,124,934	1,216,203
30 Yr Pass Thru	6.500	04-01-39	563,992	626,424

Federal National Mortgage Association
15 Yr Pass Thru	1.600	01-30-20	5,000,000	4,787,370
15 Yr Pass Thru	3.000	10-01-42	669,107	646,603
15 Yr Pass Thru	3.500	02-01-26	261,990	276,440
15 Yr Pass Thru	3.500	03-01-26	5,421,927	5,720,980
15 Yr Pass Thru	3.500	07-01-26	2,874,135	3,034,009
15 Yr Pass Thru	4.000	12-01-24	3,683,112	3,947,835
15 Yr Pass Thru	4.000	02-01-26	9,587,117	10,201,292
30 Yr Pass Thru	3.000	10-29-27	950,000	847,733
30 Yr Pass Thru	3.000	08-01-42	668,893	646,397
30 Yr Pass Thru	3.000	11-01-42	3,333,914	3,221,781
30 Yr Pass Thru	3.000	12-01-42	8,467,248	8,185,116
30 Yr Pass Thru	3.000	03-01-43	372,206	360,153
30 Yr Pass Thru	3.000	05-01-43	484,844	469,144
30 Yr Pass Thru	3.500	06-01-42	4,390,240	4,434,828
30 Yr Pass Thru	3.500	01-01-43	4,183,374	4,225,208
30 Yr Pass Thru	4.000	12-01-40	4,494,481	4,704,985
30 Yr Pass Thru	4.000	09-01-41	9,880,184	10,337,003
30 Yr Pass Thru	4.000	10-01-41	3,702,657	3,870,867
30 Yr Pass Thru (P)	4.315	04-01-48	179,330	190,135
30 Yr Pass Thru	4.500	08-01-40	5,387,706	5,752,218

See notes to financial statements	Semiannual report | Government Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal National Mortgage Association
30 Yr Pass Thru	4.500	06-01-41	$8,062,635	$8,629,538
30 Yr Pass Thru	4.500	07-01-41	6,802,769	7,281,088
30 Yr Pass Thru	4.500	11-01-41	1,644,345	1,755,595
30 Yr Pass Thru	4.500	01-01-42	8,463,025	9,060,725
30 Yr Pass Thru	4.500	02-01-42	6,266,990	6,694,907
30 Yr Pass Thru	5.000	04-01-35	708,572	770,572
30 Yr Pass Thru	5.000	09-01-40	9,465,571	10,382,548
30 Yr Pass Thru	5.000	10-01-40	3,504,612	3,833,170
30 Yr Pass Thru	5.000	04-01-41	3,470,439	3,798,380
30 Yr Pass Thru	5.000	05-01-41	16,619,828	18,063,675
30 Yr Pass Thru	5.500	09-01-34	2,219,212	2,433,158
30 Yr Pass Thru	5.500	03-01-36	3,360,189	3,676,782
30 Yr Pass Thru	5.500	04-01-36	2,282,599	2,496,236
30 Yr Pass Thru	5.500	08-01-37	2,725,376	2,994,140
30 Yr Pass Thru	6.000	06-01-40	3,025,781	3,335,915
30 Yr Pass Thru	6.500	06-01-39	922,048	1,030,291

Corporate Bonds 0.6%				$1,875,739

(Cost $1,134,037)

Telecommunication Services 0.6%				1,875,739

Diversified Telecommunication Services 0.3%				854,604

Crown Castle Towers LLC (S)	6.113	01-15-20	760,000	854,604

Wireless Telecommunication Services 0.3%				1,021,135

SBA Tower Trust (S)	2.933	12-15-17	550,000	552,364

SBA Tower Trust (S)	3.598	04-15-18	475,000	468,771

Collateralized Mortgage Obligations 15.4%				$48,224,642

(Cost $46,870,539)

Commercial & Residential 4.7%				14,594,207

American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.386	06-25-45	833,439	771,432

Banc of America Re-Remic Trust
Series 2013-DSNY, Class E (P)(S)	2.767	09-15-26	380,000	381,085

Bear Stearns Alt-A Trust
Series 2005-5, Class 1A4 (P)	0.726	07-25-35	618,524	579,293
Series 2005-7, Class 11A1 (P)	0.706	08-25-35	894,686	818,848

Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10-25-34	533,534	535,082

Commercial Mortgage Pass Through Certificates
Series 2010-C1, Class D (P)(S)	6.078	07-10-46	549,076	579,131
Series 2012-CR2, Class XA IO	2.107	08-15-45	4,851,479	548,363
Series 2013-CR11, Class B (P)	5.333	10-10-46	640,000	672,615
Series 2013-LC13, Class B (P)(S)	5.009	08-10-46	595,000	618,519

GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P)(S)	2.769	11-08-29	755,000	753,143

HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.106	08-19-45	4,319,245	228,808
Series 2005-2, Class X IO	2.215	05-19-35	14,331,314	878,540

IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.035	10-25-36	12,208,497	779,821
Series 2005-AR18, Class 2X IO	1.672	10-25-36	11,451,923	398,328

12	Government Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	$1,235,000	$1,271,416
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	5,077,500	526,024

MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2 (P)	1.266	11-25-34	555,000	515,911

Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 2A2 (P)	2.786	08-25-34	832,393	813,860

MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.496	05-25-35	61,299	573,750

UBS Commercial Mortgage Trust
Series 2012-C1, Class B (P)	4.822	05-10-45	555,000	579,610
Series 2012-C1, Class C (P)(S)	5.720	05-10-45	370,000	392,270

Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04-15-47	380,000	416,266

Wells Fargo Commercial Mortgage Trust
Series 2013-1, Class 20B (P)(S)	2.800	03-18-28	1,040,000	962,092

U.S. Government Agency 10.7%				33,630,435

Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000	10-15-27	4,369,061	575,483
Series 290, Class IO	3.500	11-15-32	4,659,173	920,235
Series 3699, Class MI IO	4.500	01-15-38	1,577,361	167,116
Series 3747, Class HI IO	4.500	07-15-37	4,117,828	437,128
Series 3794, Class PI IO	4.500	02-15-38	991,011	111,568
Series 3830, Class NI IO	4.500	01-15-36	4,549,354	499,786
Series 3833, Class LI IO	2.005	10-15-40	4,944,599	273,172
Series 3908, Class PA	4.000	06-15-39	752,600	795,384
Series 4027, Class TA	3.500	07-15-41	2,076,277	2,176,993
Series 4030, Class BI IO	5.000	01-15-42	906,203	163,580
Series 4060, Class HC	3.000	03-15-41	1,581,108	1,653,323
Series 4065, Class QA	3.000	08-15-41	1,125,824	1,159,996
Series 4077, Class IK IO	5.000	07-15-42	1,253,242	290,452
Series 4088, Class CA	3.000	03-15-42	4,197,907	4,313,694
Series 4136, Class IH IO	3.500	09-15-27	3,534,151	512,234
Series K017, Class X1 IO	1.595	12-25-21	3,858,833	341,769
Series K022, Class X1 IO	1.431	07-25-22	8,203,069	705,448
Series K706, Class X1 IO	1.731	10-25-18	9,891,137	669,828
Series K707, Class X1 IO	1.693	12-25-18	3,351,179	225,367
Series K708, Class X1 IO	1.642	01-25-19	7,998,929	538,432
Series K709, Class X1 IO	1.675	03-25-19	4,723,773	329,204
Series K710, Class X1 IO	1.913	05-25-19	3,588,609	294,715
Series K711, Class X1 IO	1.832	07-25-19	11,281,204	905,035

Federal National Mortgage Association
Series 1993-225, Class TK	6.500	12-25-23	1,620,052	1,777,992
Series 2009-50, Class GI IO	5.000	05-25-39	1,117,672	180,341
Series 2009-78, Class IB IO	5.000	06-25-39	1,382,706	173,012
Series 2010-25, Class NI IO	5.000	03-25-25	2,411,373	207,353
Series 2010-3, Class LI IO	5.000	02-25-25	6,373,485	538,796
Series 2010-68, Class CI IO	5.000	11-25-38	1,231,123	156,777
Series 2011-146, Class MA	3.500	08-25-41	1,497,919	1,564,382
Series 2012-118, Class IB IO	3.500	11-25-42	1,955,556	448,118
Series 2012-120, Class PA	3.500	10-25-42	1,212,789	1,255,591
Series 2012-137, Class QI IO	3.000	12-25-27	3,757,518	557,774
Series 2012-137, Class WI IO	3.500	12-25-32	2,768,934	576,627
Series 2012-19, Class JA	3.500	03-25-41	2,436,201	2,537,794
Series 2012-21, Class IQ IO	4.500	09-25-41	1,962,958	388,835
Series 2012-98, Class JP	3.500	03-25-42	1,576,349	1,643,036

See notes to financial statements	Semiannual report | Government Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
U.S. Government Agency (continued)

Federal National Mortgage Association
Series 402, Class 3 IO	4.000	11-25-39	$810,606	$158,440
Series 402, Class 4 IO	4.000	10-25-39	1,271,491	224,992
Series 402, Class 7 IO	4.500	11-25-39	1,184,680	220,921
Series 407, Class 15 IO	5.000	01-25-40	1,059,342	184,266
Series 407, Class 21 IO	5.000	01-25-39	573,041	105,593
Series 407, Class 7 IO	5.000	03-25-41	942,536	186,921
Series 407, Class 8 IO	5.000	03-25-41	466,496	86,716
Series 407, Class C6 IO	5.500	01-25-40	1,757,627	332,297

Government National Mortgage Association
Series 2012-114, Class IO	1.031	01-16-53	2,765,033	258,702
Series 2013-42, Class IA IO	3.500	03-20-43	2,166,930	349,354
Series 2013-42, Class IO	3.500	03-20-43	1,390,651	223,881
Series 2013-42, Class YI IO	3.500	03-20-43	4,270,594	683,186
Series 2013-6, Class AI IO	3.500	08-20-39	3,055,071	548,796

Asset Backed Securities 1.3%				$4,166,033

(Cost $3,921,389)

Asset Backed Securities 1.3%				4,166,033

Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.636	05-25-35	645,000	586,792

Asset Backed Funding Certificates
Series 2005-HE1, Class M1 (P)	0.586	03-25-35	604,377	573,144

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.406	07-25-36	947,518	867,040

Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.923	06-25-37	426,867	430,738

Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.626	11-25-35	805,000	738,724

Home Equity Asset Trust
Series 2005-6, Class M1 (P)	0.636	12-25-35	460,000	446,264

New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.616	03-25-35	547,000	523,331

14	Government Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Yield (%) *	date	Par value	Value
Short-Term Investments 3.9%				$12,119,508

(Cost $12,119,034)

U.S. Government 1.7%				5,124,508

U.S. Treasury Bill	0.075	02-13-14	$5,125,000	5,124,508

Repurchase Agreement 2.2%				6,995,000

Barclays Tri-Party Repurchase Agreement dated
11-29-13 at 0.070% to be repurchased at
$6,995,041 on 12-2-13, collateralized by
$6,816,900 U.S. Treasury Notes, 2.125%
due 12-31-15 (valued at $7,135,025,
including interest)			6,995,000	6,995,000

Total investments (Cost $318,694,947)† 101.7%				$318,536,076

Other assets and liabilities, net (1.7%)				($5,319,332)

Total net assets 100.0%				$313,216,744

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $319,353,514. Net unrealized depreciation aggregated $817,438, of which $4,815,515 related to appreciated investment securities and $5,632,953 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Government Income Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $318,694,947)	$318,536,076
Cash	3,831,830
Cash held at broker for futures contracts	95,138
Receivable for fund shares sold	113,316
Interest receivable	1,370,714
Receivable for futures variation margin	4,703
Receivable due from advisor	1,639
Other receivables and prepaid expenses	66,717

Total assets	324,020,133

Liabilities

Payable for delayed delivery securities purchased	10,269,267
Payable for fund shares repurchased	300,367
Distributions payable	78,787
Payable to affiliates
Accounting and legal services fees	6,142
Transfer agent fees	34,560
Distribution and service fees	17,193
Trustees’ fees	40,640
Other liabilities and accrued expenses	56,433

Total liabilities	10,803,389

Net assets	$313,216,744

Net assets consist of

Paid-in capital	$327,306,252
Accumulated distributions in excess of net investment income	(1,802,511)
Accumulated net realized gain (loss) on investments and futures contracts	(12,128,690)
Net unrealized appreciation (depreciation) on investments and
futures contracts	(158,307)

Net assets	$313,216,744

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($285,069,433 ÷ 29,695,673 shares)[1]	$9.60
Class B ($7,768,640 ÷ 809,525 shares)[1]	$9.60
Class C ($20,378,671 ÷ 2,122,640 shares)[1]	$9.60

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.05

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

16	Government Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$4,015,998
Securities lending	7,954

Total investment income	4,023,952

Expenses

Investment management fees	999,297
Distribution and service fees	535,918
Accounting and legal services fees	34,102
Transfer agent fees	242,317
Trustees’ fees	8,468
State registration fees	27,752
Printing and postage	24,872
Professional fees	33,232
Custodian fees	21,668
Registration and filing fees	8,286
Other	8,490

Total expenses	1,944,402
Less expense reductions	(206,659)

Net expenses	1,737,743

Net investment income	2,286,209

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	192,832
Investments in affiliated issuers	309
Futures contracts	186,098

379,239
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(5,072,126)
Futures contracts	(80,175)

(5,152,301)

Net realized and unrealized loss	(4,773,062)

Decrease in net assets from operations	($2,486,853)

See notes to financial statements	Semiannual report | Government Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$2,286,209	$5,922,442
Net realized gain	379,239	5,402,967
Change in net unrealized appreciation (depreciation)	(5,152,301)	(6,987,881)

Increase (decrease) in net assets resulting from operations	(2,486,853)	4,337,528
Distributions to shareholders
From net investment income
Class A	(3,801,527)	(9,038,213)
Class B	(82,527)	(238,860)
Class C	(223,246)	(704,392)

Total distributions	(4,107,300)	(9,981,465)

From fund share transactions	(38,404,140)	(3,516,421)

Total decrease	(44,998,293)	(9,160,358)

Net assets

Beginning of period	358,215,037	367,375,395

End of period	$313,216,744	$358,215,037

Undistributed (accumulated distributions in excess of) net
investment income	($1,802,511)	$18,580

18	Government Income Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$9.78	$9.93	$9.68	$9.49	$9.19	$9.09
Net investment income[2]	0.07	0.17	0.20	0.23	0.30	0.33
Net realized and unrealized gain (loss)
on investments	(0.13)	(0.04)	0.33	0.26	0.34	0.13
Total from investment operations	(0.06)	0.13	0.53	0.49	0.64	0.46
Less distributions
From net investment income	(0.12)	(0.28)	(0.28)	(0.30)	(0.34)	(0.36)
Net asset value, end of period	$9.60	$9.78	$9.93	$9.68	$9.49	$9.19
Total return (%)[3,4]	(0.56)[5]	1.29	5.57	5.25	7.08	5.15

Ratios and supplemental data

Net assets, end of period (in millions)	$285	$316	$320	$309	$327	$337
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11[6]	1.12	1.15	1.12	1.13	1.21[7]
Expenses net of fee waivers	0.98[6]	0.98	1.06	1.07	1.09	1.16[7]
Expenses net of fee waivers and credits	0.98[6]	0.98	1.06	1.07	1.08	1.16[7]
Net investment income	1.48[6]	1.71	2.02	2.41	3.22	3.70
Portfolio turnover (%)	34	78	95	83	91	157

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Government Income Fund	19

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$9.78	$9.93	$9.68	$9.49	$9.18	$9.09
Net investment income[2]	0.03	0.09	0.12	0.16	0.23	0.26
Net realized and unrealized gain (loss)
on investments	(0.12)	(0.04)	0.34	0.26	0.35	0.12
Total from investment operations	(0.09)	0.05	0.46	0.42	0.58	0.38
Less distributions
From net investment income	(0.09)	(0.20)	(0.21)	(0.23)	(0.27)	(0.29)
Net asset value, end of period	$9.60	$9.78	$9.93	$9.68	$9.49	$9.18
Total return (%)[3,4]	(0.95)[5]	0.45	4.75	4.47	6.39	4.25

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$11	$12	$11	$15	$21
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[6]	1.87	1.90	1.87	1.88	1.97[7]
Expenses net of fee waivers	1.77[6]	1.81	1.84	1.82	1.84	1.92[7]
Expenses net of fee waivers and credits	1.77[6]	1.81	1.84	1.82	1.83	1.92[7]
Net investment income	0.67[6]	0.88	1.23	1.65	2.48	2.90
Portfolio turnover (%)	34	78	95	83	91	157

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$9.78	$9.94	$9.68	$9.49	$9.18	$9.09
Net investment income[2]	0.03	0.09	0.12	0.16	0.23	0.25
Net realized and unrealized gain (loss)
on investments	(0.12)	(0.05)	0.35	0.26	0.35	0.13
Total from investment operations	(0.09)	0.04	0.47	0.42	0.58	0.38
Less distributions
From net investment income	(0.09)	(0.20)	(0.21)	(0.23)	(0.27)	(0.29)
Net asset value, end of period	$9.60	$9.78	$9.94	$9.68	$9.49	$9.18
Total return (%)[3,4]	(0.95)[5]	0.35	4.86	4.47	6.41	4.25

Ratios and supplemental data

Net assets, end of period (in millions)	$20	$31	$35	$26	$34	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86[6]	1.87	1.90	1.87	1.87	2.00[7]
Expenses net of fee waivers	1.78[6]	1.81	1.84	1.82	1.84	1.93[7]
Expenses net of fee waivers and credits	1.78[6]	1.81	1.84	1.82	1.83	1.93[7]
Net investment income	0.66[6]	0.88	1.24	1.65	2.46	2.79
Portfolio turnover (%)	34	78	95	83	91	157

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Does not reflect the effect of sales charges, if any.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

20	Government Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Government Income Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with preservation of capital. Maintaining a stable share price is a secondary goal.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

Semiannual report | Government Income Fund	21

securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above except for futures, which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

22	Government Income Fund | Semiannual report

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended month November 30, 2013 were $434. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2013, the fund has a capital loss carryforward of $10,938,354 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2014	2015	2018

$4,443,219	$6,462,038	$33,097

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Semiannual report | Government Income Fund	23

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Margin for exchange-traded and cleared transactions are detailed in the Statement of assets and liabilities as Cash held at broker for futures contracts.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended November 30, 2013, the fund used futures contracts to manage the duration of the portfolio. During the six months ended November 30, 2013, the fund held futures contracts with notional values ranging approximately $5.4 million to $9.0 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2013.

24	Government Income Fund | Semiannual report

						UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECIATION)

U.S. Treasury 10-Year	43	Short	Mar-2014	($5,391,689)	($5,391,125)	$564
Note Futures

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2013 by risk category:

	STATEMENT OF ASSETS AND	FINANCIAL INSTRUMENTS	ASSET DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE

Interest rate contracts	Receivable for futures	Futures*	$564
	variation margin

*Reflects cumulative appreciation/depreciation of futures as disclosed herein. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013:

STATEMENT OF
	OPERATIONS	FUTURES
RISK	LOCATION	CONTRACTS	TOTAL

Interest rate	Net realized gain	$186,098	$186,098
contracts	(loss)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013:

STATEMENT OF
	OPERATIONS	FUTURES
RISK	LOCATION	CONTRACTS	TOTAL

Interest rate	Change in unrealized	($80,175)	($80,175)
contracts	appreciation
(depreciation)

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Semiannual report | Government Income Fund	25

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $300,000,000 of the fund’s average daily net assets, (b) 0.450% of the next $700,000,000 of the fund’s average daily net assets, and (c) 0.430% of the fund’s average daily net assets in excess of $1,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion bust is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Accordingly, these expense reductions amounted to $8,192, $255, and $688 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2013.

The Advisor has contractually agreed to limit the maximum annual management fee to 0.53% of the fund’s average daily net assets. The current expense limitation agreement expires on September 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee waivers and/or expense reduction related to the management fee limitation amounted to $118,732, $3,686, and $9,943 for Class A, Class B, and Class C shares, respectively, for the six months ended November 30, 2013.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.98% for Class A shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or expense reimbursements will expire on September 30, 2014 for Class A shares unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. These expense reductions amounted to $65,163 for Class A shares for the six months ended November 30, 2013.

The investment management fees incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.48% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

26	Government Income Fund | Semiannual report

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $168,669 for the six months ended November 30, 2013. Of this amount, $21,559 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $140,080 was paid as sales commissions to broker-dealers and $7,030 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $7, $20,296, and $5,348 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Semiannual report | Government Income Fund	27

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$366,603	$217,139
Class B	45,763	6,800
Class C	123,552	18,378
Total	$535,918	$242,317

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,990,125	$19,111,183	5,653,557	$56,337,586
Distributions reinvested	345,854	3,320,353	794,673	7,909,214
Repurchased	(4,965,239)	(47,749,940)	(6,363,484)	(63,355,845)

Net increase (decrease)	(2,629,260)	($25,318,404)	84,746	$890,955

Class B shares

Sold	12,619	$121,928	239,264	$2,385,031
Distributions reinvested	6,482	62,199	18,033	179,484
Repurchased	(333,593)	(3,203,478)	(377,760)	(3,760,550)

Net decrease	(314,492)	($3,019,351)	(120,463)	($1,196,035)

Class C shares

Sold	224,561	$2,154,072	1,270,643	$12,664,235
Distributions reinvested	17,572	168,683	50,142	499,360
Repurchased	(1,290,274)	(12,389,140)	(1,645,543)	(16,374,936)

Net decrease	(1,048,141)	($10,066,385)	(324,758)	($3,211,341)

Total net decrease	(3,991,893)	($38,404,140)	(360,475)	($3,516,421)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $86,754,310 and $51,045,461, respectively, for the six months ended November 30, 2013. Purchases and sales of U.S. Treasury obligations aggregated $23,078,105 and $98,907,685, respectively, for the six months ended November 30, 2013.

28	Government Income Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Government Income Fund	29

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Government Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	56SA 11/13
MF167892	1/14

John Hancock INVESTMENTS

John Hancock
Focused High Yield Fund

(formerly John Hancock High Yield Fund)

Semiannual Report
11.30.13

A look at performance

Total returns for the period ended November 30, 2013

								SEC 30-day	SEC 30-day
	Average annual total returns (%)			Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge			with maximum sales charge				subsidized	unsubsidized[1]

								as of	as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-13	11-30-13

Class A	8.21	18.92	5.57	–1.90	8.21	137.88	71.91	5.63	5.62

Class B	7.41	18.99	5.42	–2.72	7.41	138.49	69.51	5.11	5.11

Class C	11.42	19.19	5.26	1.26	11.42	140.57	67.01	5.13	5.12

Class I2,3	13.32	20.41	6.38	2.52	13.32	153.12	85.61	6.15	6.15

Class NAV[2,3]	13.79	20.61	6.51	2.87	13.79	155.26	87.83	6.30	6.29

Index†	8.50	20.25	8.65	2.45	8.50	151.46	129.32	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares. Effective 2-3-14, Class A sales charges of the fund are being reduced to 4.0%.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 9-30-14 for Class I shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV*
Net (%)	1.05	1.81	1.80	0.72	0.58
Gross (%)	1.05	1.81	1.80	0.75	0.58

* Other expenses for Class NAV shares have been estimated for the first year of operations.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Bank of America Merrill Lynch U.S. High Yield Master II Index.

See the following page for footnotes.

6	Focused High Yield Fund | Semiannual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B4	11-30-03	$16,951	$16,951	$22,932

Class C4	11-30-03	16,701	16,701	22,932

Class I2	11-30-03	18,561	18,561	22,932

Class NAV[2]	11-30-03	18,783	18,783	22,932

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Bank of America Merrill Lynch U.S. High Yield Master II Index is an unmanaged index consisting of U.S. dollar-denominated public corporate issues with par amounts greater than $100 million that are rated below investment grade.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effects of reimbursements and waivers.

2 Class I shares were first offered on 8-27-07; Class NAV shares were first offered on 10-21-13. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I and Class NAV shares, as applicable.

3 For certain types of investors, as described in the fund’s prospectus.

4 The contingent deferred sales charge is not applicable.

Semiannual report | Focused High Yield Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,026.30	$5.03

Class B	1,000.00	1,022.40	8.97

Class C	1,000.00	1,022.50	8.87

Class I	1,000.00	1,025.20	3.66

For the class noted below, the example assumes an account value of $1,000.00 on October 21, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 10-21-13	on 11-30-13	period ended 11-30-13[2]

Class NAV	$1,000.00	$1,011.00	$0.62

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Focused High Yield Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[3]

Class A	$1,000.00	$1,020.10	$5.01

Class B	1,000.00	1,016.20	8.95

Class C	1,000.00	1,016.30	8.85

Class I	1,000.00	1,021.50	3.65

Class NAV	1,000.00	1,022.30	2.79

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the fund’s prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.99%, 1.77%, 1.75% and 0.72% for Class A, Class B, Class C, and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2 Expenses are equal to the fund’s annualized expense ratio of 0.55% for Class NAV shares, multiplied by the average account value over the period, multiplied by 41/365 (to reflect the period).

3 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Focused High Yield Fund	9

Portfolio summary

Top 10 Issuers (13.7% of Net Assets on 11-30-13)[1,2]

Sirius XM Canada Holdings, Inc.	1.9%	First Data Corp.	1.3%

Clear Channel Communications, Inc.	1.7%	Mohegan Tribal Gaming Authority	1.3%

Intelsat SA	1.5%	Little Traverse Bay Bands of Odawa
		Indians	1.2%
Zions Bancorporation	1.4%
		Toys R Us, Inc.	1.0%
iStar Financial, Inc.	1.4%
		Hartford Financial Services Group, Inc.	1.0%

Quality Composition[1,3]

AAA	0.1%	Not Rated	2.1%

BBB	2.5%	Equity	2.8%

BB	20.0%	Preferred Securities	6.5%

B	38.2%	Short-Term Investments & Other	2.6%

CCC & Below	25.2%

1 As a percentage of net assets on 11-30-13.

2 Cash and cash equivalents not included.

3 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc., ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

4 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing has additional risks, such as currency and market volatility and political and social instability. Stocks and other equities have generally outperformed other asset classes over the long term, but may fluctuate more dramatically over the short term. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Please see the fund’s prospectuses for additional risks.

10	Focused High Yield Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

	Rate	Maturity
	(%)	date	Par value^	Value
Corporate Bonds 76.3%			$940,866,007

(Cost $920,834,844)

Consumer Discretionary 16.7%				205,690,280

Auto Components 2.0%

Allison Transmission, Inc. (S)	7.125	05-15-19	2,500,000	2,693,751

Dana Holding Corp.	6.000	09-15-23	5,805,000	5,877,546

Hyva Global BV (S)	8.625	03-24-16	4,010,000	4,060,125

Jaguar Land Rover Automotive PLC (S)	8.125	05-15-21	3,500,000	3,963,750

Tenneco, Inc.	6.875	12-15-20	1,632,000	1,787,040

The Goodyear Tire & Rubber Company	7.000	05-15-22	4,635,000	4,994,213

The Goodyear Tire & Rubber Company	8.750	08-15-20	1,250,000	1,459,375

Automobiles 1.1%

Chrysler Group LLC	8.250	06-15-21	7,400,000	8,417,500

General Motors Financial Company, Inc. (S)	4.250	05-15-23	5,510,000	5,248,275

Hotels, Restaurants & Leisure 4.2%

GLP Capital LP (S)	4.875	11-01-20	6,000,000	5,985,000

Greektown Superholdings, Inc.	13.000	07-01-15	3,992,000	4,101,780

Landry’s, Inc. (S)	9.375	05-01-20	2,600,000	2,834,000

Little Traverse Bay Bands of Odawa Indians (S)	9.000	08-31-20	15,526,000	15,215,480

Mohegan Tribal Gaming Authority (S)	9.750	09-01-21	3,000,000	3,195,000

Mohegan Tribal Gaming Authority (S)	11.000	09-15-18	12,610,000	12,610,000

RHP Hotel Properties LP	5.000	04-15-21	1,015,000	994,700

Waterford Gaming LLC (S)	8.625	09-15-14	2,469,781	701,711

Wok Acquisition Corp. (S)	10.250	06-30-20	4,599,000	4,966,920

Wynn Las Vegas LLC (S)	4.250	05-30-23	1,900,000	1,795,500

Household Durables 1.5%

Beazer Homes USA, Inc.	9.125	05-15-19	6,355,000	6,815,738

Brookfield Residential Properties, Inc. (S)	6.125	07-01-22	2,900,000	2,885,500

Brookfield Residential Properties, Inc. (S)	6.500	12-15-20	2,535,000	2,642,738

KB Home	7.000	12-15-21	1,480,000	1,528,100

KB Home	7.500	09-15-22	1,700,000	1,789,250

Meritage Homes Corp.	7.000	04-01-22	2,610,000	2,760,075

Internet & Catalog Retail 0.1%

Netflix, Inc. (S)	5.375	02-01-21	1,090,000	1,109,075

Media 4.5%

CCO Holdings LLC	5.250	09-30-22	2,735,000	2,577,738

CCO Holdings LLC	7.375	06-01-20	2,100,000	2,283,750

See notes to financial statements	Semiannual report | Focused High Yield Fund	11

	Rate	Maturity
	(%)	date	Par value^	Value
Media (continued)

Cequel Communications Escrow I LLC (S)	6.375	09-15-20	2,250,000	$2,323,125

Clear Channel Communications, Inc., PIK (S)	14.000	02-01-21	8,541,394	7,601,841

DISH DBS Corp.	6.750	06-01-21	2,300,000	2,478,250

DISH DBS Corp.	7.875	09-01-19	5,900,000	6,829,250

DreamWorks Animation SKG, Inc. (S)	6.875	08-15-20	1,000,000	1,062,500

Gray Television, Inc. (S)	7.500	10-01-20	1,440,000	1,515,600

MDC Partners, Inc. (S)	6.750	04-01-20	1,100,000	1,144,000

Sinclair Television Group, Inc. (S)	6.375	11-01-21	3,825,000	3,930,188

Sirius XM Canada Holdings, Inc.	8.000	09-12-14	CAD 12,300,000	16,640,393

Virgin Media Finance PLC (S)	6.375	04-15-23	3,000,000	3,097,500

Virgin Media Secured Finance PLC (S)	5.375	04-15-21	2,300,000	2,340,250

WMG Acquisition Corp. (S)	6.000	01-15-21	1,868,000	1,947,390

Specialty Retail 2.2%

Automotores Gildemeister SA (S)	8.250	05-24-21	2,290,000	2,003,750

Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	7,500,000	7,837,500

New Look Bondco I PLC (S)	8.375	05-14-18	1,075,000	1,109,938

Outerwall, Inc.	6.000	03-15-19	5,350,000	5,336,625

Toys R Us, Inc.	10.375	08-15-17	10,840,000	10,243,800

Textiles, Apparel & Luxury Goods 1.1%

Hot Topic, Inc. (S)	9.250	06-15-21	5,980,000	6,249,100

PVH Corp.	4.500	12-15-22	5,510,000	5,179,400

The William Carter Company (S)	5.250	08-15-21	1,500,000	1,526,250

Consumer Staples 6.6%				81,747,512

Beverages 0.4%

Constellation Brands, Inc.	3.750	05-01-21	485,000	457,113

Crestview DS Merger Sub II, Inc. (S)	10.000	09-01-21	4,545,000	4,817,700

Food & Staples Retailing 1.8%

Hawk Acquisition Sub, Inc. (S)	4.250	10-15-20	6,005,000	5,779,813

Office Depot de Mexico SA de CV (S)	6.875	09-20-20	2,635,000	2,671,231

Rite Aid Corp.	6.750	06-15-21	8,000,000	8,350,000

Sun Merger Sub, Inc. (S)	5.875	08-01-21	1,235,000	1,278,225

Tops Holding Corp. (S)	8.875	12-15-17	3,520,000	3,863,200

Food Products 1.8%

American Seafoods Group LLC (S)	10.750	05-15-16	2,500,000	2,581,250

Barry Callebaut Services NV (S)	5.500	06-15-23	2,550,000	2,595,492

JBS Investments GmbH (S)	7.750	10-28-20	2,890,000	2,904,450

Post Holdings, Inc. (S)	6.750	12-01-21	1,245,000	1,269,900

Simmons Foods, Inc. (S)	10.500	11-01-17	7,285,000	7,649,250

Southern States Cooperative, Inc. (S)	10.000	08-15-21	5,725,000	5,581,875

Household Products 0.9%

Harbinger Group, Inc. (S)	7.875	07-15-19	4,665,000	5,003,213

Reynolds Group Issuer, Inc.	9.000	04-15-19	3,070,000	3,284,900

The Sun Products Corp. (S)	7.750	03-15-21	3,670,000	3,156,200

Personal Products 0.2%

Revlon Consumer Products Corp. (S)	5.750	02-15-21	2,500,000	2,478,125

12	Focused High Yield Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Tobacco 1.5%

Alliance One International, Inc. (S)	9.875	07-15-21	12,420,000	$11,426,400

Vector Group, Ltd.	7.750	02-15-21	6,270,000	6,599,175

Energy 11.5%				142,144,632

Energy Equipment & Services 2.2%

Calfrac Holdings LP (S)	7.500	12-01-20	2,630,000	2,662,875

Forum Energy Technologies, Inc. (S)	6.250	10-01-21	2,740,000	2,856,450

Hercules Offshore, Inc. (S)	7.500	10-01-21	2,450,000	2,572,500

Key Energy Services, Inc.	6.750	03-01-21	7,425,000	7,592,063

Parker Drilling Company (S)	7.500	08-01-20	2,720,000	2,856,000

Permian Holdings, Inc. (S)	10.500	01-15-18	4,230,000	4,177,125

RKI Exploration & Production LLC (S)	8.500	08-01-21	3,910,000	4,085,950

Oil, Gas & Consumable Fuels 9.3%

Arch Coal, Inc.	7.250	06-15-21	11,375,000	8,588,125

Bonanza Creek Energy, Inc.	6.750	04-15-21	1,500,000	1,586,250

Carrizo Oil & Gas, Inc.	7.500	09-15-20	5,670,000	6,208,650

Chesapeake Energy Corp.	5.750	03-15-23	11,290,000	11,685,150

Clayton Williams Energy, Inc. (S)	7.750	04-01-19	4,505,000	4,640,150

EP Energy LLC	7.750	09-01-22	9,170,000	10,316,250

Halcon Resources Corp.	8.875	05-15-21	8,291,000	8,415,365

Linn Energy LLC	8.625	04-15-20	3,675,000	3,932,250

Midstates Petroleum Company, Inc.	9.250	06-01-21	7,000,000	7,306,250

Murphy Oil USA, Inc. (S)	6.000	08-15-23	1,180,000	1,203,600

Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	3,040,000	2,758,800

Petroleos de Venezuela SA	5.375	04-12-27	7,350,000	3,969,000

Plains Exploration & Production Company	6.875	02-15-23	8,995,000	9,961,963

Quicksilver Resources, Inc. (S)	11.000	07-01-21	2,735,000	2,926,450

Rex Energy Corp.	8.875	12-01-20	3,352,000	3,662,060

Samson Investment Company (S)	10.500	02-15-20	8,340,000	9,017,625

SandRidge Energy, Inc.	7.500	03-15-21	4,500,000	4,713,750

Sidewinder Drilling, Inc. (S)	9.750	11-15-19	5,980,000	5,501,600

Summit Midstream Holdings LLC (S)	7.500	07-01-21	2,280,000	2,382,600

Tullow Oil PLC (S)	6.000	11-01-20	6,525,000	6,565,781

Financials 8.5%				104,404,193

Capital Markets 0.3%

E*TRADE Financial Corp.	6.375	11-15-19	3,795,000	4,060,650

Commercial Banks 1.1%

Regions Bank	6.450	06-26-37	3,735,000	3,901,181

VTB Bank OJSC (9.500% to 12-6-22, then 10
Year U.S. Treasury + 8.067%) (Q)(S)	9.500	12-06-22	4,800,000	5,250,000

Zions Bancorporation (5.800% to 6-15-23,
then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23	4,240,000	3,794,800

Consumer Finance 1.4%

DTEK Finance PLC (S)	7.875	04-04-18	5,750,000	5,009,400

SLM Corp.	5.500	01-25-23	8,720,000	8,198,012

Springleaf Finance Corp. (S)	6.000	06-01-20	4,025,000	3,964,625

See notes to financial statements	Semiannual report | Focused High Yield Fund	13

	Rate	Maturity
	(%)	date	Par value^	Value
Diversified Financial Services 4.4%

Alfa Bank OJSC (S)	7.500	09-26-19	4,390,000	$4,620,475

Cementos Progreso Trust (S)	7.125	11-06-23	1,975,000	1,989,813

Citigroup, Inc. (5.950% to 1-30-23, then
3 month LIBOR + 4.069%) (Q)	5.950	01-30-23	9,575,000	8,940,656

iPayment, Inc.	10.250	05-15-18	8,275,000	6,537,250

Jack Cooper Finance Company (S)	9.250	06-01-20	1,530,000	1,644,750

Jack Cooper Holdings Corp. (S)	9.250	06-01-20	1,000,000	1,075,000

Jefferies Finance LLC (S)	7.375	04-01-20	4,000,000	4,145,000

JPMorgan Chase & Company (5.150% to
5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	10,725,000	9,652,500

Leucadia National Corp.	5.500	10-18-23	9,500,000	9,573,977

McGraw-Hill Financial, Inc.	6.550	11-15-37	2,525,000	2,403,429

Nationstar Mortgage LLC	6.500	06-01-22	2,500,000	2,356,250

Nationstar Mortgage LLC	7.875	10-01-20	1,810,000	1,877,875

Real Estate Investment Trusts 0.5%

DuPont Fabros Technology LP (S)	5.875	09-15-21	3,715,000	3,826,450

iStar Financial, Inc.	9.000	06-01-17	1,880,000	2,199,600

Real Estate Management & Development 0.8%

NANA Development Corp. (S)	9.500	03-15-19	3,300,000	3,382,500

Rialto Holdings LLC (S)	7.000	12-01-18	6,000,000	6,000,000

Health Care 3.3%				40,058,654

Health Care Equipment & Supplies 0.4%

ConvaTec Finance International SA, PIK (S)	8.250	01-15-19	2,500,000	2,565,625

MModal, Inc. (S)	10.750	08-15-20	5,735,000	1,835,200

Health Care Providers & Services 1.8%

Gentiva Health Services, Inc.	11.500	09-01-18	5,760,000	5,976,000

HCA, Inc.	8.000	10-01-18	3,000,000	3,540,000

National Mentor Holdings, Inc. (S)	12.500	02-15-18	5,900,000	6,313,000

Select Medical Corp.	6.375	06-01-21	2,740,000	2,630,400

Tenet Healthcare Corp. (S)	6.000	10-01-20	1,315,000	1,374,175

Tenet Healthcare Corp.	8.125	04-01-22	2,540,000	2,755,900

Pharmaceuticals 1.1%

Endo Health Solutions, Inc.	7.250	01-15-22	4,333,000	4,690,473

Valeant Pharmaceuticals International, Inc. (S)	5.625	12-01-21	1,070,000	1,075,350

Valeant Pharmaceuticals International, Inc. (S)	6.750	08-15-18	3,225,000	3,551,531

Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	3,410,000	3,751,000

Industrials 5.9%				72,347,310

Aerospace & Defense 0.5%

Bombardier, Inc. (S)	5.750	03-15-22	1,655,000	1,646,725

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	4,220,000	4,568,150

Airlines 1.1%

Air Canada (S)	8.750	04-01-20	1,830,000	1,864,437

American Airlines 2013-2 Class B Pass Through
Trust (S)	5.600	07-15-20	2,020,000	2,027,575

Delta Air Lines Pass Through Certificates
Series 2012-1, Class B (S)	6.875	05-07-19	3,185,797	3,408,803

14	Focused High Yield Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Airlines (continued)

KLM Royal Dutch Airlines NV (2.125% to
2-12-15, coupon reset every 10 years by
company) (Q)	2.125	02-12-15	CHF 1,680,000	$530,190

US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	2,096,510	2,269,472

US Airways Group, Inc.	6.125	06-01-18	4,000,000	3,995,000

Building Products 0.1%

USG Corp. (S)	5.875	11-01-21	1,410,000	1,459,350

Commercial Services & Supplies 0.3%

Safway Group Holding LLC (S)	7.000	05-15-18	1,935,000	2,026,913

The ADT Corp. (S)	6.250	10-15-21	1,830,000	1,910,063

Construction & Engineering 0.2%

Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11-13-19	2,600,000	2,587,000

Electrical Equipment 0.5%

Artesyn Escrow, Inc. (S)	9.750	10-15-20	5,845,000	6,078,800

Industrial Conglomerates 0.2%

Tenedora Nemak SA de CV (S)	5.500	02-28-23	2,500,000	2,418,750

Machinery 0.9%

Navistar International Corp.	8.250	11-01-21	10,630,000	10,922,325

Marine 0.7%

Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	3,805,000	3,852,563

Navios Maritime Holdings, Inc. (S)	7.375	01-15-22	4,130,000	4,150,650

Road & Rail 0.5%

Swift Services Holdings, Inc.	10.000	11-15-18	2,105,000	2,344,444

The Hertz Corp.	6.250	10-15-22	3,000,000	3,120,000

Trading Companies & Distributors 0.1%

WESCO Distribution, Inc. (S)	5.375	12-15-21	1,380,000	1,390,350

Transportation Infrastructure 0.8%

CHC Helicopter SA	9.250	10-15-20	5,185,000	5,573,875

CHC Helicopter SA	9.375	06-01-21	4,150,000	4,201,875

Information Technology 3.6%				44,953,779

Communications Equipment 0.4%

Alcatel-Lucent USA, Inc. (S)	6.750	11-15-20	1,600,000	1,614,000

Alcatel-Lucent USA, Inc. (S)	8.875	01-01-20	1,340,000	1,465,625

Avaya, Inc. (S)	10.500	03-01-21	2,480,000	2,244,400

Internet Software & Services 0.6%

Ancestry.com, Inc.	11.000	12-15-20	1,150,000	1,336,875

Ancestry.com, Inc., PIK (S)	9.625	10-15-18	3,650,000	3,759,500

IAC/InterActiveCorp (S)	4.875	11-30-18	2,940,000	3,002,475

IT Services 0.6%

Brightstar Corp. (S)	7.250	08-01-18	6,350,000	6,881,813

Software 2.0%

Activision Blizzard, Inc. (S)	5.625	09-15-21	2,750,000	2,856,563

Aspect Software, Inc.	10.625	05-15-17	1,604,000	1,640,090

BMC Software Finance, Inc. (S)	8.125	07-15-21	4,000,000	4,240,000

First Data Corp. (S)	10.625	06-15-21	8,600,000	9,288,000

First Data Corp. (S)	11.750	08-15-21	6,385,000	6,624,438

See notes to financial statements	Semiannual report | Focused High Yield Fund	15

	Rate	Maturity
	(%)	date	Par value^	Value
Materials 9.3%			$114,930,363

Chemicals 2.1%

Chemtura Corp.	5.750	07-15-21	4,325,000	4,379,063

Ferro Corp.	7.875	08-15-18	5,350,000	5,671,000

Hexion US Finance Corp.	8.875	02-01-18	5,900,000	6,128,625

Hexion US Finance Corp.	9.000	11-15-20	6,120,000	6,035,850

Rentech Nitrogen Partners LP (S)	6.500	04-15-21	4,270,000	4,173,925

Construction Materials 1.0%

American Gilsonite Company (S)	11.500	09-01-17	3,570,000	3,534,300

Grupo Cementos de Chihuahua SAB de CV (S)	8.125	02-08-20	4,055,000	4,217,200

US Concrete, Inc. (S)	8.500	12-01-18	4,160,000	4,232,800

Containers & Packaging 1.8%

ARD Finance SA, PIK (S)	11.125	06-01-18	3,142,449	3,362,420

Ardagh Packaging Finance PLC (S)	4.875	11-15-22	1,110,000	1,079,475

Ball Corp.	4.000	11-15-23	4,575,000	4,106,063

Ball Corp.	5.000	03-15-22	2,755,000	2,720,563

Consolidated Container Company LLC (S)	10.125	07-15-20	6,900,000	7,400,250

Wise Metals Group LLC (S)	8.750	12-15-18	3,700,000	3,755,500

Metals & Mining 3.6%

Aleris International, Inc.	7.875	11-01-20	750,000	798,750

ALROSA Finance SA (S)	7.750	11-03-20	2,400,000	2,661,000

Edgen Murray Corp. (S)	8.750	11-01-20	7,710,000	8,924,325

FQM Akubra, Inc. (S)	8.750	06-01-20	3,280,000	3,567,000

HudBay Minerals, Inc.	9.500	10-01-20	5,950,000	6,128,500

MMC Finance, Ltd. (S)	5.550	10-28-20	3,900,000	3,890,250

Rain CII Carbon LLC (S)	8.000	12-01-18	11,065,000	11,452,275

Thompson Creek Metals Company, Inc.	7.375	06-01-18	5,635,000	4,916,538

Thompson Creek Metals Company, Inc.	9.750	12-01-17	1,870,000	2,085,050

Paper & Forest Products 0.8%

Neenah Paper, Inc. (S)	5.250	05-15-21	1,675,000	1,628,938

Sappi Papier Holding GmbH (S)	7.500	06-15-32	4,143,000	3,231,540

Sappi Papier Holding GmbH (S)	7.750	07-15-17	4,459,000	4,849,163

Telecommunication Services 8.3%				102,780,417

Diversified Telecommunication Services 6.0%

CenturyLink, Inc.	6.750	12-01-23	2,500,000	2,556,250

Cincinnati Bell, Inc.	8.375	10-15-20	8,275,000	8,937,000

Frontier Communications Corp.	7.625	04-15-24	5,690,000	5,896,263

Intelsat Luxembourg SA (S)	8.125	06-01-23	16,135,000	17,022,425

T-Mobile USA, Inc.	6.125	01-15-22	1,193,000	1,215,369

T-Mobile USA, Inc.	6.464	04-28-19	2,295,000	2,444,175

T-Mobile USA, Inc.	6.731	04-28-22	965,000	1,006,013

T-Mobile USA, Inc.	6.836	04-28-23	4,015,000	4,175,600

Telecom Italia Capital SA	7.175	06-18-19	5,200,000	5,804,396

tw telecom holdings, Inc. (S)	5.375	10-01-22	3,400,000	3,387,250

tw telecom holdings, Inc. (S)	6.375	09-01-23	4,200,000	4,431,000

Wind Acquisition Finance SA (S)	7.250	02-15-18	7,750,000	8,137,500

Wind Acquisition Holdings Finance SA, PIK (S)	12.250	07-15-17	2,169,347	2,239,851

Windstream Corp.	6.375	08-01-23	7,300,000	6,971,500

16	Focused High Yield Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Wireless Telecommunication Services 2.3%

Digicel Group, Ltd. (S)	8.250	09-30-20	4,900,000	$5,120,500

Digicel, Ltd. (S)	7.000	02-15-20	3,125,000	3,156,250

MetroPCS Wireless, Inc. (S)	6.250	04-01-21	5,080,000	5,283,200

SoftBank Corp. (S)	4.500	04-15-20	5,200,000	5,167,500

Sprint Communications, Inc.	7.000	08-15-20	3,965,000	4,262,375

Sprint Communications, Inc. (S)	9.000	11-15-18	4,600,000	5,566,000

Utilities 2.6%				31,808,867

Electric Utilities 0.2%

Israel Electric Corp., Ltd. (S)	5.625	06-21-18	1,950,000	2,051,967

Independent Power Producers & Energy Traders 2.4%

AES Corp.	4.875	05-15-23	5,530,000	5,212,025

Calpine Corp. (S)	5.875	01-15-24	3,115,000	3,099,425

Calpine Corp. (S)	6.000	01-15-22	680,000	698,700

Calpine Corp. (S)	7.875	01-15-23	1,530,000	1,675,350

Dynegy, Inc. (S)	5.875	06-01-23	7,695,000	7,233,300

NRG Energy, Inc.	6.625	03-15-23	4,000,000	4,100,000

NRG Energy, Inc.	7.875	05-15-21	6,940,000	7,738,100

Convertible Bonds 1.0%				$12,527,581

(Cost $9,986,885)

Consumer Discretionary 0.5%				6,658,456

Media 0.5%

Liberty Media Corp. (S)	1.375	10-15-23	1,300,000	1,347,125

Mood Media Corp.	10.000	10-31-15	CAD 230,000	165,600

XM Satellite Radio, Inc. (S)	7.000	12-01-14	2,454,000	5,145,731

Financials 0.5%				5,869,125

Commercial Banks 0.5%

Royal Bank of Scotland Group PLC (6.990% to
10-5-17, then 3 month LIBOR + 2.670%) (Q)(S)	6.990	10-05-17	5,550,000	5,869,125

Foreign Government Obligations 0.6%				$6,972,868

(Cost $6,422,927)

Argentina 0.5%				5,965,000
City of Buenos Aires (S)	9.950	03-01-17	5,965,000	5,965,000

Canada 0.1%				1,007,868
Government of Canada	3.250	06-01-21	CAD 1,000,000	1,007,868

Term Loans (M) 7.7%				$94,595,007

(Cost $93,264,542)

Consumer Discretionary 2.4%				29,956,812

Auto Components 0.1%

Breed Technologies, Inc.	4.750	05-09-18	320,250	323,586

Tower Automotive Holdings USA LLC	4.750	04-23-20	1,517,385	1,528,727

Distributors 0.1%

Renfro Corp.	5.750	01-30-19	992,500	992,500

See notes to financial statements	Semiannual report | Focused High Yield Fund	17

	Rate	Maturity
	(%)	date	Par value^	Value
Hotels, Restaurants & Leisure 0.4%

Centaur Acquisition LLC	8.750	02-15-20	2,300,000	$2,328,750

Fontainebleau Las Vegas Holdings LLC (H)	4.316	06-06-14	2,376,576	606,027

Twin River Management Group, Inc.	5.250	11-09-18	2,237,276	2,262,445

Leisure Equipment & Products 0.2%

Steinway Musical Instruments, Inc.	4.750	09-13-19	2,585,000	2,610,850

Media 1.4%

Clear Channel Communications, Inc.	6.914	01-30-19	14,522,237	13,732,590

SurveyMonkey.com LLC	5.500	02-05-19	995,000	1,006,194

Univision Communications, Inc.	4.500	03-02-20	2,187,506	2,194,683

Specialty Retail 0.2%

Toys R Us Property Company I LLC	6.000	08-21-19	2,440,000	2,370,460

Energy 1.4%				17,112,327

Oil, Gas & Consumable Fuels 1.4%

Boomerang Tube LLC	11.000	10-11-17	3,800,000	3,648,000

Oxbow Carbon & Minerals LLC	4.250	07-19-19	3,703,125	3,707,754

Oxbow Carbon & Minerals LLC	8.000	01-17-20	5,500,000	5,582,500

Sabine Oil & Gas LLC	8.750	12-31-18	4,143,000	4,174,073

Financials 1.2%				14,340,147

Capital Markets 0.5%

Oiler Acquisition Corp.	5.500	02-05-20	995,000	1,002,463

Walter Investment Management Corp.	5.750	11-28-17	4,622,532	4,654,889

Diversified Financial Services 0.2%

Springleaf Financial Funding Company	4.750	09-25-19	2,613,090	2,639,221

Real Estate Investment Trusts 0.5%

iStar Financial, Inc.	4.250	10-16-17	6,015,374	6,043,574

Health Care 0.8%				10,073,365

Health Care Providers & Services 0.7%

National Mentor Holdings, Inc.	6.500	02-09-17	4,777,046	4,800,932

One Call Medical, Inc. (T)	TBD	11-20-20	4,110,000	4,074,038

Life Sciences Tools & Services 0.1%

Patheon, Inc.	7.250	12-06-18	1,188,000	1,198,395

Industrials 0.3%				3,951,391

Aerospace & Defense 0.1%

LMI Aerospace, Inc.	4.750	12-28-18	992,500	973,891

Aerospace & Defense 0.2%

WP CPP Holdings LLC	4.750	12-27-19	2,977,500	2,977,500

Information Technology 0.8%				9,609,376

Communications Equipment 0.6%

Alcatel-Lucent USA, Inc.	5.750	01-30-19	7,474,937	7,543,146

Software 0.2%

BMC Software Finance, Inc.	5.000	09-10-20	2,050,000	2,066,230

Materials 0.8%				9,551,589

Construction Materials 0.4%

Doncasters Group, Ltd.	9.500	10-09-20	5,175,000	5,200,875

18	Focused High Yield Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value
Metals & Mining 0.4%

FMG Resources August 2006 Pty, Ltd.	4.250	06-28-19	4,311,450	$4,350,714

Capital Preferred Securities 0.7%				$8,579,000

(Cost $8,225,217)

Financials 0.7%				8,579,000

RBS Capital Trust II (6.425% to 1-3-34, then
3 month LIBOR + 1.9425%) (Q)	6.425	01-03-34	9,200,000	8,579,000

Collateralized Mortgage Obligations 0.9%				$11,335,085

(Cost $8,350,812)

Commercial & Residential 0.9%				11,335,085

Banc of America Re-Remic Trust
Series 2013-DSNY, Class F (P)(S)	3.667	09-15-26	1,000,000	1,000,016

Extended Stay America Trust
Series 2013-ESHM, Class M (S)	7.625	12-05-19	1,000,000	1,013,253

HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350	05-19-47	142,231,091	1,511,205
Series 2007-4, Class ES IO	0.350	07-19-47	152,587,227	1,621,239
Series 2007-6, Class ES IO (S)	0.342	08-19-37	118,642,641	1,260,578

Hilton USA Trust
Series 2013-HLF, Class EFL (P)(S)	3.919	11-05-30	3,915,000	3,922,668

JPMorgan Chase Commercial Mortgage
Securities Corp.
Series 2013-INMZ, Class M (P)(S)	6.145	09-15-18	1,000,000	1,006,126

Asset Backed Securities 0.9%				$11,703,055

(Cost $11,325,214)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.296	10-25-36	1,664,526	779,190
Series 2006-ASP5, Class A2C (P)	0.346	10-25-36	2,583,267	1,212,304
Series 2006-ASP5, Class A2D (P)	0.426	10-25-36	4,593,682	2,178,811

Argent Securities, Inc.
Series 2006-M2, Class A2C (P)	0.316	09-25-36	13,797,690	5,505,265

Securitized Asset Backed Receivables LLC
Series 2006-HE1, Class A2B (P)	0.256	07-25-36	4,452,087	2,027,485

			Shares	Value
Common Stocks 2.8%				$34,080,041

(Cost $60,653,883)

Consumer Discretionary 1.6%				19,736,151

Auto Components 0.3%

TRW Automotive Holdings Corp. (I)			56,100	4,353,360

Automobiles 0.4%

General Motors Company (I)			114,500	4,434,585

Hotels, Restaurants & Leisure 0.1%

Trump Entertainment Resorts, Inc. (I)			557,205	1,114,410

Household Durables 0.1%

Beazer Homes USA, Inc. (I)			80,056	1,665,965

See notes to financial statements	Semiannual report | Focused High Yield Fund	19

	Shares	Value
Media 0.7%

Granite Broadcasting Corp. (I)	11,688	$234

Sirius XM Canada Holdings, Inc.	811,220	6,497,090

The Star Tribune Company (I)	54,473	1,670,507

Vertis Holdings, Inc. (I)	560,094	0

Financials 0.3%		3,148,240

Commercial Banks 0.3%

Talmer Bancorp, Inc. (I)(S)	279,167	3,148,240

Industrials 0.0%		450,719

Commercial Services & Supplies 0.0%

Kaiser Group Holdings, Inc. (I)(V)	81,949	450,719

Materials 0.9%		10,744,931

Chemicals 0.6%

Huntsman Corp.	186,075	4,266,700

LyondellBasell Industries NV, Class A	43,035	3,321,441

Metals & Mining 0.3%

Freeport-McMoRan Copper & Gold, Inc.	91,000	3,156,790

Preferred Securities 6.5%		$80,403,684

(Cost $77,734,329)

Consumer Discretionary 0.2%		2,636,159

Auto Components 0.2%

The Goodyear Tire & Rubber Company, 5.875%	41,897	2,636,159

Financials 4.5%		55,410,292

Commercial Banks 2.2%

FNB Corp., 7.250%	141,650	3,700,606

Regions Financial Corp., 6.375%	75,014	1,670,562

United Community Banks, Inc., Series B
(5.000% to 2-1-14, then 9.000% thereafter)	2,060	2,039,400

Wells Fargo & Company, Series L, 7.500%	5,436	6,122,295

Zions Bancorporation, 6.300%	147,650	3,543,600

Zions Bancorporation, 7.900%	376,066	10,289,166

Diversified Financial Services 0.5%

Bank of America Corp., Series L, 7.250%	5,187	5,576,025

Insurance 1.0%

Hartford Financial Services Group, Inc., 7.875%	423,135	12,283,609

Real Estate Investment Trusts 0.8%

iStar Financial, Inc., Series E, 7.875%	232,840	5,455,441

iStar Financial, Inc., Series G, 7.650%	148,182	3,425,968

Weyerhaeuser Company, 6.375%	23,780	1,303,620

Industrials 0.1%		1,335,082

Machinery 0.1%

Glasstech, Inc., Series A (I)	144	143,613

Glasstech, Inc., Series B (I)	4,475	1,191,469

20	Focused High Yield Fund | Semiannual report	See notes to financial statements

	Shares	Value
Materials 0.9%		$10,843,107

Metals & Mining 0.9%

ArcelorMittal, 6.000%	40,920	1,033,230

Cliffs Natural Resources, Inc., 7.000%	302,850	6,650,586

Thompson Creek Metals Company, Inc., 6.500%	205,817	3,159,291

Telecommunication Services 0.1%		1,928,982

Diversified Telecommunication Services 0.1%

Crown Castle International Corp., 4.500%	7,650	768,825

Intelsat SA, 5.750%	20,240	1,160,157

Utilities 0.7%		8,250,062

Electric Utilities 0.2%

NextEra Energy, Inc., 5.799%	45,752	2,272,502

Multi-Utilities 0.5%

Dominion Resources, Inc., 6.125%	109,000	5,977,560

	Shares	Value
Investment Companies 0.0%		$590,070

(Cost $1,083,768)

Financials 0.0%		590,070

iPATH S&P 500 VIX Short-Term Futures ETN (I)	13,000	590,070

Warrants 0.0%		$1,558

(Cost $0)

Mood Media Corp. (Expiration Date: 5-6-16; Strike Price: $3.50) (I)	293,630	1,558

	Par value	Value
Short-Term Investments 1.3%		$16,254,000

(Cost $16,254,000)

Repurchase Agreement 1.3%		16,254,000

Barclays Tri-Party Repurchase Agreement dated 11-29-13 at 0.070%
to be repurchased at $16,254,095 on 12-2-13, collateralized by
$16,826,600 U.S. Treasury Notes, 0.750% due 3-31-18 (valued at
$16,579,186, including interest)	$16,254,000	16,254,000

Total investments (Cost $1,214,136,421)† 98.7%	$1,217,907,956

Other assets and liabilities, net 1.3%		$15,457,431

Total net assets 100.0%	$1,233,365,387

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

CAD Canadian Dollar

CHF Swiss Franc

IO Interest-Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

See notes to financial statements	Semiannual report | Focused High Yield Fund	21

PIK Paid-in-kind

TBD To Be Determined

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $546,451,920 or 44.3% of the fund’s net assets as of 11-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(V) The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to Note 8 of the Notes to financial statements.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $1,211,115,219. Net unrealized appreciation aggregated $6,792,737, of which $68,176,653 related to appreciated investment securities and $61,383,916 related to depreciated investment securities.

The fund had the following country concentration as a percentage of total net assets on 11-30-13:

United States	82.1%
Canada	4.4%
Luxembourg	3.6%
United Kingdom	2.7%
Ireland	1.2%
Austria	0.9%
Mexico	0.7%
Jamaica	0.7%
Marshall Islands	0.6%
Argentina	0.5%
Other Countries	2.6%

Total	100.0%

22	Focused High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,207,344,594)	$1,217,457,237
Investments in affiliated issuers, at value (Cost $6,791,827)	450,719

Total investments, at value (Cost $1,214,136,421)	1,217,907,956
Cash	6,702,850
Foreign currency, at value (Cost $641,967)	629,462
Receivable for investments sold	5,190,531
Receivable for fund shares sold	1,185,159
Receivable for forward foreign currency exchange contracts	1,117,195
Dividends and interest receivable	21,177,774
Other receivables and prepaid expenses	170,807

Total assets	1,254,081,734

Liabilities

Payable for investments purchased	17,352,247
Payable for forward foreign currency exchange contracts	678,144
Payable for fund shares repurchased	1,920,674
Distributions payable	443,064
Payable to affiliates
Accounting and legal services fees	28,005
Transfer agent fees	69,547
Distribution and service fees	39,161
Trustees’ fees	51,087
Other liabilities and accrued expenses	134,418

Total liabilities	20,716,347

Net assets	$1,233,365,387

Net assets consist of

Paid-in capital	$1,738,637,546
Undistributed net investment income	7,348,845
Accumulated net realized gain (loss) on investments and foreign
currency transactions	(516,871,624)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	4,250,620

Net assets	$1,233,365,387

See notes to financial statements	Semiannual report | Focused High Yield Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($389,062,137 ÷ 100,530,168 shares)[1]	$3.87
Class B ($47,403,795 ÷ 12,243,114 shares)[1]	$3.87
Class C ($122,690,089 ÷ 31,725,494 shares)[1]	$3.87
Class I ($78,702,436 ÷ 20,366,081 shares)	$3.86
Class NAV ($595,506,930 ÷ 154,086,464 shares)	$3.86

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$4.05

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

24	Focused High Yield Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-13
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$25,213,796
Dividends	2,563,929
Less foreign taxes withheld	(30,969)

Total investment income	27,746,756

Expenses

Investment management fees	1,897,678
Distribution and service fees	1,334,130
Accounting and legal services fees	72,737
Transfer agent fees	437,741
Trustees’ fees	14,422
State registration fees	40,890
Printing and postage	32,171
Professional fees	54,890
Custodian fees	58,057
Registration and filing fees	13,288
Other	25,059

Total expenses	3,981,063
Less expense reductions	(21,025)

Net expenses	3,960,038

Net investment income	23,786,718

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(18,346,950)
Foreign currency transactions	(55,781)

(18,402,731)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	15,610,779
Investments in affiliated issuers	(553,156)
Translation of assets and liabilities in foreign currencies	251,569

15,309,192

Net realized and unrealized loss	(3,093,539)

Increase in net assets from operations	$20,693,179

See notes to financial statements	Semiannual report | Focused High Yield Fund	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	11-30-13	ended
	(Unaudited)	5-31-13

Increase (decrease) in net assets

From operations
Net investment income	$23,786,718	$41,152,124
Net realized gain (loss)	(18,402,731)	23,730,709
Change in net unrealized appreciation (depreciation)	15,309,192	55,830,629

Increase in net assets resulting from operations	20,693,179	120,713,462

Distributions to shareholders
From net investment income
Class A	(12,654,395)	(26,535,431)
Class B	(1,474,903)	(3,166,566)
Class C	(3,696,175)	(7,774,068)
Class I	(1,926,818)	(2,213,234)
Class NAV	(4,975,921)	—

Total distributions	(24,728,212)	(39,689,299)
Fund share transactions	26,118,606	—
Issued in reorganization	585,992,142	—

Total from fund share transactions	612,110,748	(58,612,092)

Total increase	608,075,715	22,412,071

Net assets

Beginning of period	625,289,672	602,877,601

End of period	$1,233,365,387	$625,289,672

Undistributed net investment income	$7,348,845	$8,290,339

26	Focused High Yield Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$3.90	$3.42	$3.96	$3.64	$2.46	$4.54
Net investment income[2]	0.13	0.25	0.23	0.26	0.30	0.41
Net realized and unrealized gain (loss)
on investments	(0.03)	0.47	(0.57)	0.38	1.22	(2.05)
Total from investment operations	0.10	0.72	(0.34)	0.64	1.52	(1.64)
Less distributions
From net investment income	(0.13)	(0.24)	(0.20)	(0.32)	(0.34)	(0.44)
Net asset value, end of period	$3.87	$3.90	$3.42	$3.96	$3.64	$2.46
Total return (%)[3,4]	2.63[5]	21.81	(8.33)	18.42	64.42	(35.84)

Ratios and supplemental data

Net assets, end of period (in millions)	$389	$402	$398	$650	$632	$383
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00[6]	1.05	1.07	1.02	1.01	1.11[7]
Expenses net of fee waivers	0.99[6]	1.05	1.07	1.02	0.99	1.11[7]
Expenses net of fee waivers and credits	0.99[6]	1.05	1.07	1.02	0.98	1.11[7]
Net investment income	6.60[6]	6.87	6.62	6.89	9.23	13.40
Portfolio turnover (%)	42[8]	103	46	51	92	55

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Excludes merger activity.

See notes to financial statements	Semiannual report | Focused High Yield Fund	27

CLASS B SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$3.90	$3.42	$3.96	$3.63	$2.46	$4.54
Net investment income[2]	0.11	0.22	0.20	0.24	0.27	0.39
Net realized and unrealized gain (loss)
on investments	(0.03)	0.48	(0.56)	0.39	1.21	(2.06)
Total from investment operations	0.08	0.70	(0.36)	0.63	1.48	(1.67)
Less distributions
From net investment income	(0.11)	(0.22)	(0.18)	(0.30)	(0.31)	(0.41)
Net asset value, end of period	$3.87	$3.90	$3.42	$3.96	$3.63	$2.46
Total return (%)[3,4]	2.24[5]	20.91	(9.02)	17.85	62.82	(36.32)

Ratios and supplemental data

Net assets, end of period (in millions)	$47	$54	$53	$89	$94	$71
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77[6]	1.80	1.82	1.77	1.76	1.86[7]
Expenses net of fee waivers	1.77[6]	1.80	1.82	1.77	1.74	1.86[7]
Expenses net of fee waivers and credits	1.77[6]	1.80	1.82	1.77	1.73	1.86[7]
Net investment income	5.83[6]	6.12	5.87	6.29	8.50	12.71
Portfolio turnover (%)	42[8]	103	46	51	92	55

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Excludes merger activity.

CLASS C SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$3.90	$3.42	$3.96	$3.64	$2.46	$4.54
Net investment income[2]	0.11	0.22	0.20	0.23	0.28	0.38
Net realized and unrealized gain (loss)
on investments	(0.03)	0.48	(0.56)	0.39	1.21	(2.05)
Total from investment operations	0.08	0.70	(0.36)	0.62	1.49	(1.67)
Less distributions
From net investment income	(0.11)	(0.22)	(0.18)	(0.30)	(0.31)	(0.41)
Net asset value, end of period	$3.87	$3.90	$3.42	$3.96	$3.64	$2.46
Total return (%)[3,4]	2.25[5]	20.92	(9.02)	17.55	63.26	(36.32)

Ratios and supplemental data

Net assets, end of period (in millions)	$123	$130	$131	$219	$207	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[6]	1.80	1.82	1.77	1.76	1.86[7]
Expenses net of fee waivers	1.75[6]	1.80	1.82	1.77	1.74	1.86[7]
Expenses net of fee waivers and credits	1.75[6]	1.80	1.82	1.77	1.73	1.86[7]
Net investment income	5.84[6]	6.12	5.87	6.13	8.47	12.59
Portfolio turnover (%)	42[8]	103	46	51	92	55

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
8 Excludes merger activity.

28	Focused High Yield Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	11-30-13[1]	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09

Per share operating performance

Net asset value, beginning of period	$3.90	$3.41	$3.96	$3.64	$2.46	$4.54
Net investment income[2]	0.13	0.27	0.24	0.27	0.32	0.31
Net realized and unrealized gain (loss)
on investments	(0.03)	0.48	(0.57)	0.39	1.21	(1.94)
Total from investment operations	0.10	0.75	(0.33)	0.66	1.53	(1.63)
Less distributions
From net investment income	(0.14)	(0.26)	(0.22)	(0.34)	(0.35)	(0.45)
Net asset value, end of period	$3.86	$3.90	$3.41	$3.96	$3.64	$2.46
Total return (%)	2.52[3]	22.58	(8.26)	18.85	64.98	(35.63)

Ratios and supplemental data

Net assets, end of period (in millions)	$79	$40	$20	$60	$26	$11
Ratios (as a percentage of average net assets):
Expenses before reductions	0.72[4]	0.72	0.72	0.64	0.66	0.87[5]
Expenses net of fee waivers and credits	0.72[4]	0.72	0.72	0.64	0.66	0.87[5]
Net investment income	6.82[4]	7.21	6.91	7.04	9.49	12.00
Portfolio turnover (%)	42[6]	103	46	51	92	55

1 Six months ended 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Annualized.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
6 Excludes merger activity.

CLASS NAV SHARES Period ended	11-30-13[1]

Per share operating performance

Net asset value, beginning of period	$3.85
Net investment income	0.03
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.04
Less distributions
From net investment income	(0.03)
Net asset value, end of period	$3.86
Total return (%)	1.10[2]

Ratios and supplemental data

Net assets, end of period (in millions)	$596
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55[3]
Expenses net of fee waivers	0.55[3]
Net investment income	6.40[3]
Portfolio turnover (%)	42[4,5]

1 Period from 10-21-13 (inception date) to 11-30-13. Unaudited.
2 Not annualized.
3 Annualized.
4 Excludes merger activity.
5 Portfolio turnover is shown for the period from 6-1-13 to 11-30-13.

See notes to financial statements	Semiannual report | Focused High Yield Fund	29

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Focused High Yield Fund, formerly John Hancock High Yield Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high current income. Capital appreciation is a secondary goal.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Effective January 3, 2014, John Hancock High Yield Fund changed its name to John Hancock Focused High Yield Fund.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Investments by the fund in open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following

30	Focused High Yield Fund | Semiannual report

procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of November 30, 2013, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
INVESTMENTS IN SECURITIES	VALUE AT 11-30-13	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$940,866,007	—	$940,164,296	$701,711
Convertible Bonds	12,527,581	—	12,361,981	165,600
Foreign Government
Obligations	6,972,868	—	6,972,868	—
Term Loans	94,595,007	—	94,595,007	—
Capital Preferred Securities	8,579,000	—	8,579,000	—
Collateralized Mortgage
Obligations	11,335,085	—	6,942,063	4,393,022
Asset Backed Securities	11,703,055	—	11,703,055	—
Common Stocks	34,080,041	$28,146,884	2,784,917	3,148,240
Preferred Securities	80,403,684	73,328,596	3,700,606	3,374,482
Investment Companies	590,070	590,070	—	—
Warrants	1,558	—	1,558	—
Short-Term Investments	16,254,000	—	16,254,000	—

Total Investments in
Securities	$1,217,907,956	$102,065,550	$1,104,059,351	$11,783,055
Other Financial Instruments:
Forward Foreign Currency
Contracts	$439,051	—	$439,051	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any

Semiannual report | Focused High Yield Fund	31

security or instrument where a change in the level has occurred from the beginning to the end of the period.

			COLLATERALIZED
	CORPORATE	CONVERTIBLE	MORTGAGE	COMMON	PREFERRED
	BONDS	BONDS	OBLIGATIONS	STOCKS	SECURITIES	TOTALS

Balance as of 5-31-13	$23,266,753	154,568	$2,461,322	$58	$3,907,224	$29,789,925
Realized gain (loss)	(3,474,643)	—	—	(4,013,535)	(15,870,911)	($23,359,089)
Change in unrealized appreciation (depreciation)	2,135,423	$11,032	1,931,700	3,069,313	14,649,483	$21,796,951
Purchases	1,658,245	—	—	4,092,462	800,925	$6,551,632
Sales	(1,520,935)	—	—	—	(112,239)	($1,633,174)
Transfers into level 3	—	—	—	—	—	—
Transfers out of level 3	(21,363,132)	—	—	(58)	—	($21,363,190)
Balance as of 11-30-13	$701,711	$165,600	$4,393,022	$3,148,240	$3,374,482	$11,783,055
Change in unrealized at period end*	($860,275)	$11,032	$1,931,700	($944,222)	($781,107)	($642,872)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s Investments or as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

32	Focused High Yield Fund | Semiannual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2013 were $525. For the six months ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual report | Focused High Yield Fund	33

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2013, the fund has a capital loss carryforward of $502,001,832 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31				NO EXPIRATION DATE
2014	2017	2018	2019	SHORT-TERM	LONG-TERM

$49,081,713	$5,139,278	$98,534,348	$104,329,868	$17,254,386	$227,662,239

As of May 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards and partnerships.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the

34	Focused High Yield Fund | Semiannual report

structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended November 30, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the six months ended November 30, 2013, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $23.2 million to $106.0 million as measured at each quarter end. The following table summarizes the contracts held at November 30, 2013.

Semiannual report | Focused High Yield Fund	35

								NET
					CONTRACTUAL			UNREALIZED
					SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

CAD	36,461,831	USD	34,873,307	Royal Bank	12-4-13	—	($559,592)	($559,592)
				of Canada
CAD	6,500,000	USD	6,235,610	State Street	12-4-13	—	(118,552)	(118,552)
				Bank and
				Trust Company
USD	29,330,975	CAD	30,461,831	Royal Bank	12-4-13	$663,775	—	663,775
				of Canada
USD	12,017,497	CAD	12,500,000	State Street	12-4-13	253,924	—	253,924
				Bank and
				Trust Company
USD	23,526,025	CAD	24,829,249	Royal Bank	2-12-14	199,496	—	199,496
				of Canada
						$1,117,195	($678,144)	$439,051

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign exchange	Receivable/payable for	Forward foreign	$1,117,195	($678,144)
contracts	forward foreign currency	currency contracts
exchange contracts

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013:

	STATEMENT OF OPERATIONS	FOREIGN CURRENCY
RISK	LOCATION	TRANSACTIONS*

Foreign exchange contracts	Net realized gain (loss)	$243,779

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2013:

		TRANSLATION OF ASSETS
	STATEMENT OF OPERATIONS	AND LIABILITIES IN
RISK	LOCATION	FOREIGN CURRENCIES*

Foreign exchange contracts	Change in net unrealized	$199,878
	appreciation (depreciation)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

36	Focused High Yield Fund | Semiannual report

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the fund’s average daily net assets, (b) 0.5625% of the next $75,000,000 of the fund’s average daily net assets, (c) 0.5000% of the next $350,000,000 of the fund’s average daily net assets, (d) 0.4750% of the next $2,000,000,000 of the fund’s average daily net assets and (e) 0.4500% of the fund’s average daily net assets in excess of $2,500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

Accordingly, these expense reductions amounted to $10,511, $1,379, $3,453, $1,546 and $4,136 for Class A, Class B, Class C, Class I, and Class NAV shares, respectively, for the six months ended November 30, 2013.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 0.72% for Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will expire on September 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. There were no waivers or reimbursements under this agreement for the six months ended November 30, 2013.

Semiannual report | Focused High Yield Fund	37

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2013 were equivalent to a net annual effective rate of 0.51% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $277,199 for the six months ended November 30, 2013. Of this amount, $33,692 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $217,309 was paid as sales commissions to broker-dealers and $26,198 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B, and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2013, CDSCs received by the Distributor amounted to $293, $51,757 and $5,419 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement

38	Focused High Yield Fund | Semiannual report

Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost was calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other retail share classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2013 were:

	DISTRIBUTION AND	TRANSFER AGENT	STATE REGISTRATION	PRINTING AND
CLASS	SERVICE FEES	FEES	FEES	POSTAGE

Class A	$469,837	$277,982	$17,613	$20,707
Class B	246,710	$36,542	7,155	3,341
Class C	617,583	91,399	8,860	6,602
Class I	—	31,818	7,262	1,521
Total	$1,334,130	$437,741	$40,890	$32,171

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2013 and for the year ended May 31, 2013 were as follows:

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	14,806,417	$57,017,119	22,718,668	$83,538,265
Distributions reinvested	2,865,994	10,965,683	6,103,100	22,509,367
Repurchased	(20,093,911)	(76,426,947)	(42,298,712)	(154,661,151)

Net decrease	(2,421,500)	($8,444,145)	(13,476,944)	($48,613,519)

Class B shares

Sold	217,283	$834,715	1,765,777	$6,465,438
Distributions reinvested	315,170	1,205,821	675,748	2,490,331
Repurchased	(2,012,507)	(7,698,879)	(4,345,022)	(15,939,840)

Net decrease	(1,480,054)	($5,658,343)	(1,903,497)	($6,984,071)

Class C shares

Sold	2,176,020	$8,345,727	4,240,364	$15,643,529
Distributions reinvested	839,725	3,208,612	1,762,204	6,487,112
Repurchased	(4,647,674)	(17,754,955)	(11,072,237)	(40,741,921)

Net decrease	(1,631,929)	($6,200,616)	(5,069,669)	($18,611,280)

Class I shares

Sold	13,688,820	$52,315,506	9,119,019	$33,773,503
Distributions reinvested	437,915	1,677,089	474,740	1,767,341
Repurchased	(4,009,842)	(15,293,971)	(5,319,064)	(19,944,066)

Net increase	10,116,893	$38,698,624	4,274,695	$15,596,778

Semiannual report | Focused High Yield Fund	39

	Six months ended 11-30-13		Year ended 5-31-13
	Shares	Amount	Shares	Amount
Class NAV shares[1]

Sold	1,280,768	$4,946,785	—	—
Issued in reorganization (Note 9)	152,086,373	585,992,142	—	—
Distributions reinvested	1,287,138	4,975,921	—	—
Repurchased	(567,815)	(2,199,620)	—	—

Net increase	154,086,464	$593,715,228	—	—

Total increase (decrease)	158,669,874	$612,110,748	(16,175,415)	($58,612,092)

1 The inception date for Class NAV shares is 10-21-13.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on November 30, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $335,037,836 and $321,389,669, respectively, for the six months ended November 30, 2013.

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the six months ended November 30, 2013, is set forth below:

	BEGINNING	ENDING
	SHARE	SHARE	REALIZED	DIVIDEND	ENDING
AFFILIATE	AMOUNT	AMOUNT	GAIN (LOSS)	INCOME	VALUE

Kaiser Group Holding, Inc.
Purchased: none
Sold: none	81,949	81,949	None	None	$450,719

Note 9 — Reorganization

On October 10, 2013, the shareholders of John Hancock II High Income Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement), which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired fund in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired fund; and (c) the distribution to Acquired fund’s shareholders of such Acquiring fund’s shares. The reorganization was intended to consolidate the Acquired fund with a fund with similar investment objectives and to potentially achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

40	Focused High Yield Fund | Semiannual report

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or their shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on October 18, 2013. The following outlines the reorganization:

ACQUIRED		SHARES		ACQUIRING FUND'S	ACQUIRING FUND'S
NET ASSET	APPRECIATION	REDEEMED	SHARES ISSUED	NET ASSETS	TOTAL NET
VALUE OF THE	OF THE ACQUIRED	BY THE	BY THE	PRIOR TO	ASSETS AFTER
ACQUIRED FUND	FUND'S INVESTMENTS	ACQUIRED FUND	ACQUIRING FUND	COMBINATION	COMBINATION

$585,992,142	$10,837,306	72,478,190	152,086,373	$612,017,693	$1,198,009,835

Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired fund that have been included in the Acquiring fund’s Statement of operations at six months ended November 30, 2013. See Note 6 for capital shares issued in connection with the above referenced reorganizations.

Assuming the acquisition had been completed on June 1, 2013, the beginning of the reporting period, the Acquiring fund’s pro forma results of operations for the six months ended November 30, 2013 are as follows:

Net investment income	$28,979,117
Net realized and unrealized gain (loss)	8,907,143

Increase (decrease) in net assets from operations	37,886,260

Semiannual report | Focused High Yield Fund	41

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

42	Focused High Yield Fund | Semiannual report

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Focused High Yield Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	57SA 11/13
MF167893	1/14

John Hancock

Global Short Duration Credit Fund

Semiannual Report

11.30.13

John Hancock Global Short Duration Credit Fund

Table of Contents

Your expenses	Page 3
Portfolio summary	Page 4
Portfolio of investments	Page 6
Financial statements	Page 11
Financial highlights	Page 14
Notes to financial statements	Page 15
Board considerations disclosure	Page 21
More information	Page 26

Global Short Duration Credit Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

● Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

● Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 21, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 10-21-13	on 11-30-13	period ended 11-30-13[1]

Class NAV	$1,000.00	$995.40	$1.18

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

[ My account value $8,600.00 / $1,000.00 = 8.6 ] x $[ “expenses paid” from table ] = My actual expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[2]

Class NAV	$1,000.00	$ 1,019.70	$ 5.47

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund's annualized expense ratio of 1.08% for Class NAV shares, multiplied by the average account value over the period, multiplied by 40/365 (to reflect the period).

2 Expenses are equal to the fund's annualized expense ratio (defined above) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

3

Global Short Duration Credit Fund

Portfolio Summary
As of 11-30-13 (Unaudited)

Quality Composition[1,2]
A	1.0%
BBB	6.3%
BB	33.9%
B	40.4%
CCC & Below	12.0%
Not Rated	2.8%
Equity	0.2%
Short-Term Investments & Other	3.4%

Country Composition[1]
United States	48.8%
China	7.0%
Canada	6.7%
Hong Kong	6.3%
Netherlands	4.4%
Luxembourg	4.3%
Cayman Islands	2.7%
United Kingdom	2.4%
Singapore	2.1%
Brazil	2.0%
Other Countries	13.3%

Portfolio Composition[1]
Corporate Bonds	80.5%
Term Loans	14.5%
Foreign Government Obligations	1.1%
Collateralized Mortgage Obligations	0.3%
Preferred Securities	0.2%
Short-Term Investments & Other	3.4%

1 As a percentage of net assets on 11-30-13.

2 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. ratings. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-13 and do not reflect subsequent downgrades or upgrades, if any.

4

Global Short Duration Credit Fund

Portfolio Summary
As of 11-30-13 (Unaudited)

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximately their value. Investments in higher yielding, lower-rated securities include a higher risk of default. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Mortgage and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market’s perception of issuer creditworthiness. Illiquid securities may be difficult to sell at a price approximating their value. Loan participations and assignments involve additional risks, including credit, interest-rate, counterparty, liquidity, and lending risks. Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectus for additional risks.

5

Global Short Duration Credit Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 80.5%					$81,223,282

(Cost $82,059,724)

Argentina 0.4%					409,126

Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	1,000,000	409,126

Bermuda 0.8%					818,000

BW Group, Ltd.	6.625	06/28/17		800,000	818,000

Brazil 2.0%					2,007,080

Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20		1,000,000	1,020,031
Vale Overseas, Ltd.	4.625	09/15/20		500,000	509,549
Votorantim Cimentos SA (S)	7.250	04/05/41		500,000	477,500

Canada 5.7%					5,710,173

Cascades, Inc.	7.875	01/15/20		1,000,000	1,072,500
CHC Helicopter SA	9.250	10/15/20		1,000,000	1,075,000
Cogeco Cable, Inc. (S)	4.875	05/01/20		1,000,000	972,500
FQM Akubra, Inc. (S)	8.750	06/01/20		500,000	543,750
HudBay Minerals, Inc.	9.500	10/01/20		1,000,000	1,030,000
Videotron, Ltd.	7.125	01/15/20	CAD	1,000,000	1,016,423

Cayman Islands 1.7%					1,757,071

Banco Santander Brasil SA (S)	8.000	03/18/16	BRL	1,000,000	399,486
Cementos Progreso Trust (S)	7.125	11/06/23		200,000	201,500
Champion, Ltd.	3.750	01/17/23		800,000	691,710
Odebrecht Finance, Ltd. (S)	7.125	06/26/42		500,000	464,375

Chile 0.7%					685,790

SACI Falabella (S)	3.750	04/30/23		750,000	685,790

China 7.0%					7,076,700

Agile Property Holdings, Ltd.	8.875	04/28/17		800,000	844,000
Central China Real Estate, Ltd.	6.500	06/04/18		800,000	775,950
China SCE Property Holdings, Ltd.	11.500	11/14/17		500,000	548,750
China Shanshui Cement Group, Ltd.	8.500	05/25/16		800,000	832,000
Country Garden Holdings Company, Ltd.	11.250	04/22/17		800,000	862,000
Kaisa Group Holdings, Ltd.	8.875	03/19/18		800,000	814,000
Longfor Properties Company, Ltd.	9.500	04/07/16		800,000	852,000
Lonking Holdings, Ltd.	8.500	06/03/16		800,000	828,000
Parkson Retail Group, Ltd.	4.500	05/03/18		800,000	720,000

Colombia 0.7%					680,625

Pacific Rubiales Energy Corp. (S)	5.125	03/28/23		750,000	680,625

Greece 0.2%					248,063

Navios Maritime Acquisition Corp. (S)	8.125	11/15/21		245,000	248,063

Hong Kong 6.3%					6,317,775

China Oil & Gas Group, Ltd.	5.250	04/25/18		800,000	800,000
FPT Finance, Ltd.	6.375	09/28/20		800,000	824,000
Franshion Investment, Ltd.	4.700	10/26/17		800,000	800,000
Gemdale International Investment, Ltd.	7.125	11/16/17		800,000	828,000
KWG Property Holding, Ltd.	12.750	03/30/16		800,000	870,000
Metropolitan Light International, Ltd.	5.250	01/17/18		800,000	798,400
Shimao Property Holdings, Ltd.	11.000	03/08/18		500,000	559,375
Texhong Textile Group, Ltd.	7.625	01/19/16		800,000	838,000

See notes to financial statements
6

Global Short Duration Credit Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Indonesia 1.9%				$1,963,000

Adaro Indonesia PT	7.625	10/22/19	800,000	841,000
Alam Sutera International Pvt, Ltd.	10.750	03/27/17	200,000	214,500
Pertamina Persero PT	4.300	05/20/23	500,000	425,000
Perusahaan Listrik Negara PT	5.500	11/22/21	500,000	482,500

Ireland 0.5%				537,500

Ardagh Packaging Finance PLC (S)	7.375	10/15/17	500,000	537,500

Israel 1.0%				1,052,291

Israel Electric Corp., Ltd. (S)	5.625	06/21/18	1,000,000	1,052,291

Jamaica 1.1%				1,077,500

Digicel Group, Ltd. (S)	10.500	04/15/18	1,000,000	1,077,500

Luxembourg 4.3%				4,373,730

ALROSA Finance SA (S)	7.750	11/03/20	1,000,000	1,108,750
Intelsat Jackson Holdings SA	7.500	04/01/21	1,000,000	1,098,750
Telecom Italia Capital SA	7.175	06/18/19	1,000,000	1,116,230
Wind Acquisition Finance SA (S)	7.250	02/15/18	1,000,000	1,050,000

Mexico 1.2%				1,173,500

Empresas ICA SAB de CV (S)	8.375	07/24/17	1,000,000	980,000
Tenedora Nemak SA de CV (S)	5.500	02/28/23	200,000	193,500

Netherlands 4.4%				4,424,250

Bharti Airtel International Netherlands BV	5.125	03/11/23	800,000	732,000
ICTSI Treasury BV	4.625	01/16/23	500,000	457,500
Indo Energy Finance II BV	6.375	01/24/23	800,000	668,000
Indosat Palapa Company BV	7.375	07/29/20	800,000	860,000
Listrindo Capital BV	6.950	02/21/19	800,000	828,000
Metinvest BV (S)	8.750	02/14/18	1,000,000	878,750

Peru 1.1%				1,082,500

Inkia Energy, Ltd. (S)	8.375	04/04/21	1,000,000	1,082,500

Singapore 2.1%				2,149,470

TBG Global Pte, Ltd.	4.625	04/03/18	500,000	475,000
Theta Capital Pte, Ltd.	7.000	05/16/19	800,000	796,470
Yanlord Land Group, Ltd.	10.625	03/29/18	800,000	878,000

United Arab Emirates 1.2%				1,170,000

Dubai Electricity & Water Authority (S)	7.375	10/21/20	1,000,000	1,170,000

United Kingdom 2.4%				2,426,125

Ineos Finance PLC (S)	7.500	05/01/20	1,000,000	1,095,000
Tullow Oil PLC (S)	6.000	11/01/20	500,000	503,125
Vedanta Resources PLC	6.750	06/07/16	800,000	828,000

United States 32.4%				32,733,013

AES Corp.	4.875	05/15/23	500,000	471,250
Aircastle, Ltd.	6.750	04/15/17	1,000,000	1,110,000
Alliance One International, Inc. (S)	9.875	07/15/21	375,000	345,000
Allison Transmission, Inc. (S)	7.125	05/15/19	1,000,000	1,077,500
American Gilsonite Company (S)	11.500	09/01/17	500,000	495,000
Arch Coal, Inc.	8.750	08/01/16	1,000,000	1,025,000
BBVA Bancomer SA (S)	6.500	03/10/21	1,000,000	1,050,000
Brightstar Corp. (S)	9.500	12/01/16	1,000,000	1,105,000

See notes to financial statements
7

Global Short Duration Credit Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

United States (continued)

Cablevision Systems Corp.	8.625	09/15/17		1,000,000	$1,157,500
Calpine Corp. (S)	5.875	01/15/24		205,000	203,975
Cemex Finance LLC (S)	9.375	10/12/22		750,000	830,625
Cincinnati Bell, Inc.	8.750	03/15/18		1,000,000	1,056,250
Clear Channel Communications, Inc., PIK (S)	14.000	02/01/21		500,000	445,000
DISH DBS Corp.	7.875	09/01/19		1,000,000	1,157,500
ExamWorks Group, Inc.	9.000	07/15/19		500,000	545,000
First Data Corp.	11.250	03/31/16		214,000	216,943
First Data Corp. (S)	11.750	08/15/21		220,000	228,250
Forbes Energy Services, Ltd.	9.000	06/15/19		500,000	493,750
Gentiva Health Services, Inc.	11.500	09/01/18		1,000,000	1,037,500
Halcon Resources Corp.	8.875	05/15/21		500,000	507,500
Hexion US Finance Corp.	8.875	02/01/18		1,000,000	1,038,750
Hexion US Finance Corp.	9.000	11/15/20		500,000	493,125
Hillman Group, Inc.	10.875	06/01/18		1,000,000	1,082,500
IAC/InterActiveCorp (S)	4.875	11/30/18		180,000	183,825
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17		1,000,000	1,082,500
Linn Energy LLC	8.625	04/15/20		1,000,000	1,070,000
Midstates Petroleum Company, Inc.	9.250	06/01/21		865,000	902,844
Outerwall, Inc.	6.000	03/15/19		150,000	149,625
Rain CII Carbon LLC (S)	8.000	12/01/18		1,000,000	1,035,000
Regal Entertainment Group	9.125	08/15/18		1,000,000	1,092,500
Reynolds Group Issuer, Inc.	9.000	04/15/19		750,000	802,500
Rite Aid Corp.	9.250	03/15/20		680,000	784,550
Samson Investment Company (S)	10.500	02/15/20		1,000,000	1,081,250
SPL Logistics Escrow LLC (S)	8.875	08/01/20		1,000,000	1,062,500
Sprint Communications, Inc. (S)	9.000	11/15/18		1,000,000	1,210,000
T-Mobile USA, Inc.	6.125	01/15/22		74,000	75,388
Tenet Healthcare Corp.	8.125	04/01/22		500,000	542,500
Thompson Creek Metals Company, Inc.	7.375	06/01/18		500,000	436,250
Toys R Us Property Company II LLC	8.500	12/01/17		1,000,000	1,036,250
TreeHouse Foods, Inc.	7.750	03/01/18		1,000,000	1,052,500
US Concrete, Inc. (S)	8.500	12/01/18		255,000	259,463
USG Corp. (S)	5.875	11/01/21		90,000	93,150
Victor Technologies Group, Inc.	9.000	12/15/17		1,000,000	1,070,000
W&T Offshore, Inc.	8.500	06/15/19		500,000	537,500

Uruguay 1.1%					1,080,000

Navios South American Logistics, Inc.	9.250	04/15/19		1,000,000	1,080,000

Venezuela 0.3%					270,000

Petroleos de Venezuela SA	5.375	04/12/27		500,000	270,000

Foreign Government Obligations 1.1%					$1,153,041

(Cost $1,154,973)

Ireland 1.1%					1,153,041

Government of Ireland	5.400	03/13/25	EUR	750,000	1,153,041

See notes to financial statements
8

Global Short Duration Credit Fund
As of 11-30-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Collateralized Mortgage Obligations 0.3%				$245,480

(Cost $245,000)

United States 0.3%				245,480

Hilton USA Trust (C) (P)(S)
Series 2013-HLF, Class EFL	3.919	11/05/30	245,000	245,480

Term Loans (M) 14.5%				$14,668,589

(Cost $14,773,559)

Canada 1.0%				1,008,750

Patheon, Inc. (T)	TBD	12/14/18	1,000,000	1,008,750

Cayman Islands 1.0%				1,003,750

Offshore Group Investment, Ltd. (T)	TBD	10/25/17	1,000,000	1,003,750

United States 12.5%				12,656,089

Attachmate Corp.	7.250	11/22/17	485,565	489,132
Cumulus Media Holdings, Inc. (T)	TBD	09/16/19	750,000	765,375
Gardner Denver, Inc. (T)	TBD	07/30/20	1,000,000	994,659
Hilton Worldwide Finance LLC	4.000	10/26/20	986,842	989,926
JC Penney Corp., Inc.	6.000	05/22/18	750,000	731,920
MModal, Inc.	7.750	08/15/19	950,000	804,108
National Mentor Holdings, Inc. (T)	TBD	02/09/17	1,000,000	1,005,000
nTelos, Inc.	5.750	11/08/19	1,000,000	1,003,750
One Call Medical, Inc. (T)	TBD	11/20/20	500,000	495,625
Oxbow Carbon & Minerals LLC (T)	TBD	01/18/20	500,000	507,500
Springleaf Financial Funding Company (T)	TBD	09/30/19	1,000,000	1,010,000
Templar Energy LLC (T)	TBD	11/25/20	500,000	499,375
The Goodyear Tire & Rubber Company	4.750	04/30/19	1,000,000	1,009,062
The Sun Products Corp.	5.500	03/23/20	500,000	468,125
Toys R Us - Delaware, Inc. (T)	TBD	05/25/18	1,000,000	887,750
Valeant Pharmaceuticals International, Inc. (T)	TBD	08/05/20	500,000	505,228
Walter Energy, Inc. (T)	TBD	04/02/18	500,000	489,554

			Shares	Value

Preferred Securities 0.2%				$233,813

(Cost $223,751)

United States 0.2%				233,813

FNB Corp., 7.250%			8,950	233,813

		Maturity
	Rate (%)	date	Par value^	Value

Short-Term Investments 0.3%				$315,000

(Cost $315,000)

			Par value	Value

Repurchase Agreement 0.3%				315,000

Repurchase Agreement with State Street Corp. dated 11-29-13 at
0.000% to be repurchased at $315,000 on 12-2-13, collateralized by
$330,000 Federal Home Loan Mortgage Corporation, 2.375% due 1-
13-22 (valued at $324,259, including interest)			$315,000	315,000

See notes to financial statements
9

Global Short Duration Credit Fund
As of 11-30-13 (Unaudited)

Total investments (Cost $98,772,007)† 96.9%	$97,839,205

Other assets and liabilities, net 3.1%	$3,090,344

Total net assets 100.0%	$100,929,549

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^ All par values are denominated in U.S. dollars unless otherwise indicated.

Currency abbreviations

BRL Brazilian Real

CAD Canadian Dollar

EUR Euro

Notes to Schedule of Investments

PIK Paid-in-kind

TBD To be determined

(C) Security purchased on a when-issued or delayed delivery basis.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $27,782,679 or 27.5% of the fund's net assets as of 11-30-13.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $98,856,834. Net unrealized depreciation aggregated $1,017,629, of which $180,085 related to appreciated investment securities and $1,197,714 related to depreciated investment securities.

The fund had the following sector concentration as a percentage of net assets on 11-30-13:

Consumer Discretionary	16.0%
Financials	16.0%
Materials	13.8%
Energy	12.0%
Industrials	9.7%
Telecommunication Services	9.7%
Utilities	6.0%
Health Care	5.9%
Consumer Staples	3.9%
Information Technology	2.2%
Foreign Government Obligations	1.1%
Collateralized Mortgage Obligations	0.3%
Short-Term Investments & Other	3.4%

Total	100.0%

See notes to financial statements
10

Global Short Duration Credit Fund

Statement of Assets and Liabilities — November 30, 2013 (Unaudited)

Assets

Investments, at value (Cost $98,772,007)	$97,839,205
Cash	11,081,424
Receivable for delayed delivery securities sold	95,475
Receivable for forward foreign currency
exchange contracts	55,671
Dividends and interest receivable	1,612,728
Other receivables and prepaid expenses	15,163

Total assets	110,699,666

Liabilities

Payable for investments purchased	9,385,375
Payable for delayed delivery securities
purchased	336,850
Payable for forward foreign currency exchange
contracts	18,853
Payable to affiliates
Accounting and legal services fees	2,216
Trustees' fees	342
Other liabilities and accrued expenses	26,481

Total liabilities	9,770,117

Net assets	$100,929,549

Net assets consist of

Paid-in capital	$101,956,730
Accumulated distributions in excess of net
investment income	(88,804)
Accumulated net realized gain (loss) on
investments and foreign currency transactions	(40,006)
Net unrealized appreciation (depreciation) on
investments and translation of assets and
liabilities in foreign currencies	(898,371)

Net assets	$100,929,549

Net asset value per share

Based on net asset values and shares
outstanding-the fund has an unlimited number of
shares authorized with no par value
Class NAV ($100,929,549 ÷ 10,195,418 shares)	$9.90

See notes to financial statements
11

Global Short Duration Credit Fund

Statement of Operations — For the period ended November 30, 20131 (Unaudited)

Investment income

Interest	$584,838

Expenses

Investment management fees	82,007
Accounting and legal services fees	2,216
Trustees' fees	342
Professional fees	22,889
Custodian fees	4,987
Registration and filing fees	6,636
Other	1,505

Total expenses	120,582

Less expense reductions	(658)

Net expenses	119,924

Net investment income	464,914

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(27,298)
Foreign currency transactions	(12,708)

(40,006)

Change in net unrealized appreciation
(depreciation) of
Investments	(932,802)
Translation of assets and liabilities in foreign
currencies	34,431

(898,371)

Net realized and unrealized loss	(938,377)

Decrease in net assets from operations	$(473,463)

1 Period from 10-21-13 (inception date) to 11-30-13.

See notes to financial statements
12

Global Short Duration Credit Fund

Statements of Change in Net Assets

Period ended
11-30-13[1]
(Unaudited)
Increase (decrease) in net assets

From operations
Net investment income	$464,914
Net realized loss	(40,006)
Change in net unrealized appreciation
(depreciation)	(898,371)

Decrease in net assets resulting from
operations	(473,463)

Distributions to shareholders
From net investment income
Class NAV	(553,718)

From fund share transactions	101,956,730

Total increase	100,929,549

Net assets

Beginning of period	—

End of period	$100,929,549

Accumulated distributions in excess of net
investment income	$(88,804)

1 Period from 10-21-13 (inception date) to 11-30-13.

See notes to financial statements
13

Global Short Duration Credit Fund
Financial Highlights (For a share outstanding throughout the period)

Class NAV Shares

Period ended

11-30-13[1]
Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.05
Net realized and unrealized loss on
investments	(0.10)

Total from investment operations	(0.05)

Less distributions
From net investment income	(0.05)

Net asset value, end of period	$9.90

Total return (%)[3]	(0.45)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$101
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.09[5]
Expenses net of fee waivers	1.08[5]
Net investment income	4.20[5]
Portfolio turnover (%)	6

1 Period from 10-21-13 (commencement of operations) to 11-30-13. Unaudited.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable period.
4 Not annualized.
5 Annualized.

See notes to financial statements
14

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Short Duration Credit Fund, (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds. Shareholders of each class have exclusive voting rights to matters that affect that class.

Note 2 - Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not

15

necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

16

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the period ended November 30, 2013 were $27. For the period ended November 30, 2013, the fund no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are paid annually.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out

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and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. During the period ended November 30, 2013, the fund held forward foreign currency contracts with U.S. dollar notional values ranging up to $6.5 million. The following table summarizes the contracts held at November 30, 2013.

					Contractual			Net Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counter Party	Date	Appreciation	Depreciation	(Depreciation)
CAD	1,030,000	USD	977,693	Royal Bank of Canada	12/4/2013	-	($8,375)	($8,375)
EUR	865,000	USD	1,164,896	Bank of Montreal	12/4/2013	$10,467	-	10,467
USD	987,044	CAD	1,030,000	State Street Bank and Trust Company	12/4/2013	17,725	-	17,725
USD	975,938	CAD	1,030,000	Royal Bank of Canada	2/12/2014	8,276	-	8,276
USD	1,194,565	EUR	865,000	State Street Bank and Trust Company	12/4/2013	19,203	-	19,203
USD	1,164,947	EUR	865,000	Bank of Montreal	2/12/2014	-	(10,478)	(10,478)

						$55,671	($18,853)	$36,818

Currency abbreviations

CAD  Canadian Dollar

EUR  Euro

USD  U.S. Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITIES
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES FAIR
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	VALUE

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		Forward foreign
Foreign exchange	Receivable/payable for forward	currency exchange
contracts	foreign currency exchange contracts	contracts	$55,671	($18,853)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended November 30, 2013:

		TRANSLATION OF ASSETS AND
	STATEMENT OF OPERATIONS	LIABILITIES IN FOREIGN
RISK	LOCATION	CURRENCIES*

	Change in unrealized appreciation
Foreign exchange contracts	(depreciation)	$36,818

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 - Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 – Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.740% of the first $250,000,000 of the fund’s average daily net assets, b) 0.700% of the next $500,000,000 of the fund’s average daily net assets and c) 0.675% of the fund’s average daily net assets in excess of $750,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees. Accordingly, this expense reduction amounted to $658 for the period ended November 30, 2013.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended November 30, 2013 were equivalent to a net annual effective rate of 0.73% of the fund’s average daily net assets.

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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the period ended November 30, 2013 amounted to an annual rate of 0.02% of the fund’s average daily net assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 - Fund share transactions

Transactions in fund shares for the period ended November 30, 2013 were as follows:

	Period ended
	11-30-13[1]

	Shares	Amount
Class NAV shares
Sold	10,368,332	$103,678,052
Distributions reinvested	55,880	553,718
Repurchased	(228,794)	(2,275,040)

Net increase	10,195,418	$101,956,730

1 Period from 10-21-13 (inception date) to 11-30-13.

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV on November 30, 2013.

Note 7 - Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $104,691,917 and $6,127,758, respectively, for the period ended November 30, 2013.

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EVALUATION OF ADVISORY AND SUBADVISORY
AGREEMENTS BY THE BOARD OF TRUSTEES

JOHN HANCOCK GLOBAL SHORT DURATION CREDIT FUND

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Bond Trust (the “Trust”) of the amendment to the Advisory Agreement (the “Advisory Agreement Amendment”) and the Sub-Advisory Agreement for the John Hancock Short Duration Credit Fund, a new series of the Trust (the “New Portfolio”).

Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on June 24-26, 2013, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Advisory Agreement Amendment and the Sub-Advisory Agreement for the New Portfolio.

This section describes the evaluation by the Board of Trustees of:

(a) the Advisory Agreement Amendment between the Trust and John Hancock Advisers, LLC (the “Advisor”) to add the New Portfolio; and

(b) an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the “Subadvisor”) relating to the New Portfolio (the “Sub-Advisory Agreement”).

In considering the Advisory Agreement Amendment and the Sub-Advisory Agreement with respect to the New Portfolio, the Board received in advance of the meeting a variety of materials relating to the New Portfolio, the Advisor, and the Subadvisor, including comparative fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, and including with respect to the Subadvisor, comparative performance information for comparably managed accounts and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of the services to be provided by the Advisor and the Subadvisor under their respective agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the New Portfolio. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the John Hancock Funds (the “Funds”), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds in the complex that it manages. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the New Portfolio by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Agreements and discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement Amendment

In approving the Advisory Agreement Amendment with respect to the New Portfolio, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the

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advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Portfolio, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Advisor’s risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Portfolio, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement Amendment, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the investment performance and compliance programs of the Funds’ subadvisors, such as the subadvisors’ compliance with Fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications, and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Portfolio;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Portfolio; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolio.

Investment Performance. In connection with its consideration of the Advisory Agreement Amendment, the Board, considered the performance of comparable funds or accounts, if any, managed by the Advisor and the Subadvisor and the performance of applicable benchmarks. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Portfolio’s estimated management fee and subadvisory fee and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolio. In comparing the New Portfolio’s estimated management fee to those of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

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The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the New Portfolio, would be responsible for paying the subadvisory fee. The Board also noted that the Advisor has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Portfolio, which is discussed further below. The Board also noted that the Advisor has agreed to contractual fee waivers and/or expense reimbursements with respect to certain share classes of the New Portfolio. The Board also noted management’s discussion of the New Portfolio’s anticipated expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board considered the investment advisory fees charged to other funds in the complex having similar mandates, if any. The Board considered any difference between the Advisor’s and Subadvisor’s services to be provided to the New Portfolio and the services they provide to other such funds.

The Board concluded that the advisory fee to be paid by the Trust with respect to the New Portfolio is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Portfolio, the Board considered information presented by the Advisor regarding the anticipated profitability of the Advisor and its affiliates’ relationship with the New Portfolio and whether the Advisor has the financial ability to provide a high level of services to the New Portfolio. The Board also:

(a) considered the financial condition of the Advisor;

(b) considered an analysis presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Portfolio;

(c) considered that the Advisor will also provide administrative services to the New Portfolio on a cost basis pursuant to an administrative services agreement;

(d) noted that the Subadvisor is an affiliate of the Advisor;

(e) noted that affiliates of the Advisor will provide transfer agency services and distribution services to the New Portfolio, and that the Trust’s distributor will receive 12b-1 payments to support distribution of the New Portfolio;

(f) noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Portfolio;

(g) noted that the subadvisory fee for the New Portfolio will be paid by the Advisor; and

(h) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolio and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates expected to be derived from their relationship with the New Portfolio is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Portfolio grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the New Portfolio, the Board:

(a) considered that the Advisor has agreed to waive its management fee for the New Portfolio and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, and each other John Hancock fund (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”):

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The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios at this time are each of the fund of funds, money market funds, index funds, and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the fee structure for the New Portfolio contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the New Portfolio grows; and

(c) the Board also considered the effect of the New Portfolio’s growth in size on its performance and fees. The Board also noted that if the New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board considered:

(1) information relating to the Subadvisor’s businesses, including current subadvisory services to another fund in the John Hancock family of funds;

(2) the comparative performance of the New Portfolio’s benchmark and comparable funds managed by the New Portfolio’s portfolio managers; and

(3) the proposed subadvisory fee, including any breakpoints, for the New Portfolio and comparative fee information.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, as well as took into account information presented throughout the year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as its compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Portfolio. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board considered the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisors and their operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities will include the development and maintenance of an investment program for the New Portfolio that is consistent with the New Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

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Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship to the New Portfolio, the Board noted that the fees under the Sub-Advisory Agreement are paid by the Advisor and not the New Portfolio. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Portfolio, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory Fees. The Board considered that the New Portfolio will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board considered the New Portfolio’s subadvisory fee compared to similarly situated investment companies deemed to be comparable to the New Portfolio.

Sub-Advisor Performance. As noted above, the Board considered performance results of comparable funds managed by the Subadvisor against applicable benchmarks. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other Funds in the fund complex and the Board is generally satisfied with the Subadvisor’s management of these Funds, and may reasonably be expected to provide a high quality of investment management services to the New Portfolio;

(2) The proposed subadvisory fee is reasonable in relation to the level and quality of services to be provided; and

(3) The New Portfolio’s proposed subadvisory fee will be paid by the Advisor and that subadvisory fee breakpoints are reflected as breakpoints in the advisory fee for the New Portfolio in order to permit shareholders to benefit from economies of scale if the New Portfolio grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

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More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Investment subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Legal counsel
K&L Gates LLP
Officers
Hugh McHaffie
President
Andrew G. Arnott
Executive Vice President
Thomas M. Kinzler
Secretary and Chief Legal Officer
Francis V. Knox, Jr.
Chief Compliance Officer
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record, if any, for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s Web site, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

26

John Hancock Investments

John Hancock

Global Conservative Absolute Return Fund

Semiannual Report

11.30.13

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on July 16, 2013, with the same investment held until November 30, 2013.

	Account value	Ending value	Expenses paid during
	on 7-16-13	on 11-30-13	period ended 11-30-13[1]

Class A	$1,000.00	$1,000.00	$5.67

Class I	1,000.00	1,001.00	4.50

Class R6	1,000.00	1,001.00	4.16

Class NAV	1,000.00	1,001.00	4.13

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

6	Global Conservative Absolute Return Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2013, with the same investment held until November 30, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 6-1-13	on 11-30-13	period ended 11-30-13[2]

Class A	$1,000.00	$1,017.50	$7.59

Class I	1,000.00	1,019.10	6.02

Class R6	1,000.00	1,019.60	5.57

Class NAV	1,000.00	1,019.60	5.57

Remember, these examples do not include any transaction costs; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 1.50%, 1.19%. 1.10%, and 1.10% for Class A, Class I, Class R6, and Class NAV shares, multiplied by the average account value over the period, multiplied by 138/365 (to reflect the period).

2 Expenses are equal to the fund’s annualized expense ratio (defined above), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Global Conservative Absolute Return Fund	7

Portfolio summary

Corporate Bonds	20.5%	Sovereign Government Obligations	23.1%

United Kingdom	10.1%	United States	10.5%

United States	3.0%	Germany	5.1%

France	1.8%	Spain	3.0%

Netherlands	1.7%	Italy	3.0%

Jersey, Channel Islands	1.3%	Portugal	1.5%

Ireland	0.7%

Italy	0.5%	Short-Term Investments & Other	56.4%

Denmark	0.4%	Certificate of Deposit	24.2%

Mexico	0.3%	Time Deposits	15.7%

Cayman Islands	0.2%	Commercial Paper	9.1%

Other Countries	0.5%	U.S. Government	5.1%

		Purchased Options	0.6%

		Collateralized Mortgage Obligations	0.3%

		Other assets & liabilities	1.4%

As a percentage of net assets on 11-30-13.

Absolute return funds are not designed to outperform stocks and bonds in strong markets. There is no guarantee of a positive return, of the fund achieving its objective, or that volatility-reducing strategies will be successful. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor is unwilling to make principal or interest payments. Illiquid securities may be difficult to sell at a price approximating their value. Currency transactions are affected by fluctuations in exchange rates. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Investments in higher-yielding, lower-rated securities include a higher risk of default. Please see the fund’s prospectuses for additional risks.

8	Global Conservative Absolute Return Fund | Semiannual report

Fund’s investments

As of 11-30-13 (unaudited)

	Rate	Maturity
	(%)	date	Par value^	Value

Corporate Bonds 20.3%				$20,136,322

(Cost $18,616,079)

Australia 0.2%				163,797

APT Pipelines, Ltd.	4.250	11-26-24	GBP 100,000	163,797

Cayman Islands 0.2%				202,038

Trafford Centre Finance, Ltd.	6.500	07-28-33	GBP 99,304	202,038

Denmark 0.4%				421,385

Danske Bank A/S	4.000	12-09-15	GBP 100,000	171,356

DONG Energy A/S	4.875	01-12-32	GBP 150,000	250,029

France 1.8%				1,749,345

AXA SA (6.772% to 10-16-19, then 3 month
LIBOR + 2.370%) (Q)	6.772	10-16-19	GBP 100,000	172,630

BNP Paribas SA (5.945% to 4-19-16, then
3 month LIBOR + 1.130%) (Q)	5.945	04-19-16	GBP 100,000	166,071

Credit Agricole SA/London	5.500	12-17-21	GBP 100,000	185,368

Electricite de France SA	6.250	05-30-28	GBP 150,000	291,458

France Telecom SA	8.750	03-01-31	150,000	206,618

GDF Suez	7.000	10-30-28	GBP 100,000	214,253

GDF Suez (4.625% to 1-10-19, then 5 Year
Euro Swap Rate + 3.308%) (Q)	4.625	01-10-19	GBP 100,000	168,032

RCI Banque SA	3.250	04-25-18	GBP 100,000	166,232

Societe Generale SA	5.400	01-30-18	GBP 100,000	178,683

Ireland 0.6%				652,217

Bank of Ireland Mortgage Bank	3.625	10-02-20	EUR 100,000	142,615

GE Capital UK Funding	8.000	01-14-39	GBP 150,000	368,681

Rottapharm, Ltd.	6.125	11-15-19	EUR 100,000	140,921

Italy 0.5%				537,393

Assicurazioni Generali SpA (6.269% to
6-16-26, then 3 month LIBOR + 2.350%) (Q)	6.269	06-16-26	GBP 100,000	147,676

Enel SpA	6.250	06-20-19	GBP 120,000	220,164

Telecom Italia SpA	6.375	06-24-19	GBP 100,000	169,553

Jersey, Channel Islands 1.3%				1,303,211

CPUK Finance, Ltd.	7.239	02-28-24	GBP 100,000	198,752

HBOS Capital Funding LP (6.461% to
11-30-18, then 5 Year U.K. Treasury
+ 2.850%) (Q)	6.461	11-30-18	GBP 150,000	248,204

Heathrow Funding, Ltd.	6.450	12-10-31	GBP 250,000	502,017

See notes to financial statements	Semiannual report | Global Conservative Absolute Return Fund	9

	Rate	Maturity
	(%)	date	Par value^	Value

Jersey, Channel Islands (continued)

QBE Capital Funding IV, Ltd. (7.500% to
5-24-21, then 10 Year Swap Rate + 4.003%)	7.500	05-24-41	GBP 100,000	$179,450

UBS AG/Jersey Branch (5.250% to 6-21-16,
then 3 month LIBOR + 1.290%)	5.250	06-21-21	GBP 100,000	174,788

Luxembourg 0.2%				186,038

Glencore Finance Europe SA	6.500	02-27-19	GBP 100,000	186,038

Mexico 0.3%				292,146

America Movil SAB de CV	5.750	06-28-30	GBP 50,000	91,135

Petroleos Mexicanos	8.250	06-02-22	GBP 100,000	201,011

Netherlands 1.7%				1,694,141

Aegon NV	6.625	12-16-39	GBP 100,000	208,549

BMW Finance NV	3.375	12-14-18	GBP 100,000	172,024

Deutsche Annington Finance BV	3.125	07-25-19	EUR 100,000	140,621

E.ON International Finance BV	6.375	06-07-32	GBP 150,000	301,132

ING Bank NV (6.875% to 5-29-18, then
3 month LIBOR + 2.550%)	6.875	05-29-23	GBP 100,000	182,200

Koninklijke KPN NV	6.000	05-29-19	GBP 100,000	185,712

LYB International Finance BV	4.000	07-15-23	150,000	149,801

Siemens Financieringsmaatschappij NV
(6.125% to 9-14-16, then 3 month LIBOR
+ 2.250%)	6.125	09-14-66	GBP 100,000	177,349

Swiss Reinsurance Company (6.302% to
5-25-19, then 6 month LIBOR + 2.120%) (Q)	6.302	05-25-19	GBP 100,000	176,753

Spain 0.2%				175,786

Telefonica Emisiones SAU	5.597	03-12-20	GBP 100,000	175,786

United Kingdom 10.1%				9,978,968

ABP Finance PLC	6.250	12-14-26	GBP 100,000	189,082

Affinity Sutton Capital Markets PLC	5.981	09-17-38	GBP 100,000	205,485

Annington Finance No. 1 PLC	8.000	10-02-21	GBP 80,374	161,718

Arqiva Financing PLC	4.882	12-31-32	GBP 100,000	166,298

Aspire Defence Finance PLC	4.674	03-31-40	GBP 100,000	164,715

Aviva PLC (6.125% to 7-05-23, then 5 Year
Euro Swap Rate + 5.130%)	6.125	07-05-43	EUR 100,000	151,167

Aviva PLC (6.625% to 6-03-21, then 6 month
LIBOR + 4.136%)	6.625	06-03-41	GBP 100,000	182,986

Barclays Bank PLC	10.000	05-21-21	GBP 200,000	427,228

Broadgate Financing PLC	5.098	04-05-33	GBP 100,000	159,405

Coventry Building Society	5.875	09-28-22	GBP 100,000	190,283

Dignity Finance PLC	8.151	12-31-30	GBP 150,000	333,065

Direct Line Insurance Group PLC (9.250% to
4-27-22, then 6 month LIBOR + 7.207%)	9.250	04-27-42	GBP 100,000	205,322

Enterprise Inns PLC	6.500	12-06-18	GBP 100,000	170,175

FirstGroup PLC	8.125	09-19-18	GBP 100,000	195,527

G4S PLC	7.750	05-13-19	GBP 100,000	195,416

Go-Ahead Group PLC	5.375	09-29-17	GBP 100,000	179,255

Hammerson PLC	5.250	12-15-16	GBP 100,000	180,006

HSBC Bank PLC	6.500	07-07-23	GBP 100,000	190,711

HSBC Holdings PLC	6.000	03-29-40	GBP 100,000	182,579

10	Global Conservative Absolute Return Fund | Semiannual report	See notes to financial statements

	Rate	Maturity
	(%)	date	Par value^	Value

United Kingdom (continued)

Hutchison Ports UK Finance PLC	6.750	12-07-15	GBP 100,000	$180,308

Imperial Tobacco Finance PLC	9.000	02-17-22	GBP 150,000	331,083

Integrated Accommodation Services PLC	6.480	03-31-29	GBP 80,542	162,066

Jaguar Land Rover Automotive PLC	8.250	03-15-20	GBP 100,000	184,493

Land Securities Capital Markets PLC (4.875%
to 11-7-17, then 3 month LIBOR + 0.688%)	4.875	11-07-19	GBP 100,000	182,403

Legal & General Group PLC (4.000% to 6-8-15
then 3 month EURIBOR +1.700%)	4.000	06-08-25	EUR 100,000	139,640

Lend Lease Europe Finance PLC	6.125	10-12-21	GBP 100,000	172,115

Lloyds TSB Bank PLC	9.625	04-06-23	GBP 100,000	212,589

Marks & Spencer PLC	6.125	12-02-19	GBP 100,000	183,891

Marstons Issuer PLC (5.158% to 7-15-19, then
3 month LIBOR + 1.320%)	5.158	10-15-27	GBP 100,000	178,861

Mitchells & Butlers Finance PLC	5.965	12-15-23	GBP 56,697	104,979

National Grid Electricity Transmission PLC	5.875	02-02-24	GBP 150,000	289,041

National Westminster Bank PLC	6.500	09-07-21	GBP 100,000	177,621

Nationwide Building Society	6.750	07-22-20	EUR 100,000	160,801

Nationwide Building Society (7.971%
to 3-13-15, then 5 Year U.K. Treasury
+ 4.050%) (Q)	7.971	03-13-15	GBP 100,000	170,175

NGG Finance PLC (4.250% to 6-18-20, then
7 Year Euro Swap Rate + 2.880%)	4.250	06-18-76	EUR 100,000	137,069

Octagon Healthcare Funding PLC	5.333	12-31-35	GBP 91,148	162,786

RSA Insurance Group PLC (8.500% to 12-8-14,
then 5 Year U.K. Treasury + 4.375%) (Q)	8.500	12-08-14	GBP 100,000	170,584

Scottish Widows PLC (5.125% to 9-24-15 then
3 month LIBOR +1.630%) (Q)	5.125	09-24-15	GBP 100,000	163,630

Segro PLC	6.750	02-23-24	GBP 120,000	237,601

Severn Trent Utilities Finance PLC	6.125	02-26-24	GBP 100,000	194,941

SSE PLC	6.250	08-27-38	GBP 120,000	244,334

Stagecoach Group PLC	5.750	12-16-16	GBP 100,000	180,536

Telereal Securitisation PLC	5.565	12-10-31	GBP 64,596	122,223

Tesco Property Finance 3 PLC	5.744	04-13-40	GBP 247,650	445,366

The Great Rolling Stock Company PLC	6.500	04-05-31	GBP 100,000	195,728

The Royal Bank of Scotland PLC	6.875	05-17-25	GBP 100,000	200,883

The Unique Pub Finance Company PLC	6.542	03-30-21	GBP 100,000	170,584

Virgin Media Secured Finance PLC	5.500	01-15-21	GBP 100,000	163,646

Wales & West Utilities Finance PLC	6.250	11-30-21	GBP 100,000	196,239

WM Morrison Supermarkets PLC	3.500	07-27-26	GBP 100,000	150,700

Zurich Finance UK PLC (6.625% to 10-2-22,
then 5 Year U.K. Treasury + 2.850%) (Q)	6.625	10-02-22	GBP 100,000	181,629

United States 2.8%				2,779,857

Altria Group, Inc.	9.950	11-10-38	33,000	50,539

American International Group, Inc.	5.000	04-26-23	GBP 150,000	268,638

Amgen, Inc.	4.000	09-13-29	GBP 100,000	154,088

AT&T, Inc.	7.000	04-30-40	GBP 100,000	210,434

Bank of America Corp.	6.125	09-15-21	GBP 150,000	287,846

Citigroup, Inc.	4.500	03-03-31	GBP 200,000	305,463

Citigroup, Inc.	6.250	09-02-19	GBP 100,000	192,691

DIRECTV Holdings LLC	4.375	09-14-29	GBP 100,000	151,166

See notes to financial statements	Semiannual report | Global Conservative Absolute Return Fund	11

	Rate	Maturity
	(%)	date	Par value^	Value

United States (continued)

Energy Transfer Partners LP	3.600	02-01-23	150,000	$141,068

Fresenius Medical Care US Finance II, Inc. (S)	5.625	07-31-19	100,000	108,000

GE Capital Trust V (5.500% to 9-15-16, then
3 month LIBOR + 1.615%)	5.500	09-15-66	GBP 200,000	330,533

Merrill Lynch & Companies, Inc.	8.125	06-02-28	GBP 100,000	217,457

Morgan Stanley	5.750	02-14-17	GBP 100,000	181,636

Wells Fargo Bank NA	5.250	08-01-23	GBP 100,000	180,298

Capital Preferred Securities 0.2%				$167,721

(Cost $150,823)

United States 0.2%				167,721

Rabobank Capital Funding Trust IV (5.556% to
12-31-19 then 6 month LIBOR + 1.460%) (Q)	5.556	12-31-19	GBP 100,000	167,721

U.S. Government Obligations 10.5%				$10,445,145

(Cost $10,422,111)

United States 10.5%				10,445,145

U.S. Treasury Notes (E)	0.750	02-28-18	10,600,000	10,445,145

Foreign Government Obligations 12.6%				$12,491,936

(Cost $12,577,337)

Germany 5.1%				5,026,860

Federal Republic of Germany	2.500	07-04-44	EUR 3,800,000	5,026,860

Italy 3.0%				2,982,174

Republic of Italy	3.500	06-01-18	EUR 2,100,000	2,982,174

Portugal 1.5%				1,492,738

Portugal Obrigacoes do Tesouro OT (S)	3.350	10-15-15	EUR 1,100,000	1,492,738

Spain 3.0%				2,990,164

Kingdom of Spain	3.750	10-31-18	EUR 2,100,000	2,990,164

Collateralized Mortgage Obligations 0.3%				$291,819

(Cost $270,493)

United Kingdom 0.3%				291,819

Canary Wharf Finance II PLC
Series II, Class A1	6.455	10-22-33	GBP 80,938	162,545

Opera Finance MetroCentre PLC
Series METC, Class A (P)	0.720	02-02-17	GBP 79,209	129,274

			Notional	Value

Purchased Options 0.6%				$569,309

(Cost $575,961)

Put Options 0.6%				569,309

Over the Counter Option on 20 Year Interest Rate Swap
(Expiration Date: 11-27-33; Underlying Swap:
Pay Fixed 4.00%, receive EURIBOR maturing 11-30-53;
Counterparty: Morgan Stanley & Company, Inc.)			EUR 11,000,000	569,309

12	Global Conservative Absolute Return Fund | Semiannual report	See notes to financial statements

		Maturity
	Yield (%)*	date	Par value	Value

Short-Term Investments 54.1%				$53,557,571

(Cost $53,551,658)

Certificate of Deposit 24.2%				24,006,077

ABN AMRO Bank NV	0.350	04-10-14	3,500,000	3,500,585

Bank of Tokyo-Mitsubishi UFJ, Ltd.	0.260	02-14-14	4,000,000	4,000,044

ING Bank NV	0.490	07-18-14	1,500,000	1,500,726

ING Bank NV	0.530	04-30-14	2,500,000	2,502,313

Mizuho Corporate Bank, Ltd.	0.315	01-27-14	4,000,000	4,000,308

Nationwide Building Society	0.210	02-10-14	500,000	500,016

Nationwide Building Society	0.250	01-13-14	3,500,000	3,500,308

Natixis SA	0.260	02-03-14	3,500,000	3,500,000

Societe Generale SA	0.700	09-05-14	1,000,000	1,001,777

Commercial Paper 9.1%				8,998,758

Caisse des Depots et Consignat	0.160	02-21-14	2,500,000	2,498,978

Landwirtschaftliche Rentenbank	0.082	12-13-13	3,500,000	3,499,904

Landwirtschaftliche Rentenbank	0.135	12-12-13	3,000,000	2,999,876

Time Deposits 15.7%				15,553,461

Abbey National	0.080	12-03-13	4,251,313	4,251,313

BNP Paribas	0.070	12-03-13	1,550,807	1,550,807

Calyon Paris	0.130	12-02-13	3,350,098	3,350,098

DZ Bank AG	0.080	12-02-13	4,101,104	4,101,104

Societe Generale SA	0.080	12-02-13	2,300,139	2,300,139

U.S. Government 5.1%				4,999,275

U.S. Treasury Bill (E)	0.055	02-27-14	5,000,000	4,999,275

Total investments (Cost $96,164,462)† 98.6%				$97,659,823

Other assets and liabilities, net 1.4%				$1,421,054

Total net assets 100.0%				$99,080,877

^ The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund. All par values are denominated in U.S. dollars unless otherwise indicated.

Currency abbreviations
EUR	Euro
GBP	Pound Sterling
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

(E) A portion of this security is collateral pledged by the fund for over-the-counter derivatives. For more information, see the notes to the financial statements.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 11-30-13, the aggregate cost of investment securities for federal income tax purposes was $96,229,199. Net unrealized appreciation aggregated $1,430,624, of which $1,526,321 related to appreciated investment securities and $95,697 related to depreciated investment securities.

See notes to financial statements	Semiannual report | Global Conservative Absolute Return Fund	13

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 11-30-13 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $96,164,462)	$97,659,823
Cash	476,136
Foreign currency, at value (Cost $31,803)	34,818
Cash held at broker for swap contracts	1,327,928
Cash held at broker for futures contracts	192,500
Receivable for forward foreign currency exchange contracts	744,566
Interest receivable	644,437
Swap contracts, at value	163,025
Receivable for futures variation margin	6
Receivable due from advisor	44,988
Receivable for exchange cleared swaps	102,174
Other receivables and prepaid expenses	63,683

Total assets	101,454,084

Liabilities

Payable for investments purchased	577,213
Payable for forward foreign currency exchange contracts	1,571,021
Payable for fund shares repurchased	5,541
Swap contracts, at value	108,973
Payable to affiliates
Transfer agent fees	72
Trustees’ fees	967
Other liabilities and accrued expenses	109,420

Total liabilities	2,373,207

Net assets	$99,080,877

Net assets consist of

Paid-in capital	$98,989,653
Undistributed net investment income	145,531
Accumulated net realized gain (loss) on investments, futures contracts,
foreign currency transactions and swap agreements	(922,361)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and
swap agreements	868,054

Net assets	$99,080,877

14	Global Conservative Absolute Return Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($496,579 ÷ 49,679 shares)[1]	$10.00
Class I ($100,068 ÷ 10,000 shares)	$10.01
Class R6 ($100,096 ÷ 10,000 shares)	$10.01
Class NAV ($98,384,134 ÷ 9,828,792 shares)	$10.01

Maximum offering price per share

Class A (net asset value per share ÷ 97%)[2]	$10.31

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | Global Conservative Absolute Return Fund	15

FINANCIAL STATEMENTS

Statement of operations For the six-month period ended 11-30-13
(unaudited)1

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$556,122

Expenses

Investment management fees	316,472
Distribution and service fees	473
Accounting and legal services fees	4,952
Transfer agent fees	293
Trustees’ fees	1,183
State registration fees	19,966
Printing and postage	723
Professional fees	73,932
Custodian fees	37,232
Registration and filing fees	31,331
Other	5,694

Total expenses	492,251
Less expense reductions	(81,660)

Net expenses	410,591

Net investment income	145,531

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(316,126)
Futures contracts	157,990
Swap contracts	279,671
Foreign currency transactions	(1,043,896)

(922,361)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,495,361
Futures contracts	(18,261)
Swap contracts	197,036
Translation of assets and liabilities in foreign currencies	(806,082)

868,054

Net realized and unrealized loss	(54,307)

Increase in net assets from operations	$91,224

1 Period from 7-16-13 (inception date) to 11-30-13.

16	Global Conservative Absolute Return Fund | Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of changes in net assets

This Statement of changes in net assets show how the value of the fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

Period
ended
11-30-13
(Unaudited)[1]

Increase (decrease) in net assets

From operations
Net investment income	$145,531
Net realized loss	(922,361)
Change in net unrealized appreciation (depreciation)	868,054

Increase in net assets resulting from operations	91,224

From fund share transactions	98,989,653

Total increase	99,080,877

Net assets

Beginning of period	—

End of period	$99,080,877

Undistributed net investment income	$145,531

1 Period from 7-16-13 (inception date) to 11-30-13.

See notes to financial statements	Semiannual report | Global Conservative Absolute Return Fund	17

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	11-30-13[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	—[4]
Net realized and unrealized gain on investments	—[4]
Total from investment operations	—
Net asset value, end of period	$10.00
Total return (%)[5,6]	0.00[7]

Ratios and supplemental data

Net assets, end of period (in millions)	—[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.12[9]
Expenses net of fee waivers and credits	1.50[9]
Net investment income	0.05[9]
Portfolio turnover (%)	76

1 Period ended 11-30-13. Unaudited.
2 The inception date for Class A shares is 7-16-13.
3 Based on the average daily shares outstanding.
4 Less than $0.01 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Does not reflect the effect of sales charges, if any.
7 Not annualized.
8 Less than $500,000.
9 Annualized.

CLASS I SHARES Period ended	11-30-13[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income	0.01
Net realized and unrealized gain on investments	—[3]
Total from investment operations	0.01
Net asset value, end of period	$10.01
Total return (%)[4]	0.10[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.31[7]
Expenses net of fee waivers and credits	1.19[7]
Net investment income	0.32[7]
Portfolio turnover (%)	76

1 Period ended 11-30-13. Unaudited.
2 The inception date for Class I shares is 7-16-13.
3 Less than $0.01 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.

18	Global Conservative Absolute Return Fund | Semiannual report	See notes to financial statements

CLASS R6 SHARES Period ended	11-30-13[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.01
Net realized and unrealized loss on investments	—[4]
Total from investment operations	0.01
Net asset value, end of period	$10.01
Total return (%)[5]	0.10[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	19.69[8]
Expenses net of fee waivers and credits	1.10[8]
Net investment income	0.39[8]
Portfolio turnover (%)	76

1 Period ended 11-30-13. Unaudited.
2 The inception date for Class R6 shares is 7-16-13.
3 Based on the average daily shares outstanding.
4 Less than $0.01 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Less than $500,000.
8 Annualized.

CLASS NAV SHARES Period ended	11-30-13[1,2]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[3]	0.01
Net realized and unrealized gain on investments	—[4]
Total from investment operations	0.01
Net asset value, end of period	$10.01
Total return (%)[5]	0.10[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$98
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26[7]
Expenses net of fee waivers and credits	1.10[7]
Net investment income	0.27[7]
Portfolio turnover (%)	76

1 Period ended 11-30-13. Unaudited.
2 The inception date for Class NAV shares is 7-16-13.
3 Based on the average daily shares outstanding.
4 Less than $0.01 per share.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Not annualized.
7 Annualized.

See notes to financial statements	Semiannual report | Global Conservative Absolute Return Fund	19

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Global Conservative Absolute Return Fund (the fund) is a series of John Hancock Bond Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term absolute return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Options listed on an exchange are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Swaps are marked-to-market daily based upon values from third party vendors, which may include a registered commodities exchange, or broker quotations. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of

20	Global Conservative Absolute Return Fund | Semiannual report

trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The fund may use a fair valuation model to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2013, all investments are categorized as Level 2 under the hierarchy described above, except for futures, which are categorized as Level 1.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Semiannual report | Global Conservative Absolute Return Fund	21

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the period ended November 30, 2013, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the

22	Global Conservative Absolute Return Fund | Semiannual report

contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and swaps are typically traded through the OTC market. Non-deliverable forwards, currency options and cash settled currency swaps are all regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed. This right to close out and net payments across all transactions traded under the ISDA could result in a reduction of the fund’s risk to a counterparty equal to any amounts payable by the fund, if any.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to the fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded and cleared transactions, if any are identified in the Fund’s investments.

Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and Cash held at broker for swap contracts, respectively. Securities pledged by the fund for exchange-traded and cleared transactions are identified in the Fund’s investments.

Semiannual report | Global Conservative Absolute Return Fund	23

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the period ended November 30, 2013, the fund used futures contracts to manage duration, manage against anticipated changes in securities markets, to maintain diversity and liquidity of the fund and as a substitute for securities purchased. During the period ended November 30, 2013, the fund held futures contracts with notional up to approximately $29.3 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2013.

						UNREALIZED
OPEN	NUMBER OF					APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	(DEPRECIATION)

U.S. Treasury Bond	77	Short	Mar 2014	($10,049,489)	($10,067,750)	($18,261)
Futures

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended November 30, 2013, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the fund. During the period ended November 30, 2013, the fund held forward foreign currency contracts with U.S. Dollar notional values up to approximately $147.2 million, as measured at each quarter end. The following table summarizes the contracts held at November 30, 2013.

24	Global Conservative Absolute Return Fund | Semiannual report

					CONTRACTUAL			NET UNREALIZED
	CONTRACT		CONTRACT		SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
	TO BUY		TO SELL	COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

EUR	727,295	USD	988,997	Goldman Sachs	12-5-13	—	($749)	($749)
				International
EUR	2,361,263	USD	3,200,000	BNP Paribas SA	1-16-14	$8,508	—	8,508
GBP	11,735,195	USD	19,151,452	Barclays Bank	12-5-13	50,572	—	50,572
				PLC
GBP	882,284	USD	1,400,775	BNP Paribas SA	12-5-13	42,886	—	42,886
GBP	120,186	USD	193,096	Citibank N.A.	12-5-13	3,561	—	3,561
GBP	57,345	USD	91,808	Royal Bank of	12-5-13	2,024	—	2,024
				Scotland PLC
NOK	36,200,000	EUR	4,440,570	Barclays Bank	1-16-14	—	(134,960)	(134,960)
				PLC
NOK	41,000,000	USD	6,953,437	Goldman Sachs	2-7-14	—	(277,936)	(277,936)
				International
USD	3,664,070	AUD	3,900,000	Goldman Sachs	1-16-14	124,165	—	124,165
				International
USD	7,824,418	CAD	8,150,000	Barclays Bank	1-16-14	162,619	—	162,619
				PLC
USD	674,908	EUR	508,918	Barclays Bank	12-5-13	—	(16,610)	(16,610)
				PLC
USD	297,449	EUR	218,377	BNP Paribas SA	12-5-13	719	—	719
USD	6,168,911	EUR	4,562,318	Barclays Bank	1-16-14	—	(30,414)	(30,414)
				PLC
USD	4,877,651	EUR	3,600,000	Barclays Bank	2-7-14	—	(14,248)	(14,248)
				PLC
USD	7,706,728	EUR	5,580,000	Goldman Sachs	2-7-14	124,284	—	124,284
				International
USD	989,089	EUR	727,295	Goldman Sachs	3-5-14	750	—	750
				International
USD	18,949,661	GBP	12,206,151	Barclays Bank	12-5-13	—	(1,022,977)	(1,022,977)
				PLC
USD	940,720	GBP	588,858	BNP Paribas SA	12-5-13	—	(22,815)	(22,815)
USD	19,138,379	GBP	11,735,195	Barclays Bank	3-5-14	—	(50,312)	(50,312)
				PLC
USD	2,955,056	JPY	291,000,000	Barclays Bank	1-16-14	113,498	—	113,498
				PLC
USD	6,786,481	NOK	41,000,000	Goldman Sachs	2-7-14	110,980	—	110,980
				International
						$744,566	($1,571,021)	($826,455)

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange

Semiannual report | Global Conservative Absolute Return Fund	25

and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund’s investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the period ended November 30, 2013, the fund used purchased options to manage against anticipated changes in currency exchange rates, changes in securities markets and to gain exposure to foreign currency. During the period ended November 30, 2013, the fund held purchased options with market values up to approximately $569,300, as measured at each quarter end.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

26	Global Conservative Absolute Return Fund | Semiannual report

During the period ended November 30, 2013, the fund used interest rate swaps to manage duration of the fund, and to maintain diversity and liquidity of the fund. During the period ended November 30, 2013, the fund held interest rate swaps with total USD notional amounts up to approximately $520.2 million, as measured at each quarter end. The following table summarizes the interest rate swap contracts held as of November 30, 2013.

							UNAMORTIZED
			USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
	NOTIONAL		NOTIONAL	MADE BY	RECEIVED BY	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

BNP Paribas	285,000,000	MXN	21,594,181	Fixed 4.99%	MXN-TIIE-	Nov 2016	—	($73,125)	($73,125)
					Banxico
BNP Paribas	75,000,000	MXN	$5,682,679	MXN-TIIE-	Fixed 7.41%	Oct 2024	—	65,396	65,396
				Banxico
Exchange Cleared Swaps
	28,000,000	EUR	37,757,985	EUR-EURIBOR-	Fixed	Mar 2016	—	188,566	188,566
				Reuters	0.747%
	36,500,000	USD	36,500,000	Fixed 0.7175%	3 Month	Mar 2016	—	(172,510)	(172,510)
					LIBOR
	2,300,000	GBP	3,498,759	Fixed 0.877%	6 Month	Jul 2016	—	8,100	8,100
					LIBOR
	77,000,000	EUR	101,035,549	EUR-EURIBOR-	Fixed	Jul 2016	—	213,346	213,346
				Reuters	0.9425%
	8,500,000	EUR	11,308,831	Fixed 0.9425%	6 Month	Jul 2016	$15,300	(38,851)	(23,551)
					EURIBOR
	6,000,000	EUR	8,173,496	EUR-EURIBOR-	Fixed	Oct 2016	—	28,170	28,170
				Reuters	1.1875%
	46,500,000	GBP	75,385,805	Fixed 1.668%	6 Month	Nov 2016	—	35,191	35,191
					LIBOR
	85,000,000	AUD	77,592,266	AUD-BBR-	Fixed	Nov 2016	—	8,526	8,526
				BBSW	3.885%
	2,100,000	GBP	3,194,519	Fixed 1.878%	6 Month	Jul 2020	—	47,940	47,940
					LIBOR
	10,300,000	GBP	15,668,354	GBP-LIBOR-	Fixed	Jul 2020	—	(263,276)	(263,276)
				BBA	2.335%
	10,300,000	GBP	15,976,324	Fixed 2.335%	6 Month	Jul 2020	338,915	(75,639)	263,276
					LIBOR
	4,700,000	EUR	6,167,105	EUR-EURIBOR-	Fixed 1.82%	Jul 2020	—	23,297	23,297
				Reuters
	6,000,000	USD	6,000,000	Fixed 2.8%	3 Month	Jul 2020	—	(40,010)	(40,010)
					LIBOR
	6,000,000	EUR	8,090,997	Fixed 2.271%	6 Month	Mar 2024	—	(155,487)	(155,487)
					EURIBOR
	8,200,000	USD	8,200,000	3 Month LIBOR	Fixed	Mar 2024	—	15,840	15,840
					2.99375%
	3,100,000	USD	3,100,000	Fixed 3.245%	3 Month	Nov 2024	—	8,674	8,674
					LIBOR
	4,000,000	EUR	5,427,799	EUR-EURIBOR-	Fixed	Nov 2024	—	(1,483)	(1,483)
				Reuters	2.274%
	240,000,000	JPY	2,349,141	Fixed 0.926%	6 Month	Nov 2024	—	2,580	2,580
					LIBOR
	2,800,000	GBP	4,259,358	Fixed 2.755%	6 Month	Jul 2026	—	80,046	80,046
					LIBOR
	8,800,000	EUR	11,546,920	EUR-EURIBOR-	Fixed	Jul 2027	—	(92,186)	(92,186)
				Reuters	2.918%
	8,800,000	EUR	11,922,643	Fixed 2.918%	6 Month	Jul 2027	139,513	(47,327)	92,186
					EURIBOR
	400,000	EUR	527,020	EUR-EURIBOR-	Fixed	Sep 2027	—	13,218	13,218
				Reuters	3.321%

Semiannual report | Global Conservative Absolute Return Fund	27

						UNAMORTIZED
		USD	PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
NOTIONAL		NOTIONAL	MADE BY	RECEIVED BY	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
AMOUNT	CURRENCY	AMOUNT	FUND	FUND	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

400,000	EUR	540,900	Fixed 3.321%	6 Month	Sep 2027	($9,466)	($3,752)	($13,218)
				EURIBOR
1,250,000	GBP	1,901,499	Fixed 3.14%	6 Month	Jul 2033	—	20,733	20,733
				LIBOR
4,720,000	EUR	6,382,622	EUR-EURIBOR-	Fixed	Nov 2035	—	62,758	62,758
			Reuters	2.924%
1,750,000	GBP	2,662,099	Fixed 3.301%	6 Month	Jul 2043	—	(10,807)	(10,807)
				LIBOR
3,500,000	EUR	4,592,525	Fixed 2.46%	6 Month	Jul 2043	—	112,636	112,636
				EURIBOR
280,000	EUR	368,914	Fixed 2.785%	EUR-	Sep 2043	—	(16,814)	(16,814)
				EURIBOR-
				Reuters
2,500,000	GBP	3,802,999	Fixed	6 Month	Jul 2045	—	(7,540)	(7,540)
			3.56125%	LIBOR
2,500,000	GBP	3,877,749	GBP-LIBOR-	Fixed	Jul 2045	(77,555)	85,095	7,540
			BBA	3.56125%
3,800,000	EUR	4,986,170	Fixed 2.8%	6 Month	Jul 2047	—	153,805	153,805
				EURIBOR
3,800,000	EUR	5,138,552	EUR-EURIBOR-	Fixed 2.8%	Jul 2047	(232,587)	78,782	(153,805)
			Reuters
330,000	EUR	434,792	Fixed 3.115%	6 Month	Sep 2047	—	(13,679)	(13,679)
				EURIBOR
330,000	EUR	455,664	EUR-EURIBOR-	Fixed	Sep 2047	7,650	6,029	13,679
			Reuters	3.115%
3,030,000	EUR	4,097,319	Fixed 2.908%	6 Month	Nov 2055	—	(108,339)	(108,339)
				EURIBOR
		$520,201,535				$181,770	$137,903	$319,673

The following are abbreviations for the table above:

EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended November 30, 2013, the fund used CDS as a Buyer of protection to manage against potential credit events. During the period ended November 30, 2013, the fund held credit default swap contracts with total USD notional amounts up to approximately $830,000, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of November 30, 2013 as a Buyer of protection.

UNAMORTIZED
				USD			UPFRONT	UNREALIZED
	REFERENCE	NOTIONAL		NOTIONAL	(PAY)/RECEIVE	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
	OBLIGATION	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Exchange	CDX	830,000	USD	830,000	(1.000)%	Dec 2018	($7,462)	($6,463)	(13,925)
Cleared Swap	Investment
Grade 21 5Y

28	Global Conservative Absolute Return Fund | Semiannual report

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended November 30, 2013 to take a long position in the exposure of the benchmark credit and gain exposure to security or credit index. During the period ended November 30, 2013, the fund acted as Seller on credit default swap contracts with total USD notional amounts ranging up to approximately $830,000, as measured at each quarter end. The following table summarizes the credit default swap contracts the fund held as of November 30, 2013 where the fund acted as a Seller of protection.

IMPLIED
CREDIT
SPREADS
		AND/OR						UNAMORTIZED
		CREDIT			USD			UPFRONT	UNREALIZED
	REFERENCE	RATING AT	NOTIONAL		NOTIONAL	(PAY)/RECEIVE	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
	OBLIGATION	11-30-13	AMOUNT	CURRENCY	AMOUNT	FIXED RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE

Exchange	CDX	0.70%	830,000	USD	$830,000	1.000%	Dec 2018	$10,110	$3,815	$13,925
Cleared Swap	Investment
Grade 21 5Y

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the period ended November 30, 2013 to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. During the period ended November 30, 2013, the fund held inflation swap contracts with total U.S. dollar notional values ranging up to approximately $62.0 million, as measured at each quarter end.

			USD	PAYMENTS	PAYMENTS		UNREALIZED
	NOTIONAL		NOTIONAL	MADE BY	RECEIVED BY	MATURITY	APPRECIATION	MARKET
COUNTERPARTY	AMOUNT	CURRENCY	AMOUNT	FUND	FUND	DATE	(DEPRECIATION)	VALUE

Barclays Bank PLC	9,250,000	GBP	$14,365,719	Fixed 3.155%	UK-RPI	Aug 2018	($35,848)	($35,848)
BNP Paribas SA	5,600,000	EUR	7,714,838	EUR-EXT-CPI	Fixed	Oct 2023	97,629	97,629
					1.8525%
			$22,080,557				$61,781	$61,781

The following are abbreviations for the table above:
UK-RPI	GBP — Non-revised Retail Price Index
EUR-EXT-CPI	EUR — Excluding Tobacco-Non-revised Consumer Price

Semiannual report | Global Conservative Absolute Return Fund	29

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at November 30, 2013 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Interest rate contracts	Receivable/payable for futures	Futures†	—	($18,261)
Interest rate contracts	Swap contracts, at value	Interest rate	$1,563,132	(1,181,678)
		swaps^
Interest rate contracts	Investments, at value*	Purchased	569,309	—
		options
Foreign exchange	Receivable/payable for forward	Forward	744,566	(1,571,021)
contracts	foreign currency exchange	foreign currency
	contracts	contracts

Credit contracts	Swap contracts, at value	Credit default	13,925	(13,925)
		swaps^

* Purchased options are included in the Fund’s investments.

† Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of assets and liabilities.

^ Reflects cumulative appreciation/depreciation on swap contracts. Variation margin for centrally cleared swaps and appreciation/depreciation for OTC swaps are shown separately in the Statement of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty. The tables below reflect the fund’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC FINANCIAL INSTRUMENTS	ASSET	LIABILITY

Purchased options	$569,309	—
Foreign forward currency contracts	744,566	($1,571,021)
Interest rate swaps	65,396	(73,125)
Inflation swaps	97,629	(35,848)

Totals	$1,476,900	($1,679,994)

	TOTAL MARKET	COLLATERAL	COLLATERAL
	VALUE OF OTC	RECEIVED	PLEDGED	NET
COUNTERPARTY	DERIVATIVES	BY FUND	BY FUND	EXPOSURE

Barclays Bank PLC	($978,680)	—	$878,446	($100,234)
BNP Paribas SA	119,198	—	—	119,198
Citibank N.A.	3,561	—	—	3,561
Goldman Sachs Group Inc.	81,494	—	—	81,494
Morgan Stanley & Company, Inc.	569,309	—	—	569,309
The Royal Bank of Scotland PLC	2,024	—	—	2,024

Totals	($203,094)	—	$878,446	$675,352

30	Global Conservative Absolute Return Fund | Semiannual report

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended November 30, 2013:

				FOREIGN
	STATEMENT OF OPERATIONS	FUTURES	SWAP	CURRENCY
RISK	LOCATION	CONTRACTS	CONTRACTS	TRANSACTIONS*	TOTAL

Interest rate	Net realized gain (loss)	$157,990	$279,827	—	$437,817
contracts

Foreign	Net realized gain (loss)	—	—	($753,795)	(753,795)
exchange
contracts

Credit	Net realized gain (loss)	—	(156)	—	(156)
contracts

Total		$157,990	$279,671	($753,795)	($316,134)

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended November 30, 2013:

					TRANSLATION
					OF ASSETS AND
		INVESTMENTS			LIABILITIES IN
	STATEMENT OF OPERATIONS	(PURCHASED	FUTURES	SWAP	FOREIGN
RISK	LOCATION	OPTIONS)	CONTRACTS	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in unrealized	($6,652)	($18,261)	$199,684	—	$174,771
contracts	appreciation
	(depreciation)

Foreign	Change in unrealized	—	—	—	($826,455)	(826,455)
exchange	appreciation
contracts	(depreciation)

Credit	Change in unrealized	—	—	(2,648)	—	(2,648)
contracts	appreciation
	(depreciation)

Total		($6,652)	($18,261)	$197,036	($826,455)	($654,332)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

Semiannual report | Global Conservative Absolute Return Fund	31

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis of 0.850% of the first $500,000,000 of the fund’s average daily net assets; or, if net assets exceed $500,000,000, 0.830% of all the fund’s average daily net assets. The Advisor has a subadvisory agreement with Standard Life Investments (Corporate Funds) Limited. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.50%, 1.19%, and 1.10% for Class A, Class I, and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or expense reimbursements will expire on September 30, 2014 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to waive the fund’s management fees by 0.16% of the fund’s average daily net assets. This voluntary waiver may terminate at any time upon notice to the fund.

For the period ended November 30, 2013, these expense reductions amounted to the following:

CLASS A	CLASS I	CLASS R6	CLASS NAV	TOTAL

$7,273	$6,959	$6,937	$60,491	$81,660

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the period ended November 30, 2013 were equivalent to a net annual effective rate of 0.63% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended November 30, 2013 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to 0.30% for Class A shares for distribution and service fees

32	Global Conservative Absolute Return Fund | Semiannual report

under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,267 for the period ended November 30, 2013. Of this amount, $392 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,875 was paid as sales commissions to broker-dealers and $0 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended November 30, 2013, the fund did not pay any CDSCs for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended November 30, 2013 were:

	DISTRIBUTION	TRANSFER	PRINTING AND	STATE REGISTRATION
SHARE CLASS	AND SERVICE FEES	AGENT FEES	POSTAGE FEES	FEES

Class A	$473	$227	$297	$6,655
Class I	—	57	213	6,655
Class R6	—	9	213	6,656
Total	$473	$293	$723	$19,966

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Semiannual report | Global Conservative Absolute Return Fund	33

Note 6 — Fund share transactions

Transactions in fund shares for the period ended November 30, 2013 were as follows:

	Period ended 11-30-13[1]
	Shares	Amount
Class A shares

Sold	61,912	$615,969
Repurchased	(12,233)	(121,789)

Net increase	49,679	$494,180

Class I shares

Sold	30,402	$302,382
Repurchased	(20,402)	(202,111)

Net increase	10,000	$100,271

Class R6 shares

Sold	10,000	$100,000

Net increase	10,000	$100,000

Class NAV shares

Sold	10,051,744	$100,514,775
Repurchased	(222,952)	(2,219,573)

Net increase	9,828,792	$98,295,202

Total net increase	9,898,471	$98,989,653

1 Period from 7-16-13 (inception date) to 11-30-13.

Affiliates of the fund owned 20% of shares of beneficial interest of Class A and 100% of shares of beneficial interest of Class I, Class R6, and Class NAV, on November 30, 2013.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $98,282,146 and $39,621,865, respectively, for the period ended November 30, 2013. Purchases and sales of U.S. Treasury obligations aggregated $18,547,679 and $8,008,000, respectively, for the period ended November 30, 2013.

34	Global Conservative Absolute Return Fund | Semiannual report

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the “Board”) of John Hancock Bond Trust (the “Trust”) of the amendment to the Advisory Agreement (the “Advisory Agreement Amendment”) and the Sub-Advisory Agreement for the John Hancock Global Conservative Absolute Return Fund, a new series of the Trust (the “New Portfolio”).

Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on June 24–26, 2013, the Board, including all of the Trustees who are not considered to be “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Advisory Agreement Amendment and the Sub-Advisory Agreement for the New Portfolio.

This section describes the evaluation by the Board of Trustees of:

(a) the Advisory Agreement Amendment between the Trust and John Hancock Advisers, LLC (the “Advisor”) to add the New Portfolio; and

(b) the Sub-Advisory Agreement between the Advisor and Standard Life Investments (Corporate Funds) Limited (the “Subadvisor”) relating to the New Portfolio (the “Sub-Advisory Agreement”).

In considering the Advisory Agreement Amendment and the Sub-Advisory Agreement with respect to the New Portfolio, the Board received in advance of the meeting a variety of materials relating to the New Portfolio, the Advisor, and the Subadvisor, including comparative fee and expense information for a peer group of similar mutual funds prepared by an independent third party provider of mutual fund data, and including with respect to the Subadvisor, comparative performance information for comparably managed accounts and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of the services to be provided by the Advisor and the Subadvisor under their respective agreements, as well as information regarding the Advisor’s anticipated revenues and costs of providing services to the New Portfolio. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor to the John Hancock Funds (the “Funds”), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Fund in the complex that it manages. The Board also considered the nature, quality, and extent of the services to be provided to the New Portfolio by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed Agreements and discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement Amendment

In approving the Advisory Agreement Amendment with respect to the New Portfolio, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s

Semiannual report | Global Conservative Absolute Return Fund	35

conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Portfolio, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considers the Advisor’s risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Portfolio, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisors and their affiliates have with the Advisor or its affiliates, including the involvement by certain affiliates of certain subadvisors in the distribution of financial products, including shares of the Trust, offered by the Advisor and other affiliates of the Advisor (“Material Relationships”).

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement Amendment, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the investment performance and compliance programs of the Funds’ subadvisors, such as the subadvisors’ compliance with Fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications, and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the New Portfolio;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Portfolio; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Portfolio.

36	Global Conservative Absolute Return Fund | Semiannual report

Investment performance. In connection with its consideration of the Advisory Agreement Amendment, the Board, considered the performance of comparable funds or accounts, if any, managed by the Advisor and the Subadvisor and the performance of applicable benchmarks. The Board considered that a composite of comparable accounts managed by the Subadvisor outperformed an applicable benchmark for the year-to-date, one-year, two-year, and since-inception periods. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and expenses. The Board reviewed comparative information including, among other data, the New Portfolio’s estimated management fee and subadvisory fee and anticipated total expenses as compared to similarly situated investment companies deemed to be comparable to the New Portfolio. In comparing the New Portfolio’s estimated management fee to those of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor, and not the New Portfolio, would be responsible for paying the subadvisory fee, and that such fee had been negotiated at arms-length. The Board also noted that the Advisor has agreed to implement an overall fee waiver across a number of funds in the complex, including the New Portfolio, which is discussed further below. The Board also noted that the Advisor has agreed to contractual fee waivers and/or expense reimbursements with respect to certain share classes of the New Portfolio. The Board also noted management’s discussion of the New Portfolio’s anticipated expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board considered the investment advisory fees charged to other funds in the complex having similar mandates, if any. The Board considered any difference between the Advisor’s and Subadvisor’s services to be provided to the New Portfolio and the services they provide to other such funds.

The Board concluded that the advisory fee to be paid by the Trust with respect to the New Portfolio is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the New Portfolio, the Board considered information presented by the Advisor regarding the anticipated profitability of the Advisor and its affiliates’ relationship with the New Portfolio and whether the Advisor has the financial ability to provide a high level of services to the New Portfolio. The Board also:

(a) considered the financial condition of the Advisor;

(b) considered an analysis presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Portfolio;

(c) considered that the Advisor will also provide administrative services to the New Portfolio on a cost basis pursuant to an administrative services agreement;

(d) noted that affiliates of the Advisor will provide transfer agency services and distribution services to the New Portfolio, and that the Trust’s distributor will receive 12b-1 payments to support distribution of the New Portfolio;

(e) noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Portfolio;

(f) noted that the subadvisory fee for the New Portfolio will be paid by the Advisor and is negotiated at arm’s length; and

Semiannual report | Global Conservative Absolute Return Fund	37

(g) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Portfolio and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates expected to be derived from their relationship with the New Portfolio is reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized if the New Portfolio grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the New Portfolio, the Board:

(a) considered that the Advisor has agreed to waive its management fee for the New Portfolio and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, and each other John Hancock fund (except those listed below) (the “Participating Portfolios”) or otherwise reimburse the expenses of the Participating Portfolios as follows (the “Reimbursement”):

The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios at this time are each of the fund of funds, money market funds, index funds, and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and concluded that (i) the fee structure for the New Portfolio contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Portfolio and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolio to benefit from economies of scale if the New Portfolio grows; and

(c) the Board also considered the effect of the New Portfolio’s growth in size on its performance and fees. The Board also noted that if the New Portfolio’s assets increase over time, the New Portfolio may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board considered:

(1) information relating to the Subadvisor’s businesses, including current subadvisory services to another fund in the John Hancock family of funds;

(2) the comparative performance of the New Portfolio’s benchmark and comparable funds managed by the New Portfolio’s portfolio managers;

(3) the proposed subadvisory fee, including any breakpoints, for the New Portfolio and comparative fee information; and

(4) information relating to the nature and scope of any Material Relationships and their significance to the Trust’s Advisor and the Sub-Advisor.

Nature, extent, and quality of services. With respect to the services to be provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, as well as took into account information presented throughout the year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as its compensation program. The Board

38	Global Conservative Absolute Return Fund | Semiannual report

reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who will provide services to the New Portfolio. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board considered the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisors and their operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities will include the development and maintenance of an investment program for the New Portfolio that is consistent with the New Portfolio’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars. The Board also reviewed information relating to the nature and scope of any Material Relationships and their significance to the Advisor and its affiliates.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship to the New Portfolio, the Board noted that the fees under the Sub-Advisory Agreement are paid by the Advisor and not the New Portfolio. The Board also received information regarding any Material Relationships, which include arrangements in which unaffiliated subadvisors or their affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Trust’s advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement. In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the New Portfolio, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Portfolio will pay an advisory fee to the Advisor and that, in turn, the Advisor will pay a subadvisory fee to the Subadvisor. As noted above, the Board considered the New Portfolio’s subadvisory fee compared to similarly situated investment companies deemed to be comparable to the New Portfolio. The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm’s length.

Subadvisor performance. As noted above, the Board considered performance results of comparable accounts managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance.

Semiannual report | Global Conservative Absolute Return Fund	39

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises another fund in the fund complex and the Board is generally satisfied with the Subadvisor’s management of this fund, and may reasonably be expected to provide a high quality of investment management services to the New Portfolio;

(2) The proposed subadvisory fee is reasonable in relation to the level and quality of services to be provided; and

(3) The New Portfolio’s proposed subadvisory fee will be paid by the Advisor and was negotiated at arm’s length, and that subadvisory fee breakpoints are reflected as breakpoints in the advisory fee for the New Portfolio in order to permit shareholders to benefit from economies of scale if the New Portfolio grows.

* * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Portfolio and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

40	Global Conservative Absolute Return Fund | Semiannual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
James R. Boyle†	Standard Life Investments (Corporate Funds)
Craig Bromley†	Limited
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott
Executive Vice President

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Semiannual report | Global Conservative Absolute Return Fund	41

800-225-5291
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	427SA 11/13
MF167896	1/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
Hugh McHaffie
President

Date:	January 24, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 24, 2014